OMB Number 3235-0307
Expires 04/30/03
Estimated average burden hours
per response
248.25

   As filed with the Securities and Exchange Commission on February 28, 2001

                Securities Act of 1933 Registration No. 33-10327
                Investment Company Act of 1940 File No. 811-4911
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         Pre-Effective Amendment No. ____                   [ ]
                          Post-Effective Amendment No. 36                   [X]
                                     and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                 Amendment No. 37                           [X]

                              --------------------

                      STATE STREET RESEARCH FINANCIAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                           Copy of Communications To:
                           Geoffrey R.T. Kenyon, Esq.
                              Goodwin Procter LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

      It is proposed that this filing will become effective under Rule 485:

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On March 1, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _________________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _________________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

     The Prospectuses and Statement of Additional Information of the State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research International Equity Fund and State Street Research Strategic Portfolios: Aggressive series of State Street Research Financial Trust (the "Registrant") are included herein.


     The Prospectus and Statement of Additional Information of the State Street Research Health Sciences Fund series of the Registrant are included in Post-Effective Amendment No. 35.


     The Prospectus and Statement of Additional Information of State Street Research Concentrated Growth Fund series of the Registrant are included in Post-Effective Amendment No. 34.

                          [LOGO] STATE STREET RESEARCH

                             Government Income Fund

                               [GRAPHIC OF CLOCK]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus will also be available in Spanish in April by calling the State Street Research Service Center at 1-888-638-3193.



                                                            A bond fund focusing
                                                              on U.S. government
                                                                      securities

                                                                      Prospectus
                                                                   March 1, 2001

                                    Contents
--------------------------------------------------------------------------------


        1  The Fund
         -------------------------------

        1  Goal and Strategies
        2  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

        9  Your Investment
         -------------------------------

        9  Opening an Account
        9  Choosing a Share Class
       10  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

       22  Other Information
         -------------------------------

       22  Other Securities and Risks
       24  Financial Highlights
       27  Board of Trustees

Back Cover For Additional Information

                                    The Fund                              1
--------------------------------------------------------------------------------


[CHESS PIECE] Goal and Strategies

Fundamental Goal The fund seeks high current income.

Principal Strategies Under normal market conditions, the fund invests at least 65% of total assets in U.S. government securities. These may include debt securities of such issuers as:

o     the U.S. Treasury

o     the Government National Mortgage Association (Ginnie Mae)

o     the Federal National Mortgage Association (Fannie Mae)

o     the Federal Home Loan Mortgage Corporation (Freddie Mac)

o     the Resolution Funding Corporation

The fund may also invest in STRIPS, securities offered by the government in which the principal and interest components of U.S. Treasury bonds trade separately from each other.

The fund may invest up to 35% of total assets in other government and private securities. These may include mortgage-related securities (securities that represent interests in pools of mortgages) that are issued by investment banks and insurance companies. At the time of purchase these securities are in the highest rating category (Standard & Poor's AAA or Moody's Aaa) or if unrated are the equivalent. The fund may also invest in foreign securities, asset-backed securities and trust certificates (securities representing interest in pools of U.S. government loans), as well as custodial receipts, which are similar to STRIPS but are privately issued.

In managing its portfolio, the fund attempts to balance sensitivity to interest rate movements with the

[MAGNIFYING GLASS] Who May Want To Invest

State Street Research Government Income Fund is designed for investors who seek one or more of the following:

o     a relatively conservative investment for income

o     a bond fund that emphasizes highly creditworthy U.S. government securities

o     a fund to complement a portfolio of more aggressive investments


The fund is not appropriate for investors who:

o     want to avoid even moderate volatility

o     are seeking high growth or maximum income

o     are investing emergency reserve money

     2                         The Fund continued
--------------------------------------------------------------------------------


potential for yields. Although the fund may invest in securities of any maturity, it generally invests in those with medium- to long-term remaining maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes. Thus at times the fund may invest in short-term and other types of securities. In addition, the fund may emphasize securities of different sectors -- for example, U.S. Treasuries or mortgage-related securities, both for reasons of yield and of interest rate sensitivity.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[TRAFFIC SIGN] Principal Risks

Because the fund invests primarily in bonds and other debt securities, its major risks are those of bond investing, including the tendency of prices to fall when interest rates rise. Such a fall would lower the fund's share price and the value of your investment.

In general, the price of a bond will move in the opposite direction from interest rates, for the reason that new bonds issued after a rise in rates will offer higher yields to investors; the only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price. (This principle works in reverse as well: a fall in interest rates will tend to cause a bond's price to rise.)

Also, STRIPS can be highly volatile.

Mortgage-related securities can offer attractive yields, but carry additional risks.The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are usually redeemed early because the underlying mortgages are often prepaid. The fund would then have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-related securities may fall if they are redeemed after that date.

The success of the fund's investment strategy depends largely on the portfolio manager's skill in assessing the direction and impact of interest

                                                                          3
                                                                          ------


rate movements and the creditworthiness of the fund's non-U.S. government securities.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

[MAGNIFYING GLASS] U.S. Government Securities and Credit Quality

The term "U.S. government securities" covers securities from a range of issuers. These include the federal government itself, various agencies and certain organizations created through legislation. Some of these issuers are actually private (or partly so) but have a special relationship with the government.

Treasury securities are direct obligations of the U.S. Treasury, and are backed by the full faith and credit of the federal government. This is recognized as the strongest form of credit backing in the U.S.

Some securities that are not issued by the U.S. Treasury carry the government's full faith and credit backing as to principal or interest, although they are not actually direct obligations of the government. Other securities are backed by the issuer's right to borrow up to a certain amount from the U.S. Treasury, while some are backed only by the credit of the issuing organization itself or by a pledge that the government would intervene in the event of a default.

While there are different shades of credit quality to these securities, government securities as a group are considered highly creditworthy. Of course, credit quality only pertains to the risk of default; the market value of these securities will still change with movements in interest rates and other factors.

     4                     Volatility and Performance
--------------------------------------------------------------------------------


    [The following information was represented by a bar chart in the printed materials.]


                                                                                   Years ended December 31
                                                        ----------------------------------------------------------------------------
Year-by-Year Total Return (Class A)                     1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

                                                        16.08   6.75    9.85   (2.89)   17.62   3.16    9.12    9.11   (1.93)  10.84


Best quarter: third quarter 1991, up 6.65%
Worst quarter: first quarter 1994, down 2.22%


                                                                                                 As of December 31, 2000
                                                                                       -------------------------------------------
Average Annual Total Return (at maximum applicable sales charge)                       1 Year           5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
                                  Class A (%)                                           5.85              4.98              7.08
                                  Class B(1) (a)                                        5.05              4.78              6.92
                                  Class B (%)                                           5.01              4.84              6.95
                                  Class C (%)                                           9.18              5.17              6.96
                                  Class S (%)                                          11.26              6.23              7.78
                                  Merrill Lynch Government Master Index (%)            13.11              6.50              7.92
                                  Lipper General U.S. Government Funds Index (%)       11.89              5.54              6.75



(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

                                                                          5
                                                                          ------


[MAGNIFYING GLASS] Understanding Volatility and Performance

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:


o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are two independent measures of performance. The Merrill Lynch Government Master Index is an unmanaged index of fixed-rate U.S. Treasury and agency securities. The Lipper General U.S. Government Funds Index shows the performance of a category of mutual funds with similar goals. The Lipper index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your bond portfolio were identical to the Merrill Lynch Government Master Index, your returns would always be lower, because this index does not include brokerage or administrative expenses.

Keep in mind that past performance is no guarantee of future results.

     6                          Investor Expenses
--------------------------------------------------------------------------------


                                                                                   Class descriptions begin on page 9
                                                                    ----------------------------------------------------------------
Shareholder Fees (% of offering price)                              Class A    Class B(1)        Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                             Maximum front-end sales charge (load)   4.50(a)      0.00             0.00          0.00         0.00

                             Maximum deferred sales charge (load)    0.00(a)      5.00             5.00          1.00         0.00

Annual Fund Operating Expenses (% of average net assets)            Class A    Class B(1)        Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                             Management fee                          0.59         0.59             0.59          0.59         0.59

                             Service/distribution (12b-1) fees       0.30(b)      1.00             1.00          1.00         0.00

                             Other expenses                          0.26         0.26             0.26          0.26         0.26
                                                                     ----         ----             ----          ----         ----
                             Total annual fund operating expenses    1.15         1.85             1.85          1.85         0.85
                                                                     ====         ====             ====          ====         ====

Example                      Year                                   Class A     Class B(1)       Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                             1                                       $562       $688/$188        $688/$188     $288/$188       $87

                             3                                       $799       $882/$582        $882/$582       $582         $271

                             5                                      $1,054    $1,201/$1,001    $1,201/$1,001    $1,001        $471

                             10                                     $1,785       $1,986           $1,986        $2,169       $1,049


(a)   Except for investments of $1 million or more; see page 9.


(b) Reflects fee schedule that became effective May 1, 2000, as if it had been in place during the fund's entire previous fiscal year. The Trustees may increase the current service/distribution fee rate shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

                                                                               7
                                                                          ------


[MAGNIFYING GLASS] Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year, and current results may be different.

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

     8                         The Fund continued
--------------------------------------------------------------------------------


[THINKER] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, MA 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has approximately $53 billion in assets under management (as of December 31, 2000), including $19 billion in mutual funds.

The investment manager is responsible for the fund's investment and business activities, and receives the management fee as compensation. The management fee is 0.60% of the first $500 million of average net assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. The investment manager is a subsidiary of Metropolitan Life Insurance Company.

John H. Kallis has been responsible for the fund's day-to-day portfolio management since its inception in March 1987. A senior vice president, he joined the firm in 1987 and has worked as an investment professional since 1963.

                                 Your Investment                          9
--------------------------------------------------------------------------------


[KEY] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[CHECKLIST] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

    10                      Your Investment continued
--------------------------------------------------------------------------------


Class A -- Front Load

o     Initial sales charge of 4.50% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

Class B (1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest           this % is            which equals
this amount               deducted             this % of
                          for sales            your net
                          charges              investment
--------------------------------------------------------------------------------
Up to $100,000              4.50                  4.71
$100,000 to $250,000        3.50                  3.63
$250,000 to $500,000        2.50                  2.56
$500,000 to $1 million      2.00                  2.04
$1 million or more                  see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales

                                                                          11
                                                                          ------


charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                           this % of net asset value
when you sell shares       at the time of purchase (or
in this year after you     of sale, if lower) is deduct-
bought them                ed from your proceeds
--------------------------------------------------------------------------------
First year                          5.00
Second year                         4.00
Third year                          3.00
Fourth year                         3.00
Fifth year                          2.00
Sixth year                          1.00
Seventh or eighth year              None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CSDC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

    12                      Your Investment continued
--------------------------------------------------------------------------------


Class C -- Level Load

                           this % of net asset value
when you sell shares       at the time of purchase (or
in this year after you     of sale, if lower) is deduct-
bought them                ed from your proceeds
--------------------------------------------------------------------------------
First year                            1.00
Second year or later                  None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype employee retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[MAGNIFYING GLASS] Understanding Service/Distribution Fees

As noted in the descriptions on pages 9 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.


The fund may pay certain service and distribution fees for a class out of fund assets, as provided under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.


Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                              13
                                                                          ------


[CHECK] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and per-form services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.


Dealer Commissions %                  Class A     Class B(1)  Class B  Class C  Class S
---------------------------------------------------------------------------------------
 Sales commission                    See below       4.00       4.00     1.00     0.00
    Investments up to $100,000         4.00           --         --       --       --
    $100,000 to $250,000               3.00           --         --       --       --
    $250,000 to $500,000               2.00           --         --       --       --
    $500,000 to $1 million             1.75           --         --       --       --
    $1 million and over(a)
       $1 million to 3 million         1.00(a)        --         --       --       --
       Next $2 million                 0.75(a)        --         --       --       --
       Next $2 million                 0.50(a)        --         --       --       --
       Amount over $7 million          0.25(a)        --         --       --       --
 Annual fee                            0.25          0.25       0.25     1.00     0.00


Brokers for Portfolio Trades When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

    14                      Buying and Selling Shares
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                         Instructions for Buying Shares                   15
--------------------------------------------------------------------------------


                                   To Open an Account                     To Add to an Account
[BRIEFCASE] Through a              Consult your financial                 Consult your financial
            Professional           professional or your program           professional or your program
            or Program             materials.                             materials.

By Mail [MAILBOX]                  Make your check payable to             Fill out an investment slip from
                                   "State Street Research Funds."         an account statement or indicate
                                   Forward the check and your             the fund name and account number
                                   application to State Street            on your check. Make your check
                                   Research.                              payable to "State Street
                                                                          Research Funds." Forward the
                                                                          check and slip to State Street
                                                                          Research.

[CAPITAL BUILDING] By Federal      Call to obtain an account number       Call State Street Research to
                   Funds Wire      and forward your application to        obtain a control number.
                                   State Street Research. Wire            Instruct your bank to wire funds
                                   funds using the instructions at        to:
                                   right.                                 o State Street Bank and Trust
                                                                            Company, Boston, MA
                                                                          o ABA: 011000028
                                                                          o BNF: fund name and share class
                                                                            you want to buy
                                                                          o AC: 99029761
                                                                          o OBI: your name and your
                                                                            account number
                                                                          o Control: the number given to
                                                                            you by State Street Research

By Electronic [PLUG]               Verify that your bank is a             Call State Street Research to
Funds Transfer                     member of the ACH (Automated           verify that the necessary bank
(ACH)                              Clearing House) system. Forward        information is on file for your
                                   your application to State Street       account. If it is, you may
                                   Research. Please be sure to            request a transfer by telephone
                                   include the appropriate bank           or Internet. If not, please ask
                                   information. Call State Street         State Street Research to provide
                                   Research to request a purchase.        you with an EZ Trader
                                                                          application.

[CALENDAR] By Investamatic         Forward your application, with         Call State Street Research to
                                   all appropriate sections               verify that Investamatic is in
                                   completed, to State Street             place on your account, or to
                                   Research, along with a check for       request a form to add it.
                                   your initial investment payable        Investments are automatic once
                                   to "State Street Research              Investamatic is in place.
                                   Funds."

By Exchange [ARROWS GOING IN       Read the prospectus for the fund       Read the prospectus for the fund
             OPPOSITE DIRECTIONS]  into which you are exchanging.         into which you are exchanging.
                                   Call State Street Research or          Call State Street Research or
                                   visit our Web site.                    visit our Web site.


State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
                                            Internet www.statestreetresearch.com
Call toll-free: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

    16                      Your Investment continued
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                  17
--------------------------------------------------------------------------------

                                  To Sell Some or All of Your Shares

[BRIEFCASE]  Through a            Consult your financial professional or your
             Professional         program materials.
             or Program

By Mail [MAILBOX]                 Send a letter of instruction, an endorsed
                                  stock power or share certificates (if you hold certificate shares) to State Street Research.
                                  Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[CAPITAL BUILDING] By Federal     Check with State Street Research to make sure
                   Funds Wire     that a wire redemption privilege, including a
                                  bank designation, is in place on your account.
                                  Once this is established, you may place your request to sell shares with State Street
                                  Research. Proceeds will be wired to your pre-designated bank account. (See "Wire
                                  Transactions" on facing page.)

By Electronic [PLUG]              Check with State Street Research to make sure
Funds Transfer                    that the EZ Trader feature, including a bank
(ACH)                             designation, is in place on your account. Once
                                  this is established, you may place your
                                  request to sell shares with State Street
                                  Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

[COMPUTER] By Internet            Visit our Web site. Certain limitations may
                                  apply.

By Telephone [TELEPHONE]          As long as the transaction does not require a
                                  written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

[ARROWS GOING IN  By Exchange     Read the prospectus for the fund into which
OPPOSITE DIRECTIONS]              you are exchanging. Call State Street Research
                                  or visit our Web site.

By Systematic [CALENDAR]          See plan information on page 21.
Withdrawal Plan

[CHECK] By Check                  The checkwriting privilege is available for
                                  Class A shares only. If you have requested this privilege on your application you may write checks for amounts from $500 to $100,000.

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
                                            Internet www.statestreetresearch.com
Call toll-free: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

    18                      Your Investment continued
--------------------------------------------------------------------------------


[POLICIES] Account Policies

Telephone and Internet Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.


You may also use our Web site for submitting certain requests over the Internet.


As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at

                                                                          19
                                                                          ------


the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o     The fund reserves the right to redeem in kind

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

    20                      Your Investment continued
--------------------------------------------------------------------------------


[MAGNIFYING GLASS] Tax Considerations

Unless your investment is in a tax-deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

["UNCLE SAM"] Distributions and Taxes

Income and Capital Gains Distributions The fund distributes its net income and net capital gains to shareholders. Using projections of its future income, the fund declares dividends daily and pays them monthly. Net capital gains, if any, are distributed in December, after the end of the fund's fiscal year, which is October 31.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your shares and whether you reinvest your distributions.

                                                                          21
                                                                          ------


Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[HANDS] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ Trader This service allows you to purchase or sell fund shares over the telephone or over the Internet through the ACH (Automated Clearing House)system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-87-SSR-FUNDS (1-877-773-8637) for information on any of the services described above.

    22                          Other Information
--------------------------------------------------------------------------------


[POLICIES] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Foreign Investments Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                                                                              23
                                                                          ------


The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

Short-term Trading While the fund ordinarily does not trade securities for short-term profits, it will sell any security at the time it believes best, which may result in short-term trading. Short-term trading can increase the fund's transaction costs and may increase your tax liability if there are capital gains. In addition, foreign securities generally involve higher transaction costs per share traded.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Zero (or Step) Coupons A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

Asset-backed Securities Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher, than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities.To the extent that the fund does this, it is not pursuing its goal.

    24                        Financial Highlights
--------------------------------------------------------------------------------


These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund`s financial statements are included in the fund`s annual report, which is available upon request. Total return figures assume reinvestment of all distributions.


                                                                      Class A                               Class B(1)
                                                ----------------------------------------------------------------------------
                                                              Years ended October 31                  Years ended October 31

Per Share Data                                  1996(a)    1997(a)    1998(a)    1999(a)    2000(a)   1999(a)(c)     2000(a)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)           12.58      12.43      12.65      13.07      12.21      12.97         12.14
                                                -------    -------    -------    -------    -------    -------       -------

   Net investment income ($)                       0.81       0.80       0.78       0.74       0.75       0.52          0.65

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)     (0.17)      0.22       0.43      (0.85)      0.00      (0.82)         0.01
                                                -------    -------    -------    -------    -------    -------       -------

 Total from investment operations ($)              0.64       1.02       1.21      (0.11)      0.75      (0.30)         0.66
                                                -------    -------    -------    -------    -------    -------       -------

   Dividends from net investment income ($)       (0.79)     (0.80)     (0.79)     (0.75)     (0.77)     (0.53)        (0.69)
                                                -------    -------    -------    -------    -------    -------       -------

 Total distributions ($)                          (0.79)     (0.80)     (0.79)     (0.75)     (0.77)     (0.53)        (0.69)
                                                -------    -------    -------    -------    -------    -------       -------

 Net asset value, end of year ($)                 12.43      12.65      13.07      12.21      12.19      12.14         12.11
                                                =======    =======    =======    =======    =======    =======       =======

 Total return (%)(b)                               5.28       8.52       9.85      (0.84)      6.41      (2.31)(d)      5.60

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)        584,313    524,565    518,651    480,643    474,054     24,250        34,533

 Expense ratio (%)                                 1.09       1.08       1.09       1.05       1.13       1.80(e)       1.85

 Expense ratio after expense reductions (%)        1.09       1.08       1.09       1.04       1.13       1.79(e)       1.85

 Ratio of net investment income
 to average net assets (%)                         6.50       6.44       6.11       5.86       6.21       5.01(e)       5.44

 Portfolio turnover rate (%)                      88.79     124.95     160.89     213.70     148.88     213.70        148.88

                                                                          25
                                                                          ------


                                                                      Class B
                                                ---------------------------------------------------
                                                               Years ended October 31
Per Share Data                                  1996(a)    1997(a)    1998(a)    1999(a)    2000(a)
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)           12.55      12.40      12.61      13.03      12.17
                                                -------    -------    -------    -------    -------

   Net investment income ($)                       0.71       0.70       0.68       0.64       0.65

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)     (0.16)      0.22       0.43      (0.84)      0.02
                                                -------    -------    -------    -------    -------

 Total from investment operations ($)              0.55       0.92       1.11      (0.20)      0.67
                                                -------    -------    -------    -------    -------

   Dividends from net investment income ($)       (0.70)     (0.71)     (0.69)     (0.66)     (0.69)
                                                -------    -------    -------    -------    -------

 Total distributions ($)                          (0.70)     (0.71)     (0.69)     (0.66)     (0.69)
                                                -------    -------    -------    -------    -------

 Net asset value, end of year ($)                 12.40      12.61      13.03      12.17      12.15
                                                =======    =======    =======    =======    =======

 Total return (%)(b)                               4.51       7.66       9.07      (1.58)      5.67

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)         95,218     97,253    129,976    106,902     84,327

 Expense ratio (%)                                 1.84       1.83       1.84       1.80       1.85

 Expense ratio after expense reductions (%)        1.84       1.83       1.84       1.79       1.85

 Ratio of net investment income
 to average net assets (%)                         5.75       5.68       5.33       5.12       5.49

 Portfolio turnover rate (%)                      88.79     124.95     160.89     213.70     148.88

                                                                      Class C
                                                ---------------------------------------------------
                                                               Years ended October 31
Per Share Data                                  1996(a)    1997(a)    1998(a)    1999(a)    2000(a)
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)           12.56      12.41      12.62      13.04      12.18
                                                -------    -------    -------    -------    -------

   Net investment income ($)                       0.71       0.70       0.67       0.64       0.66

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)     (0.16)      0.22       0.44      (0.84)      0.01
                                                -------    -------    -------    -------    -------

 Total from investment operations ($)              0.55       0.92       1.11      (0.20)      0.67
                                                -------    -------    -------    -------    -------

   Dividends from net investment income ($)       (0.70)     (0.71)     (0.69)     (0.66)     (0.69)
                                                -------    -------    -------    -------    -------

 Total distributions ($)                          (0.70)     (0.71)     (0.69)     (0.66)     (0.69)
                                                -------    -------    -------    -------    -------

 Net asset value, end of year ($)                 12.41      12.62      13.04      12.18      12.16
                                                =======    =======    =======    =======    =======

 Total return (%)(b)                               4.51       7.65       9.06      (1.58)      5.66

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)         14,473     16,301     27,659     25,818     19,512

 Expense ratio (%)                                 1.84       1.83       1.84       1.80       1.85

 Expense ratio after expense reductions (%)        1.84       1.83       1.84       1.79       1.85

 Ratio of net investment income
 to average net assets (%)                         5.76       5.68       5.28       5.11       5.50

 Portfolio turnover rate (%)                      88.79     124.95     160.89     213.70     148.88


(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charge.
(c)   January 1, 1999 (commencement of share class) to October 31, 1999.
(d)   Not annualized.
(e)   Annualized.

    26                   Financial Highlights continued
--------------------------------------------------------------------------------


                                                                          Class S
                                                -----------------------------------------------------------
                                                                  Years ended October 31
Per Share Data                                  1996(a)      1997(a)      1998(a)      1999(a)      2000(a)
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)          12.57        12.42        12.64        13.06        12.20
                                                ------       ------       ------       ------       ------

   Net investment income ($)                      0.84         0.80         0.81         0.75         0.78

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)    (0.17)        0.25         0.43        (0.83)        0.01
                                                ------       ------       ------       ------       ------

 Total from investment operations ($)             0.67         1.05         1.24        (0.08)        0.79
                                                ------       ------       ------       ------       ------

   Dividends from net investment income ($)      (0.82)       (0.83)       (0.82)       (0.78)       (0.81)
                                                ------       ------       ------       ------       ------

 Total distributions ($)                         (0.82)       (0.83)       (0.82)       (0.78)       (0.81)
                                                ------       ------       ------       ------       ------

 Net asset value, end of year ($)                12.42        12.64        13.06        12.20        12.18
                                                ======       ======       ======       ======       ======

 Total return (%)(b)                              5.55         8.80        10.13        (0.60)        6.71

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)         7,767       32,115       31,468       18,373       13,418

 Expense ratio (%)                                0.84         0.82         0.84         0.80         0.85

 Expense ratio after expense reductions (%)       0.84         0.82         0.84         0.79         0.85

 Ratio of net investment income
 to average net assets (%)                        6.78         6.66         6.38         5.94         6.39

 Portfolio turnover rate (%)                     88.79       124.95       160.89       213.70       148.88


(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charge.

                                Board of Trustees                         27
--------------------------------------------------------------------------------


[COLUMNS] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse back- grounds and substantial experience in business and other areas.

Richard S. Davis


Chairman of the Board, President and
Chief Executive Officer,
State Street Research & Management
Company

Bruce R. Bond

Former Chairman of the Board,
Chief Executive Officer
and President,
PictureTel Corporation

Steve A. Garban

Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University


Dean O. Morton

Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips

Dean, School of Business and Public
Management, George Washington
University, former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt

President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton

Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

    28                                Notes
--------------------------------------------------------------------------------

                                      Notes                               29
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------


If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-87-SSR-FUNDS (1-877-773-8637)
Internet: www.statestreetresearch.com


You can also obtain information about the fund, including the SAI and certain other fund documents,on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

Ticker Symbols
--------------------------------------------------------------------------------
 Class A                                                                   SSGIX
 Class B(1)                                                                SGIPX
 Class B                                                                   SSGBX
 Class C                                                                   SGIDX
 Class S (proposed)                                                        SGICX

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

prospectus                                                          GI-1423-0301
-------------------------------
SEC File Number: 811-4911                        Control Number: (exp0302)SSR-LD

                          [LOGO] STATE STREET RESEARCH

                           International Equity Fund

                                [GRAPHIC OF CLOCK]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus will also be available in Spanish in April by calling the State Street Research Service Center at 1-888-638-3193.



                                                            An aggressive growth
                                                        fund investing in stocks
                                                            of foreign companies

                                                                      Prospectus
                                                                   March 1, 2001

                                    Contents
--------------------------------------------------------------------------------

        1  The Fund
         --------------------
        1  Goal and Strategies
        2  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

        9  Your Investment
         --------------------

        9  Opening an Account
        9  Choosing a Share Class
       10  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

       22  Other Information
         --------------------

       22  Other Securities and Risks
       24  Financial Highlights
       28  Board of Trustees

Back Cover For Additional Information

                                    The Fund                               1
--------------------------------------------------------------------------------


[CHESS PIECE] Goal and Strategies

Goal The fund seeks to provide long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies.

Principal Strategies Under normal market conditions, the fund invests at least 65% of total assets in foreign stocks and other securities as described above, including preferred stocks, convertible securities, warrants and depositary receipts. These investments may include companies established anywhere in the world, and the fund expects to invest in a mix of developed and emerging markets.

In managing its portfolio, the fund allocates assets among geographic regions and individual countries, based on analysis of global economic and financial conditions. This analysis may include an examination of the outlook for various regions and countries, encompassing such factors as growth, inflation, government policies and currency exchange rates.

In selecting individual stocks, the fund applies elements of growth investing and value investing to international markets. It looks for companies of any size that appear to offer the potential for above-average growth or to be undervalued. The fund may also consider emerging growth companies: companies that may be less mature and appear to have the potential for rapid growth. The fund uses research to identify attractive companies, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. The

[MAGNIFYING GLASS] Who May Want to Invest

State Street Research International Equity Fund is designed for investors who seek one or more of the following:

o     an aggressive stock fund for a long-term goal

o     a fund to complement a portfolio of more conservative investments

o     a fund to complement a portfolio of U.S. investments

o     an investment that offers exposure to a variety of foreign markets

The fund is not appropriate for investors who:

o     want to avoid high volatility or possible losses

o     are making short-term investments

o     are investing emergency reserve money

o     are seeking regular income

     2                         The Fund continued
--------------------------------------------------------------------------------

fund looks for companies that have good current or prospective earnings and strong management teams. At any given time, the fund may emphasize a particular region of the world, industry or company size.

The fund reserves the right to invest up to 35% of total assets in other securities and instruments of U.S. and foreign issuers. These may include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as money market instruments. The fund may buy and sell foreign currencies, either for immediate or future delivery, to hedge its positions in foreign securities or enhance returns.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.


[TRAFFIC SIGN] Principal Risks

Because the fund invests primarily in stocks that are publicly traded outside the U.S., its major risks are those of stock investing, including sudden and unpredictable drops in value resulting from market fluctuations and the potential for periods of lackluster or negative performance.

Foreign securities present additional risks beyond those of U.S. securities. In particular, they are generally more volatile and less liquid than their counterparts in the U.S., for reasons that may include unstable political and economic climates, lack of standardized accounting practices and markets that are smaller and therefore more sensitive to trading activity. Changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. All of these risks are usually higher in emerging markets, such as most countries in Southeast Asia, Eastern Europe, Latin America and Africa. The success of the fund's investment strategy depends largely on the portfolio manager's skill in allocating assets geographically and in assessing the potential of the stocks the fund buys.

The fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above- average for a stock fund. High turnover will increase the fund's brokerage costs and may increase your tax liability if there are capital gains. In addition, foreign securities generally involve higher brokerage costs per share traded than comparable U.S. securities.

                                                                           3
                                                                           -----


The fund's goal, investment strategies, and most other investment policies may be changed without shareholder approval.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

[MAGNIFYING GLASS] Currency Fluctuations and Performance


When a U.S. investor buys a U.S. stock, there's no currency exchange involved, so the performance of the stock is the factor that determines the investor's return. But when a U.S. investor buys a foreign stock, the investor's return is determined not only by the performance of the stock, but also by changes in currency exchange rates.


Let's say a mutual fund based in the U.S. buys a foreign stock and sells it after one year. The fund will first exchange some U.S. dollars into the local currency, then buy the foreign stock in that currency. If the stock rises 8% in that one-year period and the exchange rate between the foreign currency and the dollar remains the same, then the fund will earn an 8% return (minus transaction costs).


Now let's say the exchange rate fell by 3% during that period. The fund would have made 8% on the stock, but the drop in currency would have reduced this gain. Conversely, if the exchange rate rose by 3%, the fund would see a larger gain, because both the stock and the currency would have gone up.


Foreign stock prices and currency exchange rates can move in the same direction or in different directions during any given period. So currency risk can sometimes increase gains in or reduce losses from a stock's performance, and sometimes reduce gains and increase losses.

     4                     Volatility and Performance
--------------------------------------------------------------------------------


    [The following information was represented by a bar chart in the printed materials.]

                                                                                   Years ended December 31
                                                        ----------------------------------------------------------------------------
Year-by-Year Total Return (Class A)                     1992    1993     1994     1995     1996    1997    1998     1999    2000
------------------------------------------------------------------------------------------------------------------------------------
                                                        (9.73)  52.35    8.03     (0.31)   (1.86)  (4.84)  23.20    49.21   (11.78)


Best Quarter: Fourth Quarter 1999, up 33.80%
Worst Quarter: Third Quarter 1998, down 13.27%


                                                                                                 As of December 31, 2000
                                                                                     ----------------------------------------------
Average Annual Total Return (at maximum applicable sales charge)                     1 Year           5 Years      Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
                                  Class A (%)                                        (16.85)           7.38              8.73
                                  Class B(1)(a) (%)                                  (16.54)           7.55              8.83
                                  Class B (%)                                        (16.48)           7.57              8.84
                                  Class C (%)                                        (13.16)           7.88              8.84
                                  Class S (%)                                        (11.49)           8.95              9.68
                                  MSCI EAFE(R)Index (%)                              (14.17)           7.13              8.05
                                  Lipper International Funds Index (%)               (14.72)          10.20             10.01


(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.


*     Since inception (1/22/92)

                                                                           5
                                                                           -----


[MAGNIFYING GLASS] Understanding Volatility and Performance

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:


o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are two independent measures of performance. The MSCI EAFE(R) Index is an unmanaged index of stocks from Europe, Australia and the Far East. The Lipper International Funds Index, which is also unmanaged, shows you how well the fund has done compared to competing funds.


While the fund does not seek to match the returns or volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your stock portfolio were identical to the MSCI EAFE-Registered Trademark- Index, your returns would always be lower, because that index does not include brokerage or administrative expenses.

Also, the returns in both the bar chart and the table would have been lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.


Keep in mind that past performance is no guarantee of future results.

    6                           Investor Expenses
--------------------------------------------------------------------------------


                                                                                Class descriptions begin on page 9
                                                                   -----------------------------------------------------------------
Shareholder Fees (% of offering price)                              Class A    Class B(1)     Class B      Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                           Maximum front-end sales charge (load)     5.75(a)      0.00         0.00         0.00         0.00

                           Maximum deferred sales charge (load)      0.00(a)      5.00         5.00         1.00         0.00

Annual Fund Operating Expenses (% of average net assets)            Class A    Class B(1)     Class B      Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                           Management fee                            0.95         0.95         0.95         0.95         0.95
                           Service/distribution (12b-1) fees         0.30(b)      1.00         1.00         1.00         0.00
                           Other expenses                            0.94         0.94         0.94         0.94         0.94
                                                                     ----         ----         ----         ----         ----
                           Total annual fund operating expenses*     2.19         2.89         2.89         2.89         1.89
                                                                     ====         ====         ====         ====         ====
                           *Because some of the fund's expenses
                            have been subsidized, or reduced
                            through expense offset arrangements,
                            actual total operating expenses for
                            the prior year were:                     1.95         2.65         2.65         2.65         1.65

                           The fund expects the expense subsidy
                           to continue through the current
                           fiscal year, although there is no
                           guarantee that it will.

Example                    Year                                     Class A    Class B(1)      Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                           1                                         $784       $792/$292      $792/$292    $392/$292      $192
                           3                                        $1,221     $1,195/$895    $1,195/$895     $895         $594
                           5                                        $1,682    $1,723/$1,523  $1,723/$1,523   $1,523       $1,021
                           10                                       $2,954       $3,049         $3,049       $3,214        $2,212


(a)   Except for investments of $1 million or more; see page 10.
(b) Reflects fee schedule that became effective May 1, 2000, as if it had been in place during the fund's entire previous fiscal year. The Trustees may increase the current service/distribution fee rate shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

                                                                           7
                                                                           -----


[MAGNIFYING GLASS] Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year, and current results may be different.

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For ClassB(1) shares and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

      When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

      The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

      Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

     8                         The Fund continued
--------------------------------------------------------------------------------


[THINKER] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. State Street Research traces its heritage back to 1924 and the founding of one of America's first mutual funds.

Today the firm has approximately $53 billion in assets under management (as of December 31, 2000), including $19 billion in mutual funds. The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.95% of average net assets annually) as compensation. The investment manager is a subsidiary of MetLife, Inc.

Thomas P. Moore, Jr. has been solely responsible for the fund's day-to-day portfolio management since October 1999. Previously he served as the fund's co-portfolio manager beginning in October 1998. Mr. Moore is a senior vice president and has worked as an investment professional for 20 years.

                                 Your Investment                           9
--------------------------------------------------------------------------------


[KEY] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[CHECKLIST] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

     10                     Your Investment continued
--------------------------------------------------------------------------------


Class A -- Front Load

o     Initial sales charge of 5.75% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or C shares because of lower service/distribution (12b-1) fee of up to 0.40%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest                this % is             which equals
this amount                    deducted              this % of
                               for sales             your net
                               charges               investment
--------------------------------------------------------------------------------
Up to $50,000                   5.75                  6.10
$50,000 to $100,000             4.50                  4.71
$100,000 to $250,000            3.50                  3.63
$250,000 to $500,000            2.50                  2.56
$500,000 to $1 million          2.00                  2.04
$1 million or more                      see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "con- tingent deferred sales charge" (CDSC) of up to 1% if you sell any shares

                                                                           11
                                                                           -----


within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                              this % of net asset value
when you sell shares          at the time of purchase (or
in this year after you        of sale, if lower) is deduct-
bought them                   ed from your proceeds
--------------------------------------------------------------------------------
First year                               5.00
Second year                              4.00
Third year                               3.00
Fourth year                              3.00
Fifth year                               2.00
Sixth year                               1.00
Seventh or eighth year                   None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to cur-rent shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by cur-rent Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                              this % of net asset value
when you sell shares          at the time of purchase (or
in this year after you        of sale, if lower) is deduct-
bought them                   ed from your proceeds
--------------------------------------------------------------------------------
First year                              1.00
Second year or later                    None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares

     12                     Your Investment continued
--------------------------------------------------------------------------------


you have held for one year or less, as described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[MAGNIFYING GLASS] Understanding Service/Distribution Fees

As noted in the descriptions on pages 10 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.


The fund may pay certain service and distribution fees for a class out of fund assets, as provided under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.


Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                           13
                                                                           -----


[CHECK] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.


Dealer Commissions (%)             Class A   Class B(1) Class B    Class C  Class S
-------------------------------------------------------------------------------------
 Sales Commission                  See below     4.00     4.00      1.00     0.00
    Investments up to $50,000        5.00         --       --        --       --
    $50,000 to $100,000              4.00         --       --        --       --
    $100,000 to $250,000             3.00         --       --        --       --
    $250,000 to $500,000             2.00         --       --        --       --
    $500,000 to $1 million           1.75         --       --        --       --
    $1 million and over (a)
    $1 million to $3 million         1.00         --       --        --       --
    Next $2 million                  0.75         --       --        --       --
    Next $2 million                  0.50         --       --        --       --
    Amount over $7 million           0.25         --       --        --       --
 Annual fee                          0.25        0.25     0.25      1.00     0.00


Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

     14                     Buying and Selling Shares
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                         Instructions for Buying Shares                    15
--------------------------------------------------------------------------------


                                   To Open an Account                 To Add to an Account
[BRIEFCASE] Through a              Consult your financial             Consult your financial
         Professional              professional or your program       professional or your program
         or Program                materials.                         materials.

By Mail [MAILBOX]                  Make your check payable to         Fill out an investment slip
                                   "State Street Research Funds."     from an account statement, or
                                   Forward the check and your         indicate the fund name and
                                   application to State Street        account number on your check.
                                   Research.                          Make your check payable to
                                                                      "State Street Research Funds."
                                                                      Forward the check and slip to
                                                                      State Street Research.

[CAPITAL BUILDING] By Federal      Call to obtain an account          Call State Street Research to
                   Funds Wire      number and forward your            obtain a control number.
                                   application to State Street        Instruct your bank to wire
                                   Research. Wire funds using the     funds to:
                                   instructions at right.             o State Street Bank and Trust
                                                                        Company, Boston, MA
                                                                      o ABA: 011000028
                                                                      o BNF: fund name and share
                                                                        class you want to buy
                                                                      o AC: 99029761
                                                                      o OBI: your name and your
                                                                        account number
                                                                      o Control: the number given to
                                                                        you by State Street Research

By Electronic [PLUG]               Verify that your bank is a         Call State Street Research to
Funds Transfer                     member of the ACH (Automated       verify that the necessary bank
(ACH)                              Clearing House) system.            information is on file for
                                   Forward your application to        your account. If it is, you
                                   State Street Research. Please      may request a transfer by
                                   be sure to include the             telephone or Internet. If not,
                                   appropriate bank information.      please ask State Street
                                   Call State Street Research to      Research to provide you with
                                   request a purchase.                an EZ Trader application.

[CALENDAR] By Investamatic         Forward your application, with     Call State Street Research to
                                   all appropriate sections           verify that Investamatic is in
                                   completed, to State Street         place on your account, or to
                                   Research, along with a check       request a form to add it.
                                   for your initial investment        Investments are automatic once
                                   payable to "State Street           Investamatic is in place.
                                   Research Funds."

By Exchange [ARROWS GOING IN       Read the prospectus for the        Read the prospectus for the
             OPPOSITE DIRECTIONS]  fund into which you are            fund into which you are
                                   exchanging. Call State Street      exchanging. Call State Street
                                   Research or visit our Web          Research or visit our Web
                                   site.                              site.

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408              Internet www.ssrfunds.com
Call toll-free: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00 p.m., eastern time)

     16                     Your Investment continued
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of

      attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                   17
--------------------------------------------------------------------------------

                                  To Sell Some or All of Your Shares

[BRIEFCASE]  Through a            Consult your financial professional or your
             Professional         program materials.
             or Program

By Mail [MAILBOX]                 Send a letter of instruction, an endorsed
                                  stock power or share certificates (if you hold certificate shares) to State Street
                                  Research. Specify the fund, the account
                                  number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[CAPITAL BUILDING] By Federal     Check with State Street Research to make sure
                   Funds Wire     that a wire redemption privilege, including a
                                  bank designation, is in place on your
                                  account. Once this is established, you may place your request to sell shares with State
                                  Street Research by telephone or Internet.
                                  Proceeds will be wired to your pre-designated bank account. (See "Wire Transactions" on facing page.)

By Electronic [PLUG]              Check with State Street Research to make sure
Funds Transfer                    that the EZ Trader feature, including a bank
(ACH)                             designation, is in place on your account.
                                  Once this is established, you may place your request to sell shares with State Street
                                  Research. Proceeds will sent to your
                                  pre-designated bank account.

[COMPUTER]                        Visit our Website. Certain limitations may
                                  limitations may apply.

By Telephone [TELEPHONE]          As long as the transaction does not require a
                                  written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

[ARROWS GOING IN  By Exchange     Read the prospectus for the fund into which
OPPOSITE DIRECTIONS]              you are exchanging. Call State Street
                                  Research or visit our Web site.

By Systematic  [CALENDAR]         See plan information on page 21.
Withdrawal Plan

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
                                                       Internet www.ssrfunds.com
Call toll-free: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

     18                     Your Investment continued
--------------------------------------------------------------------------------


[POLICIES] Account Policies

Telephone and Internet Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.


You may also use our Web site for submitting certain requests over the Internet.


As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application.


Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address

                                                                           19
                                                                           -----


of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemptions proceeds for up to seven days, or longer if permitted by the SEC

o     The fund reserves the right to redeem in kind

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

     20                     Your Investment continued
--------------------------------------------------------------------------------


[MAGNIFYING GLASS] Tax Considerations

Unless your investment is in a tax-deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[UNCLE SAM] Distributions and Taxes

Income and Capital Gains Distributions The fund typically distributes any net income and net capital gains to shareholders in December, after the end of the fund's fiscal year, which is October 31.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Foreign investments pose special tax issues for the fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise

                                                                           21
                                                                           -----


would be payable to the fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[HANDS] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ Trader This service allows you to purchase or sell fund shares over the telephone or over the Internet through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-87-SSR-FUNDS (1-877-773-8637) for information on any of the services described above.

     22                         Other Information
--------------------------------------------------------------------------------

[POLICIES] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

                                                                           23
                                                                           -----


Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Country Diversification The fund generally includes stocks from at least three different countries, other than the U.S., at any given time.

Bonds The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund.

Defensive Investing During unusual market conditions, the fund may place up to 100% of assets in cash, high-quality, short-term U.S. debt securities or U.S. stocks. To the extent that the fund does this, it is not pursuing its goal.

     24                       Financial Highlights
--------------------------------------------------------------------------------


These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables for the fiscal years ended October 31, 1999, and 2000, has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.The information in these tables for the periods through October 31, 1998, was audited by Deloitte & Touche LLP, the fund's independent accountants during those periods. The accountants' report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.


                                                                  Class A                                        Class B(1)
                                                -----------------------------------------------------------------------------------
                                                                                                                 Years ended
                                                           Years ended October 31                                October 31
                                                --------------------------------------------------------- -------------------------
Per Share Data                                  1996(a)     1997(a)     1998(a)     1999(a)     2000(a)      1999(a)(c)     2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)            9.34        9.22        9.42       10.31       12.85       10.63          12.42
                                                  ----        ----        ----       -----       -----       -----          -----
    Net investment loss ($)*                     (0.04)      (0.02)      (0.01)      (0.06)      (0.06)      (0.11)         (0.16)

    Net realized and unrealized gain (loss)
    on investments, foreign currency and
    forward contracts ($)                        (0.08)       0.22        0.90        2.81        1.85        1.90           1.78
                                                  ----        ----        ----       -----       -----       -----          -----
 Total from investment operations ($)            (0.12)       0.20        0.89        2.75        1.79        1.79           1.62
                                                  ----        ----        ----       -----       -----       -----          -----
    Dividend from net investment income ($)         --          --          --       (0.21)         --          --             --

    Distribution from capital gains ($)             --          --          --          --       (0.45)         --          (0.45)
                                                  ----        ----        ----       -----       -----       -----          -----
 Total distributions ($)                            --          --          --       (0.21)      (0.45)         --          (0.45)
                                                  ----        ----        ----       -----       -----       -----          -----
 Net asset value, end of year ($)                 9.22        9.42       10.31       12.85       14.19       12.42          13.59
                                                  ====        ====       =====       =====       =====       =====          =====
 Total return (%)(b)                             (1.28)       2.17        9.45       27.02       13.80       16.84(d)       12.89

 Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)        21,116      16,346      15,104      22,667      44,084       2,433          7,887

 Expense ratio (%)*                               1.90        1.90        1.90        1.92        1.93        2.67(e)        2.65

 Expense ratio after expense reductions (%)*      1.90        1.90        1.90        1.90        1.93        2.65(e)        2.65

 Ratio of net investment loss to
 average net assets (%)*                         (0.37)      (0.18)      (0.20)      (0.54)      (0.35)      (1.29)(e)      (1.02)

 Portfolio turnover rate (%)                    132.36      174.69      116.28       78.04       77.61       78.04          77.61

 *Reflects voluntary reduction of
  expenses per share of these amounts ($)         0.05        0.04        0.04        0.05        0.04        0.01           0.04

                                                                           25
                                                                           -----


                                                                                 Class B
                                                    ---------------------------------------------------------------
                                                                          Years ended October 31
                                                    ---------------------------------------------------------------
Per Share Data                                        1996(a)      1997(a)      1998(a)      1999(a)      2000(a)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                 9.22         9.04         9.16         9.95        12.42
                                                        ----         ----         ----         ----        -----
    Net investment loss ($)*                           (0.11)       (0.09)       (0.05)       (0.14)       (0.17)

    Net realized and unrealized gain (loss)
    on investments, foreign currency and forward
    contracts ($)                                      (0.07)        0.21         0.84         2.73         1.79
                                                        ----         ----         ----         ----        -----
 Total from investment operations ($)                  (0.18)        0.12         0.79         2.59         1.62
                                                        ----         ----         ----         ----        -----
    Dividend from net investment income ($)               --           --           --        (0.12)          --

    Distribution from capital gains ($)                   --           --           --           --        (0.45)
                                                        ----         ----         ----         ----        -----
 Total distributions ($)                                  --           --           --        (0.12)       (0.45)
                                                        ----         ----         ----         ----        -----
 Net asset value, end of year ($)                       9.04         9.16         9.95        12.42        13.59
                                                        ====         ====         ====        =====        =====
 Total return (%)(b)                                   (1.95)        1.33         8.62        26.30        12.97

 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)              28,971       21,914       21,117       19,865       22,366

 Expense ratio (%)*                                     2.65         2.65         2.65         2.67         2.65

 Expense ratio after expense reductions (%)*            2.65         2.65         2.65         2.65         2.65

 Ratio of net investment loss to average
 net assets (%)*                                       (1.13)       (0.94)       (0.88)       (1.28)       (1.09)

 Portfolio turnover rate (%)                          132.36       174.69       116.28        78.04        77.61

 *Reflects voluntary reduction of
  expenses per share of these amounts ($)               0.05         0.04         0.04         0.05         0.04


(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class) to October 31, 1999.
(d)   Not annualized.
(e)   Annualized.

     26                  Financial Highlights continued
--------------------------------------------------------------------------------


                                                                                       Class C
                                                               -----------------------------------------------------------
                                                                               Years ended October 31
                                                               -----------------------------------------------------------
Per Share Data                                                  1996(a)     1997(a)     1998(a)      1999(a)     2000(a)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                           9.22        9.03        9.16        9.95       12.44
                                                                  ----        ----        ----        ----       -----
    Net investment loss ($)*                                     (0.11)      (0.09)      (0.05)      (0.14)      (0.16)

    Net realized and unrealized gain (loss) on
    investments, foreign currency and forward contracts ($)      (0.08)       0.22        0.84        2.73        1.79
                                                                  ----        ----        ----        ----       -----
 Total from investment operations ($)                            (0.19)       0.13        0.79        2.59        1.63
                                                                  ----        ----        ----        ----       -----
   Dividend from net investment income ($)                          --          --          --       (0.10)         --

   Distribution from capital gains ($)                              --          --          --          --       (0.45)
                                                                  ----        ----        ----        ----       -----
 Total distributions ($)                                            --          --          --       (0.10)      (0.45)
                                                                  ----        ----        ----        ----       -----
 Net asset value, end of year ($)                                 9.03        9.16        9.95       12.44       13.62
                                                                  ====        ====        ====       =====       =====
 Total return (%)(b)                                             (2.06)       1.44        8.62       26.17       13.03

 Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)                         5,324       2,469       1,706       2,339       3,518

 Expense ratio (%)*                                               2.65        2.65        2.65        2.67        2.65

 Expense ratio after expense reductions (%)*                      2.65        2.65        2.65        2.65        2.65

 Ratio of net investment loss to average net assets (%)*         (1.10)      (0.97)      (0.90)      (1.29)      (1.04)

 Portfolio turnover rate (%)                                    132.36      174.69      116.28       78.04       77.61

 *Reflects voluntary reduction of
  expenses per share of these amounts ($)                         0.05        0.04        0.04        0.04        0.04

                                                                          27
                                                                          ------


                                                                                               Class S
                                                                      --------------------------------------------------------------
                                                                                        Years ended October 31
                                                                      --------------------------------------------------------------
Per Share Data                                                         1996(a)      1997(a)     1998(a)     1999(a)      2000(a
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                                  9.39         9.29        9.51       10.44        13.03
                                                                         ----         ----        ----       -----        -----
    Net investment income (loss) ($)*                                   (0.02)        0.01        0.00       (0.03)       (0.01)

    Net realized and unrealized gain (loss) on
    investments, foreign currency and forward contracts ($)             (0.08)        0.21        0.93        2.85         1.86
                                                                         ----         ----        ----       -----        -----
 Total from investment operations ($)                                   (0.10)        0.22        0.93        2.82         1.85
                                                                         ----         ----        ----       -----        -----
    Dividend from net investment income ($)                                --           --          --       (0.23)          --

    Distribution from capital gains ($)                                    --           --          --          --        (0.45)
                                                                         ----         ----        ----       -----        -----
 Total distributions ($)                                                   --           --          --       (0.23)       (0.45)
                                                                         ----         ----        ----       -----        -----
 Net asset value, end of year ($)                                        9.29         9.51       10.44       13.03        14.43
                                                                         ====         ====       =====       =====        =====
 Total return (%)(b)                                                    (1.06)        2.37        9.78       27.48        14.16

 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)                               26,649       21,230      13,615      13,595       17,037

 Expense ratio (%)*                                                      1.65         1.65        1.65        1.67         1.65

 Expense ratio after expense reductions (%)*                             1.65         1.65        1.65        1.65         1.65

 Ratio of net investment income (loss)
 to average net assets (%)*                                             (0.16)        0.06        0.06       (0.28)       (0.08)

 Portfolio turnover rate (%)                                           132.36       174.69      116.28       78.04        77.61

 *Reflects voluntary reduction of
  expenses per share of these amounts ($)                                0.05         0.04        0.04        0.05         0.04


(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.

     28                         Board of Trustees
--------------------------------------------------------------------------------


[COLUMNS] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Richard S. Davis


Chairman of the Board, President and
Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond

Former Chairman of the Board, Chief
Executive Officer and President,
PictureTel Corporation

Steve A. Garban

Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University


Dean O. Morton

Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips

Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt

President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton

Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

                                     Notes                                 29
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------


If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-87-SSR-FUNDS
(1-877-773-8637)
Internet: www.statestreetresearch.com


You can also obtain information about the fund, including the SAI and certain other fund documents, on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

prospectus
---------------------------
SEC File Number: 811-4911

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

Ticker Symbols
--------------------------------------------------------------------------------
 Class A                                                                   SSIEX
 Class B(1) (proposed)                                                     SSNPX
 Class B                                                                   SSNBX
 Class C                                                                   SSNDX
 Class S                                                                   SSNCX

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

                                                                    IE-2513-0301
                                                 Control Number: (exp0302)SSR-LD

                          [LOGO] STATE STREET RESEARCH

                        Strategic Portfolios: Aggressive

                               [GRAPHIC OF CLOCK]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                        An asset allocation fund
                                                          investing in a dynamic
                                                              mix of securities,
                                                             emphasizing stocks.

                                                                      Prospectus
                                                                   March 1, 2001

CONTENTS

         1  The Fund
          ------------------------------

         1  Goal and Strategies
         2  Principal Risks
         4  Volatility and Performance
         6  Investor Expenses
         8  Investment Management

         9  Your Investment
          ------------------------------

         9  Opening an Account
         9  Choosing a Share Class
        10  Sales Charges
        13  Dealer Compensation
        14  Buying and Selling Shares
        18  Account Policies
        20  Distributions and Taxes
        21  Investor Services

        22  Other Information
          ------------------------------

        22  Other Securities and Risks
        24  Financial Highlights
        26  Board of Trustees

Back Cover  For Additional Information

                                    The Fund                              1
--------------------------------------------------------------------------------


[CHESS PIECE] Goal and Strategies

Fundamental Goal The fund seeks to provide high total return from, primarily, growth of capital and secondarily, current income, consistent with reasonable investment risk.

Principal Strategies In managing its portfolio, the fund uses an asset allocation strategy, investing under normal conditions approximately 80% of net assets in a diversified mix of stocks with long-term growth potential and 20% in government, corporate and other bonds. The fund may invest in common and preferred stocks of companies in a broad range of industries which are expected to grow faster than the economy as a whole. The fund may also invest in value stocks and emerging growth stocks. The investments may include large, medium and small capitalization size companies.

The fund's debt investments will generally consist of a broad range of short-term and long-term corporate bonds and notes, U.S. government securities, and mortgage-related securities, among other debt securities.

Drawing on its analysis of financial trends and market conditions, the investment manager monitors and adjusts those allocations from time to time. Generally, the fund will have from 70% to 90% of net assets invested in stocks and from 10% to 30% invested in bonds.

For more information about the fund's investments and practices, see page 22.

[MAGNIFYING GLASS] Who May Want To Invest

State Street Research Strategic Portfolios: Aggressive is designed for investors who seek one or more of the following:

o     a foundation for a long-term portfolio

o     professional asset allocation within a single fund

o     a fund that is highly diversified

The fund is not appropriate for investors who:

o     want to avoid high volatility or possible losses

o     are making short-term investments

o     are seeking regular income

o     are investing emergency reserve money

     2                         The Fund continued
--------------------------------------------------------------------------------


[TRAFFIC SIGN] Principal Risks

Because the fund pursues an asset allocation strategy, its major risks include the risk that the fund will not correctly anticipate the relative performance of different asset categories over specific periods. In such cases, the fund may underperform other types of asset allocation investments or other types of investments in general.

To the extent that the fund invests in stocks, it takes on the risks of stock investing, including sudden and unpredictable drops in value and the potential for periods of lackluster performance.


In addition, certain categories of stocks may involve particular types of risk. Growth stocks generally are more sensitive to market movements than value stocks, in part because their prices tend to reflect future expectations. Stocks that appear to be trading below their true worth may not achieve their expected values because the factors causing them to be underpriced do not change. Larger, more established companies may be unable to respond as quickly to competitive challenges. Smaller company stocks also tend to be more sensitive to market movements, usually because they may be less widely traded or the companies may be less able to withstand economic downturns.

To the extent that the fund invests in bonds, it takes on the risks of bond investing, including the tendency of prices to fall when interest rates rise. This risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund. Junk bonds have a higher risk of default than investment grade bonds, are more affected by the financial health of the issuer and the economy generally, and their market prices can be more volatile.

Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

Because of the fund's management

                                                                          3
                                                                          ------


approach, which may include short-term trading, the fund's portfolio turnover rate may be above-average at times for an asset allocation fund. High turnover can increase the fund's transaction costs and may increase your tax liability if there are capital gains.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

[MAGNIFYING GLASS] What is Asset Allocation?

Asset allocation is a strategy used to apportion investments among categories of assets, such as stocks, bonds and money market instruments. In many instances, various categories will respond differently to economic conditions. To the extent that they do, having a portfolio diversified across multiple categories can help limit volatility by cushioning the impact of poor performance from any one type of investment. Investing across several different asset categories also can enhance long-term performance by capturing the opportunities available in each area at different times.

Through an asset allocation fund, investors can benefit from the experience of a professional manager who analyzes market and economic conditions to identify the most promising asset classes. Some funds take a "market timer" approach, that is, in varying degrees, they make shifts among asset classes in response to short-term market conditions. Other funds, like this fund, take a more structured approach to asset allocation, changing from their "neutral" proportions of stocks and bonds more gradually. In so doing, funds such as this fund tend to avoid large, sudden shifts in the composition of their portfolios, taking a more incremental approach to asset allocation by focusing on longer term market conditions.

By pursuing an asset allocation strategy through diligent research and active management, the fund is designed to be the cornerstone of an investor's long-term portfolio.

     4                     Volatility and Performance
--------------------------------------------------------------------------------


    [The following information was represented by a bar chart in the printed materials.]


                                                        Years ended December 31
                                        ------------------------------------------------------
Year-by-Year Total Return (Class S)       1995     1996      1997     1998     1999     2000
----------------------------------------------------------------------------------------------
                                         24.91    17.69     18.90    12.36    18.58     4.23


Best quarter: fourth quarter 1999, up 16.85%
Worst quarter: third quarter 1998, down 10.44%


                                                                           As of December 31, 2000
                                                                 ------------------------------------------
                                                                                                  Since
Average Annual Total Return                                        1 Year         5 Years       Inception*
-----------------------------------------------------------------------------------------------------------
                      Class S (%)                                   4.23           14.21          14.11
                      S&P 500 Index (%)                            (9.10)          18.33          19.72
                      Lehman Brothers Aggregate Bond Index (%)     11.63            6.46           7.69
                      Lipper Flexible Portfolio Funds Index (%)    (0.64)          11.40          12.05


                      *Since inception (5/16/94)

                                                                          5
                                                                          ------


[MAGNIFYING GLASS] Understanding Volatility and Performance

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:


o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are three independent measures of performance. Two are unmanaged indices: the S&P 500 (officially, the "S&P 500 Composite Stock Price Index") is an index of 500 domestic stocks, and the Lehman Brothers Aggregate Bond Index is an index primarily composed of fixed-rate debt issues rated investment grade. The Lipper Flexible Portfolio Funds Index shows the performance of a category of mutual funds with similar goals. This index, which is also unmanaged, shows you how well the fund has done compared to competing funds.


While the fund does not seek to match the returns or the volatility of any index, these indices are good indicators of general stock and bond market performance, respectively, and can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your stock and bond portfolio were identical to the S&P 500 or the Lehman Brothers Index, your returns would always be lower, because these indices do not include brokerage or administrative expenses.


Also, the returns in both the bar chart and the table would have been lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

Keep in mind that past performance is no guarantee of future results.

     6                          Investor Expenses
--------------------------------------------------------------------------------

                                                                                       Class descriptions begin on page 9
                                                                          ----------------------------------------------------------
Shareholder Fees (% of offering price)                                    Class A     Class B(1)       Class B     Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                 Maximum front-end sales charge           5.75(a)        0.00            0.00        0.00     0.00
                                 Maximum deferred sales charge            0.00(a)        5.00            5.00        1.00     0.00

Annual Fund Operating Expenses (% of average net assets)                  Class A     Class B(1)       Class B     Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                 Management fee                           0.75           0.75            0.75        0.75     0.75
                                 Service/distribution (12b-1) fees        0.30(b)        1.00            1.00        1.00     0.00
                                 Other expenses                           0.68           0.68            0.68        0.68     0.68
                                                                          ----           ----            ----        ----     ----
                                 Total annual fund operating expenses*    1.73           2.43            2.43        2.43     1.43
                                                                          ====           ====            ====        ====     ====

                                 *Because some of the fund's expenses
                                 have been subsidized or reduced
                                 through expense offset arrangements,
                                 actual total operating expenses for
                                 the prior year were:                     1.40           2.10            2.10        2.10     1.10

                                 The fund expects the expense subsidy
                                 to continue through the current
                                 fiscal year, although there is no
                                 guarantee that it will.

Example                          Year                                     Class A     Class B(1)       Class B     Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                 1                                         $1,741     $746/$246       $746/$246   $346/$246   $146
                                 3                                         $1,089    $1,058/$758     $1,058/$758    $758      $452
                                 5                                         $1,460   $1,496/$1,296   $1,496/$1,296  $1,296     $782
                                 10                                        $2,499      $2,593          $2,593      $2,766    $1,713


(a)   Except for investments of $1 million or more; see page 10.


(b) Reflects fee schedule that became effective May 1, 2000 as if it had been in place during the fund's previous fiscal year. The Trustees may increase the current service/distribution fee rate shown for Class A shares at any time provided that the fees do not exceed a maximum of 0.40%

                                                                          7
                                                                          ------


[MAGNIFYING GLASS] Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the Fund's most recent fiscal year, and current results may be different.

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A after eight years.

When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.


The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

     8                         The Fund continued
--------------------------------------------------------------------------------


[THINKER] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has approximately $53 billion in assets under management (as of December 31, 2000), including $19 billion in mutual funds.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.75% of average net assets, annually) as compensation. The investment manager is a subsidiary of MetLife, Inc.


John H. Kallis has been responsible for the fund's day-to-day portfolio management since July 2000. A senior vice president, he joined the firm in 1987 and has worked as an investment professional since 1963. Mr. Kallis is supported by an in-house team of investment specialists. Mr. Kallis assigns varying portions of the fund's portfolio to individual investment team members. The team members are responsible for differing types of stock and bond investments, such as government securities, corporate bonds, growth stocks or value stocks.

                                 Your Investment                          9
--------------------------------------------------------------------------------


[KEY] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[CHECKLIST] Choosing a Share Class

At the present time, only Class S shares are being offered and are available for investment through certain retirement accounts and special programs.

The fund generally offers four share classes, each with its own sales charge and expense structure:Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.


If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

    10                      Your Investment continued
--------------------------------------------------------------------------------


Class A -- Front Load

o     Initial sales charge of 5.75% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of 0.25%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest               this % is             which equals
this amount                   deducted              this % of
                              for sales             your net
                              charges               investment
--------------------------------------------------------------------------------
Up to $50,000                   5.75                   6.10
$50,000 to $100,000             4.50                   4.71
$100,000 to $250,000            3.50                   3.63
$250,000 to $500,000            2.50                   2.56
$500,000 to $1 million          2.00                   2.04
$1 million or more                       see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

                                                                          11
                                                                          ------


Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                           this % of net asset value
when you sell shares       at the time of purchase (or
in this year after you     of sale, if lower) is deduct-
bought them                ed from your proceeds
--------------------------------------------------------------------------------
First year                           5.00
Second year                          4.00
Third year                           3.00
Fourth year                          3.00
Fifth year                           2.00
Sixth year                           1.00
Seventh or eighth year               None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge"(CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other
CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                           this % of net asset value
when you sell shares       at the time of purchase (or
in this year after you     of sale, if lower) is deduct-
bought them                ed from your proceeds
--------------------------------------------------------------------------------
First year                            1.00
Second year or later                  None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

    12                      Your Investment continued
--------------------------------------------------------------------------------


Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[MAGNIFYING GLASS] Understanding Service/Distribution Fees

As noted in the descriptions on pages 10 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.


The fund may pay certain service and distribution fees for a class out of fund assets, as provided under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.


Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                          15
                                                                          ------


[CHECK] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.


Dealer Commissions (%)                        Class A     Class B(1)   Class B     Class C     Class S
------------------------------------------------------------------------------------------------------
Sales Commission                             See below       4.00        4.00        1.00        0.00
  Investments up to $50,000                     5.00          --          --          --          --
  $50,000 to $100,000                           4.00          --          --          --          --
  $100,000 to $250,000                          3.00          --          --          --          --
  $250,000 to $500,000                          2.00          --          --          --          --
  $500,000 to $1 million                        1.75          --          --          --          --
  $1 million and over(a)
    First $1 million to 3 million               1.00          --          --          --          --
    Next $2 million                             0.75          --          --          --          --
    Next $2 million                             0.50          --          --          --          --
    Amount over $7 million                      0.25          --          --          --          --
Annual fee                                      0.25         0.25        0.25        1.00        0.00

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

    14                    Buying and Selling Shares
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                         Instructions for Buying Shares                   15
--------------------------------------------------------------------------------

                                   To Open an Account                 To Add to an Account
[BRIEFCASE] Through a              Consult your financial             Consult your financial
            Professional           professional or your program       professional or your program
            or Program             materials.                         materials.

By Mail [MAILBOX]                  Make your check payable to         Fill out an investment slip from
                                   "State Street Research Funds."     an account statement or indicate
                                   Forward the check and your         the fund name and account number
                                   application to State Street        on your check. Make your check
                                   Research.                          payable to "State Street
                                                                      Research Funds." Forward the
                                                                      check and slip to State Street
                                                                      Research.

[CAPITAL BUILDING] By Federal      Call to obtain an account number   Call State Street Research to
                   Funds Wire      and forward your application to    obtain a control number.
                                   State Street Research. Wire        Instruct your bank to wire funds
                                   funds using the instructions at    to:
                                   right.                             o State Street Bank and Trust
                                                                        Company, Boston, MA
                                                                      o ABA: 011000028
                                                                      o BNF: fund name and share class
                                                                        you want to buy
                                                                      o AC: 99029761
                                                                      o OBI: your name and your
                                                                        account number
                                                                      o Control: the number given to
                                                                        you by State Street Research

By Electronic  [PLUG]              Verify that your bank is a         Call State Street Research to
Funds Transfer                     member of the ACH (Automated       verify that the necessary bank
(ACH)                              Clearing House) system. Forward    information is on file for your
                                   your application to State Street   account. If it is, you may
                                   Research. Please be sure to        request a transfer by telephone
                                   include the appropriate bank       or Internet. If not, please ask
                                   information. Call State Street     State Street Research to provide
                                   Research to request a purchase.    you with an EZ Trader
                                                                      application.

[CALENDAR] By Investamatic         Forward your application, with     Call State Street Research to
                                   all appropriate sections           verify that Investamatic is in
                                   completed, to State Street         place on your account, or to
                                   Research, along with a check for   request a form to add it.
                                   your initial investment payable    Investments are automatic once
                                   to "State Street Research          Investamatic is in place.
                                   Funds."

By Exchange [ARROWS GOING IN       Read the prospectus for the fund   Read the prospectus for the fund
            OPPOSITE DIRECTIONS]   into which you are exchanging.     into which you are exchanging.
                                   Call State Street Research or      Call State Street Research or
                                   visit our Web site.                visit our Web site.


State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
                                            Internet www.statestreetresearch.com
Call toll-free: 1-87-SSR FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

    16                      Your Investment continued
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                  17
--------------------------------------------------------------------------------

                                  To Sell Some or All of Your Shares

[BRIEFCASE]  Through a            Consult your financial professional or your
             Professional         program materials.
             or Program

By Mail [MAILBOX]                 Send a letter of instruction, an endorsed
                                  stock power or share certificates (if you hold certificate shares) to State Street Research.
                                  Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[CAPITAL BUILDING] By Federal     Check with State Street Research to make sure
                   Funds Wire     that a wire redemption privilege, including a
                                  bank designation, is in place on your account.
                                  Once this is established, you may place your request to sell shares with State Street
                                  Research. Proceeds will be wired to your pre-designated bank account. (See "Wire
                                  Transactions" on facing page.)

By Electronic [PLUG]              Check with State Street Research to make sure
Funds Transfer                    that the EZ Trader feature, including a bank
(ACH)                             designation, is in place on your account. Once
                                  this is established, you may place your
                                  request to sell shares with State Street
                                  Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.


[COMPUTER] By Internet            Visit our Web site. Certain limitations may
                                  apply.

By Telephone [TELEPHONE]          As long as the transaction does not require a
                                  written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

[ARROWS GOING IN     By Exchange  Read the prospectus for the fund into which
OPPOSITE DIRECTIONS]              you are exchanging. Call State Street Research
                                  or visit our Web site.

By Systematic [CALENDAR]          See plan information on page 21.
Withdrawal Plan

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408
                                            Internet www.statestreetresearch.com
Call toll-free: 1-87-SSR FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

    18                      Your Investment continued
--------------------------------------------------------------------------------


[POLICIES] Account Policies

Telephone and Internet Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.


You may also use our Web site for submitting certain requests over the Internet.


As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account.The fund may suspend or eliminate the telephone or Internet privileges at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your

                                                                          19
                                                                          ------


shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o     The fund reserves the right to redeem in kind

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

    20                      Your Investment continued
--------------------------------------------------------------------------------


[MAGNIFYING GLASS] Tax Considerations

Unless your investment is in a tax deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[UNCLE SAM] Distributions and Taxes

Income and Capital Gains Distributions The fund typically distributes any net income to shareholders four times a year. Net capital gains, if any, are typically distributed to shareholders in December, after the end of the fund's fiscal year, which is October 31.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

                                                                              21
                                                                          ------


Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[HANDS] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZTrader This service allows you to purchase or sell fund shares over the telephone or over the Internet through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-87-SSR-FUNDS (1-877-773-8637) for information on any of the services described above.

    22                          Other Information
--------------------------------------------------------------------------------


[POLICIES] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.


Securities Ratings When securities are rated by one or more independent rating agencies, the fund uses these ratings to determine credit quality. In cases where a security is rated in conflicting categories by different rating agencies, the fund may choose to follow the higher rating. If a rating agency downgrades a security, the fund will determine whether to hold or sell the security.

International Exposure Many U.S. companies in which the fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Foreign Investments Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

                                                                              23
                                                                          ------


In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

    24                        Financial Highlights
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions. Financial information is not presented for Class B(1), Class B and Class C shares because no shares of those classes were outstanding during the periods presented. Financial information is not presented for Class A shares for any period after March 27, 1997 because no Class A shares were outstanding during any such period.


                                                                      Class A                             Class S
                                                               -----------------------   -------------------------------------------
                                                                           November 1,
                                                                              1996
                                                               Year ended      to
                                                               October 31   March 27,              Years ended October 31
Per Share Data                                                   1996(a)     1997(a)     1996(a)  1997(a)  1998(a)  1999(a)  2000(a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                            10.93       12.45       10.94    12.43    13.18    11.44    11.07
                                                                  -----       -----       -----    -----    -----    -----    -----
  Net investment income ($)*                                       0.14        0.10        0.22     0.22     0.21     0.20     0.27

  Net realized and unrealized gain on investments,
  foreign currency, forward contracts and futures contracts ($)    1.79        0.41        1.74     2.27     0.17     1.25     1.50
                                                                  -----       -----       -----    -----    -----    -----    -----
Total from investment operations ($)                               1.93        0.51        1.96     2.49     0.38     1.45     1.77
                                                                  -----       -----       -----    -----    -----    -----    -----
  Dividends from net investment income ($)                        (0.17)      (0.13)      (0.23)   (0.26)   (0.24)   (0.15)   (0.20)

  Distributions from capital gains ($)                            (0.24)      (1.48)      (0.24)   (1.48)   (1.88)   (1.67)   (0.31)
                                                                  -----       -----       -----    -----    -----    -----    -----
Total distributions ($)                                           (0.41)      (1.61)      (0.47)   (1.74)   (2.12)   (1.82)   (0.51)
                                                                  -----       -----       -----    -----    -----    -----    -----
Net asset value, end of year ($)                                  12.45       11.35       12.43    13.18    11.44    11.07    12.33
                                                                  =====       =====       =====    =====    =====    =====    =====
Total return (%)(b)                                               18.05        4.18(c)    18.37    22.54     3.69    13.89    16.27

                                                                          25
                                                                          ------


                                                                   Class A                              Class S
                                                          -------------------------   ----------------------------------------------
                                                                        November 1,
                                                                           1996
                                                          Year ended        to
                                                          October 31     March 27,              Years ended October 31
Ratios/Supplemental Data                                    1996(a)       1997(a)     1996(a)  1997(a)  1998(a)  1999(a)  2000(a)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                        623            --      63,272   77,753   55,848   57,727   60,539

Expense ratio (%)*                                            1.35          1.35(d)     1.10     1.10     1.10     1.10     1.10

Expense ratio after expense reductions (%)*                     --            --        1.10     1.10     1.10     1.10     1.10

Ratio of net investment income to average net assets (%)*     1.43          1.69(d)     1.78     1.79     1.81     1.82     2.22

Portfolio turnover rate (%)                                 145.59        136.48      145.59   136.48   124.15   108.44   138.29

*Reflects voluntary reduction of expenses
 per share of these amounts ($)                               0.01          0.02        0.03     0.02     0.02     0.02     0.04


(a)   Per-share figures have been calculated using the average shares method.


(b)   Does not reflect any front-end or contingent deferred sales charges.


(c)   Not annualized.


(d)   Annualized.

    26                          Board of Trustees
--------------------------------------------------------------------------------


[COLUMNS] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Richard S. Davis


Chairman of the Board, President and
Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond

Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban

Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University


Dean O. Morton

Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips

Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt

President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton

Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

                                      Notes                               27
--------------------------------------------------------------------------------

    28                                Notes
--------------------------------------------------------------------------------

                                      Notes                               29
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------


If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-87-SSR-FUNDS
(1-877-773-8637)
Internet: www.statestreetresearch.com


You can also obtain information about the fund, including the SAI and certain other fund documents, on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

Ticker Symbols
--------------------------------------------------------------------------------
 Class S                                                                   SSAGX

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

prospectus
                                                                    SP-1116-0301
SEC File Number: 811-4911                        Control Number: (exp0302)SSR-LD

                          [LOGO] STATE STREET RESEARCH

                           Strategic Income Plus Fund

                                [GRAPHIC OF CLOCK]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                        An asset allocation fund
                                                          investing in a dynamic
                                                              mix of securities,
                                                             emphasizing stocks.

                                                                      Prospectus
                                                                   March 1, 2001

                                    Contents                               1
--------------------------------------------------------------------------------

        2  The Fund
         ---------------------
        2  Goal and Strategies
        3  Principal Risks
        6  Volatility and Performance
        8  Investor Expenses
       10  Investment Management

       11  Your Investment
         ---------------------
       11  Opening an Account
       11  Choosing a Share Class
       12  Sales Charges
       15  Dealer Compensation
       16  Buying and Selling Shares
       20  Account Policies
       22  Distributions and Taxes
       23  Investor Services

       24  Other Information
         ---------------------
       24  Other Securities and Risks
       27  Financial Highlights
       30  Board of Trustees

Back Cover For Additional Information

     2                              The Fund
--------------------------------------------------------------------------------


[CHESS PIECE] Goal and Strategies

Fundamental Goal The fund seeks to provide, primarily, a high level of current income and, secondarily, long-term growth of capital, consistent with the preservation of capital and reasonable investment risk.

Principal Strategies In managing its portfolio, the fund uses an asset allocation strategy, investing under normal conditions approximately 70% of net assets in government and corporate bonds, and mortgage-related and other debt securities, and 30% in stocks. Drawing on its analysis of financial trends and market conditions, the investment manager monitors and adjusts those allocations from time to time. Generally, the fund will have from 60% to 80% of net assets invested in bonds and from 20% to 40% invested in stocks.

Most debt held by the fund will be investment grade (bonds that, at the time of purchase, are rated within or above the Standard & Poor's BBB or the Moody's Baa major rating categories, or unrated but considered equivalent by the investment manager). No more than 5% of net assets will be held in lower rated securities.

[MAGNIFYING GLASS] Who May Want To Invest

State Street Research Strategic Income Plus Fund is designed for investors who seek one or more of the following:

o     a foundation for a conservative, long-term portfolio

o     professional asset allocation within a single fund

o     a fund that is highly diversified

The fund is not appropriate for investors who:

o     want to avoid even moderate volatility or possible losses

o     are seeking either maximum growth or high income

o     are making short-term investments

o     are investing emergency reserve money

                                                                           3
                                                                           -----


While most stocks held by the fund will be those of larger, more established companies, the fund may invest in the full range of capitalization size companies. The companies can represent growth as well as value investments.

For more information about the fund's investments and practices, see page 24.

[STOP SIGN] Principal Risks

Because the fund pursues an asset allocation strategy, its major risks include the risk that the fund will not correctly anticipate the relative performance of different asset categories over specific periods. In such cases, the fund may underperform other types of asset allocation investments or other types of investments in general.

To the extent that the fund invests in bonds, it takes on the risks of bond investing, including the tendency of prices to fall when interest rates rise. The risk is greater for bonds with longer maturities. A less significant risk is that the bond issuer could default on principal or interest payments, causing a loss for the fund. Junk bonds have a greater risk of default than investment grade bonds. In general, the risks associated with investments in bonds are greater for securities with longer maturities.

Mortgage-related securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities can be redeemed early because the underlying mortgages are often prepaid. The fund would then have to reinvest the money at a lower rate.

     4                        The Fund continued
--------------------------------------------------------------------------------


In addition, the price or yield of mortgage-related securities may fall if those securities are redeemed later than expected.

To the extent that the fund invests in stocks, it takes on the risks of stock investing, including sudden and unpredictable drops in value and the potential for periods of lackluster performance.

In addition, certain categories of stocks may involve particular types of risk. Growth stocks generally are more sensitive to market movements than value stocks, in part because their prices tend to reflect future expectations. Stocks that appear to be trading below their true worth may not achieve their expected values because the factors causing them to be underpriced do not change. Larger, more established companies may be unable to respond as quickly to competitive challenges.

Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks usually are higher for investments in less developed markets.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 24.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

                                                                           5
                                                                           -----


[MAGNIFYING GLASS] What is Asset Allocation?

Asset allocation is a strategy used to apportion investments among categories of assets, such as stocks, bonds and money market instruments. In many instances, various categories will respond differently to economic conditions. To the extent that they do, having a portfolio diversified across multiple categories can help limit volatility by cushioning the impact of poor performance from any one type of investment. Investing across several different asset categories also can enhance long-term performance by capturing the opportunities available in each area at different times.

Through an asset allocation fund, investors can benefit from the experience of a professional manager who analyzes market and economic conditions to identify the most promising asset classes. Some funds take a "market timer" approach, that is, in varying degrees, they make shifts among asset classes in response to short-term market conditions. Other funds, like this fund, take a more structured approach to asset allocation, varying slightly from their "neutral" proportions of stocks and bonds. In so doing, funds such as this fund tend to avoid large, sudden shifts in the composition of their portfolios, taking a more incremental approach to asset allocation by focusing on longer term market conditions.

By pursuing an asset allocation strategy through diligent research and active management, the fund is designed to be the cornerstone of a conservative investor's long-term portfolio.

     6                     Volatility and Performance
--------------------------------------------------------------------------------


    [The following information was represented by a bar chart in the printed materials.]

                                                       Years ended December 31
                                        -------------------------------------------------------
Year-by-Year Total Return (Class S)     1995      1996      1997      1998      1999      2000
-----------------------------------------------------------------------------------------------
                                        21.67     9.30      13.14     10.25     2.03      9.40


Best quarter: second quarter 1995, up 6.87%
Worst quarter: third quarter 1999, down 1.07%


                                                                                                As of December 31, 2000
                                                                                         -------------------------------------------
                                                                                                                          Since
Average Annual Total Return                                                              1 Year          5 Years       Inception*
------------------------------------------------------------------------------------------------------------------------------------
                                  Class A (%)                                             2.95             7.35           8.66
                                  Class B(1) (%)                                          3.33             8.20           9.59
                                  Class B (%)                                             3.38             8.21           9.60
                                  Class C (%)                                             7.38             8.49           9.60
                                  Class S (%)                                             9.40             8.76           9.81
                                  Lehman Brothers Aggregate Bond Index (%)               11.63             6.46           7.69
                                  S&P 500 Index (%)                                      (9.10)           18.33          19.72
                                  Lipper Flexible Income Funds Average (%)                6.29            18.96          43.70


*     Since inception (5/16/94)


(a) Performance for the period May 16, 1994 to March 27, 1997 reflects actual performance of the fund prior to the liquidation of outstanding Class A shares in 1997. Returns shown for the period 1997 to 1999, when Class A shares were reintroduced, reflect performance of Class S shares. Performance since September 30, 1999, reflects actual performance of Class A shares.

                                                                           7
                                                                           -----


[MAGNIFYING GLASS] Understanding Volatility and Performance

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:


o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are three independent measures of performance. Two are un-managed: the S&P 500 (officially, the "S&P 500 Composite Stock Price Index") is an index of 500 domestic stocks, and the Lehman Brothers Aggregate Bond Index is an index primarily composed of fixed-rate debt issues rated investment grade. The Lipper Flexible Income Funds Average shows the performance of a category of mutual funds with similar goals. This average, which is also unmanaged, shows you how well the fund has done compared to competing funds.


While the fund does not seek to match the returns or the volatility of any index, these indices are good indicators of general stock and bond market performance, respectively, and can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your stock and bond portfolio were identical to the S&P 500 or the Lehman Brothers Index, your returns would always be lower, because these indices do not include brokerage or administrative expenses.


In the table, the returns shown for the fund include performance from before the creation of certain share classes in 1999. If the returns for Class A, Class B(1), Class B and Class C for periods before 1999 had reflected their current service/distribution (12b-1) fees (as described on page 8), these returns would have been lower.

Keep in mind that past performance is no guarantee of future results.

     8                          Investor Expenses
--------------------------------------------------------------------------------


                                                                                Class descriptions begin on page 11
                                                                   -----------------------------------------------------------------
Shareholder Fees (% of offering price)                              Class A    Class B(1)     Class B      Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                           Maximum front-end sales charge (load)     5.75(a)      0.00         0.00         0.00         0.00
                           Maximum deferred sales charge (load)      0.00(a)      5.00         5.00         1.00         0.00

Annual Fund Operating Expenses (% of average net assets)            Class A    Class B(1)     Class B      Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                           Management fee                            0.60         0.60         0.60         0.60         0.60
                           Service/distribution (12b-1) fees         0.30(b)      1.00         1.00         1.00         0.00
                           Other expenses                            1.36         1.36         1.36         1.36         1.36
                                                                     ----         ----         ----         ----         ----
                           Total annual fund operating expenses*     2.26         2.96         2.96         2.96         1.96
                                                                     ====         ====         ====         ====         ====

                           *Because some of the fund's expenses
                            have been subsidized, or reduced
                            through expense offset arrangements,
                            actual total operating expenses for
                            the prior year were:                     1.20         1.90         1.90         1.90         0.90

                            The fund expects the expense subsidy
                            to continue through the current fiscal
                            year, although there is no guarantee
                            that it will.

 Example                   Year                                     Class A    Class B(1)      Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                           1                                         $791      $799/$299      $799/$299     $399/$299      $199
                           3                                        $1,241    $1,215/$915     $1,215/$915     $915         $615
                           5                                        $1,715    $1,757/$1,557  $1,757/$1,557   $1,557       $1,057
                           10                                       $3,021       $3,116         $3,116       $3,280       $2,285


(a)   Except for investments of $1 million or more; see page 12.


(b) Reflects fee schedule that became effective May 1, 2000, as if it had been in place during the fund's entire previous fiscal year. The Trustees may increase the current service/distribution fees rate shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

                                                                           9
                                                                           -----


[MAGNIFYING GLASS] Understanding Investor Expenses


The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year, and the current results may be different.

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

      When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

      The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

      Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

     10                        The Fund continued
--------------------------------------------------------------------------------


[THINKER] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has approximately $53 billion in assets under management (as of December 31, 2000), including $19 billion in mutual funds.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.60% of average net assets, annually) as compensation. The investment manager is a subsidiary of MetLife, Inc.


John H. Kallis has been responsible for the fund's day-to-day portfolio management since July 2000. A senior vice president, he joined the firm in 1987 and has worked as an investment professional since 1963. Mr. Kallis is supported by an in-house team of investment professionals. Mr. Kallis assigns varying percentages of the fund's portfolio to individual investment team members. The team members are responsible for different types of bond and stock investments, such as government securities, corporate bonds, growth stocks or value stocks.

                                 Your Investment                           11
--------------------------------------------------------------------------------


[KEY] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[CHECKLIST] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.


If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

      12                    Your Investment continued
--------------------------------------------------------------------------------

Class A -- Front Load

o     Initial sales charge of 5.75% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B share-holders; see page 13 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest                this % is             which equals
this amount                    deducted              this % of
                               for sales             your net
                               charges               investment
--------------------------------------------------------------------------------

Up to $50,000                  5.75                  6.10
$50,000 to $100,000            4.50                  4.71
$100,000 to $250,000           3.50                  3.63
$250,000 to $500,000           2.50                  2.56
$500,000 to $1 million         2.00                  2.04
$1 million or more                      see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if

                                                                           13
                                                                           -----


you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 14.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                              this % of net asset value
when you sell shares          at the time of purchase (or
in this year after you        of sale, if lower) is deduct-
bought them                   ed from your proceeds
--------------------------------------------------------------------------------
First year                               5.00
Second year                              4.00
Third year                               3.00
Fourth year                              3.00
Fifth year                               2.00
Sixth year                               1.00
Seventh or eighth year                   None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 14.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 14.

Class B shares automatically convert to Class A shares after eight years.

     14                    Your Investment continued
--------------------------------------------------------------------------------


Class C -- Level Load

                              this % of net asset value
when you sell shares          at the time of purchase (or
in this year after you        of sale, if lower) is deduct-
bought them                   ed from your proceeds
--------------------------------------------------------------------------------
First year                              1.00
Second year or later                    None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" on this page.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[MAGNIFYING GLASS] Understanding Service/Distribution Fees

As noted in the descriptions on pages 12 through 14, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.


The fund may pay certain service and distribution fees for a class out of fund assets, as provided under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.


Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                           15
                                                                           -----


[CHECK] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Dealer Commissions (%)             Class A    Class B(1)  Class B    Class C  Class S
---------------------------------------------------------------------------------------
 Sales Commission                 See below      4.00       4.00      1.00      0.00
    Investments up to $50,000        5.00         --         --        --        --
    $50,000 to $100,000              4.00         --         --        --       --
    $100,000 to $250,000             3.00         --         --        --        --
    $250,000 to $500,000             2.00         --         --        --        --
    $500,000 to $1 million           1.75         --         --        --        --
    $1 million and over(a)
 $1 million to 3 million             1.00         --         --        --        --
 Next $2 million                     0.75         --         --        --        --
 Next $2 million                     0.50         --         --        --        --
 Amount over $7 million              0.25         --         --        --        --
 Annual fee                          0.25        0.25       0.25      1.00      0.00

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

      16                  Buying and Selling Shares
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                         Instructions for Buying Shares                   17
--------------------------------------------------------------------------------


                                   To Open an Account                 To Add to an Account
[BRIEFCASE] Through a              Consult your financial             Consult your financial
            Professional           professional or your program       professional or your program
            or Program             materials.                         materials.

By Mail [MAILBOX]                  Make your check payable to         Fill out an investment slip
                                   "State Street Research Funds."     from an account statement or
                                   Forward the check and your         indicate the fund name and
                                   application to State Street        account number on your check.
                                   Research.                          Make your check payable to
                                                                      "State Street Research Funds."
                                                                      Forward the check and slip to
                                                                      State Street Research.

[CAPITAL BUILDING] By Federal      Call to obtain an account          Call State Street Research to
                   Funds Wire      number, and forward your           obtain a control number.
                                   application to State Street        Instruct your bank to wire
                                   Research. Wire funds using         funds to:
                                   the instructions at right.         o State Street Bank and Trust
                                                                        Company, Boston, MA
                                                                      o ABA: 011000028
                                                                      o BNF: fund name and share
                                                                        class you want to buy
                                                                      o AC: 99029761
                                                                      o OBI: your name and your
                                                                        account number
                                                                      o Control: the number given to
                                                                        you by State Street Research

By Electronic [PLUG]               Verify that your bank is a         Call State Street Research to
Funds Transfer                     member of the ACH (Automated       verify that the necessary bank
(ACH)                              Clearing House) system.            information is on file for your
                                   Forward your application to        account. If it is, you may
                                   State Street Research. Please      request a transfer by telephone
                                   be sure to include the             or Internet. If not, please ask
                                   appropriate bank information.      State Street Research to provide
                                   Call State Street Research to      you with an EZ Trader application.
                                   request a purchase.

[CALENDAR] By Investamatic         Forward your application,          Call State Street Research to
                                   with all appropriate sections      verify that Investamatic is in
                                   completed, to State Street         place on your account, or to
                                   Research, along with a check       request a form to add it.
                                   for your initial investment        Investments are automatic once
                                   payable to "State Street           Investamatic is in place.
                                   Research Funds."

By Exchange [ARROWS GOING IN       Read the prospectus for the        Read the prospectus for the
             OPPOSITE DIRECTIONS]  fund into which you are            fund into which you are
                                   exchanging. Call State Street      exchanging. Call State Street
                                   Research or visit our Web          Research or visit our Web
                                   site.                              site.

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408              Internet www.ssrfunds.com
Call toll-free: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00 p.m., eastern time)

      18                    Your Investment continued
--------------------------------------------------------------------------------


[CASH REGISTER] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                   19
--------------------------------------------------------------------------------
                                  To Sell Some or All of Your Shares

[BRIEFCASE]  Through a            Consult your financial professional or your
             Professional         program materials.
             or Program

By Mail [MAILBOX]                 Send a letter of instruction, an endorsed
                                  stock power or share certificates (if you hold certificate shares) to State Street
                                  Research. Specify the fund, the account
                                  number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[CAPITAL BUILDING] By Federal     Check with State Street Research to make sure
                   Funds Wire     that a wire redemption privilege, including a
                                  bank designation, is in place on your
                                  account. Once this is established, you may place your request to sell shares with State
                                  Street Research. Proceeds will be wired to your pre-designated bank account. (See "Wire
                                  Transactions" on facing page.)

By Electronic [PLUG]              Check with State Street Research to make sure
Funds Transfer                    that the EZ Trader feature, including a bank
(ACH)                             designation, is in place on your account.
                                  Once this is established, you may place your request to sell shares with State Street
                                  Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

[COMPUTER] By Internet            Visit our Web site. Certain limitations may
                                  apply.

By Telephone [TELEPHONE]          As long as the transaction does not require a
                                  written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

[ARROWS GOING IN  By Exchange     Read the prospectus for the fund into which
OPPOSITE DIRECTIONS]              you are exchanging. Call State Street
                                  Research or visit our Web site.

By Systematic [CALENDAR]          See plan information on page 23.
Withdrawal Plan

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
                                                       Internet www.ssrfunds.com
Call toll-free: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

      20                    Your Investment continued
--------------------------------------------------------------------------------


[POLICIES] Account Policies

Telephone and Internet Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.


You may also use our Web site for submitting certain requests over the Internet.


As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to

                                                                           21
                                                                           -----


you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs, may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o     The fund reserves the right to redeem in kind

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

      22                    Your Investment continued
--------------------------------------------------------------------------------


[MAGNIFYING GLASS] Tax Considerations

Unless your investment is in a tax-deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[UNCLE SAM] Distributions and Taxes

Income and Capital Gains Distributions The fund typically distributes any net income to shareholders four times a year. Net capital gains, if any, are typically distributed in December, after the end of the fund's fiscal year, which is October 31.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account, or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distribu-tions of long-term capital gains are generally taxable as capital gains - in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains dis-tributed to you for the previous year.

                                                                           23
                                                                           -----


The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[HANDS] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan

This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZTrader This service allows you to purchase or sell fund shares over the telephone or over the Internet through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-87-SSR-FUNDS (1-877-773-8637) for information on any of the services described above.

      24                        Other Information
--------------------------------------------------------------------------------


[POLICIES] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 2. Below are brief descriptions of other securities and practices, along with their associated risks.

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Securities Ratings When securities are rated by one or more independent rating agencies, the fund uses these ratings to determine credit quality. In cases where a security is rated in con-flicting categories by different rating agencies, the fund may choose to follow the higher rating. If a rating agency downgrades a security, the fund will determine whether to hold or sell the security.

International Exposure Many U.S. companies in which the fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Foreign Investments Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is

                                                                           25
                                                                           -----


converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or cur-rencies. The fund may use certain deriv- atives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

Short-term Trading While the fund ordinarily does not trade securities for short-term profits, it will sell any security at the time it believes best, which may result in short-term trading. Short-term trading can increase the fund's transaction costs and may increase your tax liability if there are capital gains. In addition, foreign securities generally involve higher transaction costs per share traded.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Zero (or Step) Coupons A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

     26
-------


Asset-backed Securities Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher, than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent the fund does this, it is not pursuing its goal.

                              Financial Highlights                         27
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.

                                                                                    Class A
                                             ---------------------------------------------------------------------------------------
                                             Year ended October 31 November 1, 1996      September 30, 1999         Year ended
Per Share Data                                      1996(a)       to March 27, 1997(a) to October 31, 1999(a)(e) October 31, 2000(a)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)           10.56               11.03                 10.12                    10.11
                                                    -----               -----                 -----                    -----
    Net investment income ($)*                       0.42                0.21                  0.04                     0.48

    Net realized and unrealized gain
    on investments, foreign currency,
    forward contracts and futures contracts ($)      0.66                0.08                  0.05                     0.30
                                                    -----               -----                 -----                    -----
 Total from investment operations ($)                1.08                0.29                  0.09                     0.78
                                                    -----               -----                 -----                    -----
    Dividends from net investment income ($)        (0.36)              (0.19)                (0.10)                   (0.45)

    Distributions from capital gains ($)            (0.25)              (0.55)                   --                    (0.02)
                                                    -----               -----                 -----                    -----
 Total distributions ($)                            (0.61)              (0.74)                (0.10)                   (0.47)
                                                    -----               -----                 -----                    -----
 Net asset value, end of period ($)                 11.03               10.58                 10.11                    10.42
                                                    =====               =====                 =====                    =====
 Total return (%)(b)                                10.54                2.67(c)               1.39(c)                  7.85

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)            552                  --                   499                      649

 Expense ratio (%)*                                  1.15                1.15(d)               1.15(d)                  1.18

 Expense ratio after expense reductions (%)*         1.15                1.15(d)               1.15(d)                  1.18

 Ratio of net investment income
 to average net assets (%)*                          4.35                4.18(d)               4.01(d)                  4.72

 Portfolio turnover rate (%)                       126.41              117.66                209.77                   181.36

 *Reflects voluntary reduction of expenses
   per share of these amounts ($)                    0.07                0.03                  0.00                     0.12

    28                   Financial Highlights continued
--------------------------------------------------------------------------------


                                                                             Class B(1)                           Class B
                                                                   -----------------------------------------------------------------
                                                                   Period ended        Year ended       Period ended     Year ended
                                                                    October 31,        October 31,       October 31,     October 31,
Per Share Data                                                       1999(a)(e)          2000(a)         1999(a)(e)        2000(a)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                               10.12              10.10           10.12              10.10
                                                                        -----              -----           -----              -----
    Net investment income ($)*                                           0.03               0.41            0.03               0.41

    Net realized and unrealized gain
    on investments, foreign currency,
    forward contracts and futures contracts ($)                          0.05               0.30            0.05               0.30
                                                                        -----              -----           -----              -----
 Total from investment operations ($)                                    0.08               0.71            0.08               0.71
                                                                        -----              -----           -----              -----
    Dividends from net investment income ($)                            (0.10)             (0.39)          (0.10)             (0.38)
                                                                        -----              -----           -----              -----
    Distribution(b) from capital gains                                     --              (0.02)             --              (0.02)
                                                                        -----              -----           -----              -----
 Total distributions ($)                                                (0.10)             (0.41)          (0.10)             (0.40)

 Net asset value, end of period ($)                                     10.10              10.40           10.10              10.41
                                                                        =====              =====           =====              =====
 Total return (%)(b)                                                     0.29(c)            7.11            0.29(c)            7.16

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                                499                690             499                532

 Expense ratio (%)*                                                      1.90(d)            1.90            1.90(d)            1.90

 Expense ratio after
 expense reductions (%)*                                                 1.90(d)            1.90            1.90(d)            1.90

 Ratio of net investment income
 to average net assets (%)*                                              3.26(d)            4.01            3.26(d)            4.00

 Portfolio turnover rate (%)                                           209.77             181.36          209.77             181.36

 *Reflects voluntary reduction of expenses
 per share of these amounts ($)                                          0.00               0.12            0.00               0.12

                                                                                                               Class C
                                                                                               -------------------------------------
                                                                                               Period ended              Year ended
                                                                                                 October 31,             October 31,
Per Share Data                                                                                   1999(a)(e)               2000(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                                                          10.12                      10.10
                                                                                                   -----                      -----
    Net investment income ($)*                                                                      0.03                       0.41

    Net realized and unrealized gain
    on investments, foreign currency,
    forward contracts and futures contracts ($)                                                     0.05                       0.30
                                                                                                   -----                      -----
 Total from investment operations ($)                                                               0.08                       0.71
                                                                                                   -----                      -----
    Dividends from net investment income ($)                                                       (0.10)                     (0.38)
                                                                                                   -----                      -----
    Distribution(b) from capital gains                                                                --                      (0.02)
                                                                                                   -----                      -----
 Total distributions ($)                                                                           (0.10)                     (0.40)

 Net asset value, end of period ($)                                                                10.10                      10.41
                                                                                                   =====                      =====
 Total return (%)(b)                                                                               (0.29)(c)                   7.16

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                                                           499                        525

 Expense ratio (%)*                                                                                 1.90(d)                    1.90

 Expense ratio after
 expense reductions (%)*                                                                            1.90(d)                    1.90

 Ratio of net investment income
 to average net assets (%)*                                                                         3.26(d)                    4.00

 Portfolio turnover rate (%)                                                                      209.77                     181.36

 *Reflects voluntary reduction of expenses
 per share of these amounts ($)                                                                     0.00                       0.12


(a)   Per-share figures have been calculated using the average shares method.


(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.


(c)   Not annualized.


(d)   Annualized.


(e)   September 30, 1999 (commencement of share class) to October 31, 1999.>

                         Financial Highlights continued                   29
--------------------------------------------------------------------------------


                                                                                                Class S
                                                                 -------------------------------------------------------------------
                                                                                         Years ended October 31
Per Share Data                                                   1996(a)        1997(a)        1998(a)        1999(a)        2000(a)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                         10.56          10.93          11.32          10.92          10.11
                                                                  -----          -----          -----          -----          -----
    Net investment income ($)*                                     0.50           0.49           0.47           0.43           0.51

    Net realized and unrealized gain (loss)
    on investments, foreign currency,
    forward contracts and futures contracts ($)                    0.60           0.95           0.42          (0.12)          0.30
                                                                  -----          -----          -----          -----          -----
 Total from investment operations ($)                              1.10           1.44           0.89           0.31           0.81
                                                                  -----          -----          -----          -----          -----
    Dividends from net investment income ($)                      (0.48)         (0.50)         (0.50)         (0.43)         (0.47)

    Distributions from capital gains ($)                          (0.25)         (0.55)         (0.79)         (0.69)         (0.02)
                                                                  -----          -----          -----          -----          -----
 Total distributions ($)                                          (0.73)         (1.05)         (1.29)         (1.12)         (0.49)
                                                                  -----          -----          -----          -----          -----
 Net asset value, end of period ($)                               10.93          11.32          10.92          10.11          10.43
                                                                  =====          =====          =====          =====          =====
Total return (%)(b)                                               10.82          14.11           8.60           2.84           8.22

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                       33,236         38,501         36,236         31,291         29,284

 Expense ratio (%)*                                                0.90           0.90           0.90           0.90           0.90

 Expense ratio after expense reductions (%)*                       0.90           0.90           0.90           0.90           0.90

 Ratio of net investment income
 to average net assets (%)*                                        4.50           4.47           4.35           4.07           5.00

 Portfolio turnover rate (%)                                     126.41         117.66         186.03         209.77         181.36

 *Reflects voluntary reduction of expenses
  per share of these amounts ($)                                   0.06           0.05           0.04           0.04           0.11


(a)   Per-share figures have been calculated using the average shares method.


(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

    30                          Board of Trustees
--------------------------------------------------------------------------------


[COLUMNS] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Richard S. Davis


Chairman of the Board, President and
Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond

Former Chairman of the Board, Chief
Executive Officer and President,
PictureTel Corporation

Steve A. Garban

Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University


Dean O. Morton

Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips

Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt

President, Founders Investments Ltd.
President,The Glen Ellen Company

Michael S. Scott Morton

Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

                                      Notes                                31
--------------------------------------------------------------------------------

    32                                Notes
--------------------------------------------------------------------------------

                                      Notes                                33
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------


If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-87-SSR-FUNDS (1-877-773-8637)
Internet: www.statestreetresearch.com


You can also obtain information about the fund, including the SAI and certain other fund documents, on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

prospectus
---------------------------
SEC File Number: 811-4911

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

Ticker Symbols
--------------------------------------------------------------------------------
 Class A (proposed)                                                        SIPAX
 Class B(1) (proposed)                                                     SIPPX
 Class B (proposed)                                                        SIPBX
 Class C (proposed)                                                        SIPCX
 Class S                                                                   SSCSX

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

                                                                   STP-2512-0301
                                                 Control Number: (exp0302)SSR-LD

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                  STATE STREET RESEARCH GOVERNMENT INCOME FUND
             STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
                STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND
                 STATE STREET RESEARCH INTERNATIONAL EQUITY FUND


                 SERIES OF STATE STREET RESEARCH FINANCIAL TRUST


                                  MARCH 1, 2001


        This Statement of Additional Information is divided into two sections. Section One contains information which is specific to each fund identified above. Section Two contains information which generally is shared by certain mutual funds of the State Street Research complex, including the funds specified above. The Statement of Additional Information is not a Prospectus. It should be read in conjunction with the current Prospectus of each fund, dated March 1, 2001.


        Financial statements for State Street Research Government Income Fund and State Street Research International Equity Fund, as of and for the most recently completed fiscal year, are included in each Fund's Annual Report to Shareholders for that year. The financial statements include the Fund's Accounting Policies, Portfolio Holdings, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Report of Independent Accountants. Such financial statements are hereby incorporated by reference from the respective Annual Reports listed below.


        Financial statements for State Street Research Strategic Portfolios:
Aggressive and State Street Research Strategic Income Plus Fund, as of and for the most recently completed fiscal year, are also included in each fund's Annual Report to Shareholders for that year. The financial statements include the Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Report of Independent Accountants. Such financial statements are hereby incorporated by reference from the respective Annual Reports listed below.


                                                                                                     EDGAR
ANNUAL REPORTS                                                   FISCAL YEAR ENDED              ACCESSION NUMBER
--------------                                                   -----------------              ----------------
State Street Research Government Income Fund                     October 31, 2000             0001005477-01-000037
State Street Research Strategic Portfolios: Aggressive           October 31, 2000             0001005477-01-000037
State Street Research Strategic Income Plus Fund                 October 31, 2000             0001005477-01-000037
State Street Research International Equity Fund                  October 31, 2000             0001005477-01-000037


        Management's Discussion of Fund Performance for each fund's latest fiscal year ended October 31, 2000, is also included in the Annual Reports as follows: State Street Research Government Income Fund and State Street Research International Equity Fund (Part 1, page 2; Part 2, pages 6-7); State Street Research Strategic Portfolios: Aggressive (p.16); and State Street Research Strategic Income Plus Fund (p.17).


        Each fund's Prospectus and shareholder report may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690 or by calling 1-87-SSR-FUNDS (1-877-773-8637).

                                                 TABLE OF CONTENTS
                                                                                                              PAGE
SECTION I....................................................................................................I, 1-1
        1.     STATE STREET RESEARCH GOVERNMENT INCOME FUND                                                  I, 1-1
               A.     The Fund...............................................................................I, 1-1
               B.     Investment Objective...................................................................I, 1-1
               C.     Fundamental and Nonfundamental Restrictions............................................I, 1-1
               D.     Restricted Securities..................................................................I, 1-5
               E.     Foreign Investments....................................................................I, 1-6
               F.     Industry Classifications...............................................................I, 1-6
               G.     Control Persons and Principal Holders of Securities....................................I, 1-7
               H.     Trustee Compensation...................................................................I, 1-9
               I.     Investment Advisory Fee................................................................I, 1-9
               J.     Portfolio Turnover....................................................................I, 1-10
               K.     Brokerage Commissions.................................................................I, 1-11
               L.     Sales Charges on Shares...............................................................I, 1-11
               M.     Rule 12b-1 Fees.......................................................................I, 1-12
               N.     Performance...........................................................................I, 1-13

        2.     STATE STREET RESEARCH STRATEGIC PORTFOLIOS:
               AGGRESSIVE                                                                                    I, 2-1
               A.     The Fund...............................................................................I, 2-1
               B.     Investment Objective...................................................................I, 2-1
               C.     Fundamental and Nonfundamental Restrictions............................................I, 2-1
               D.     Restricted Securities..................................................................I, 2-4
               E.     Foreign Investments....................................................................I, 2-4
               F.     Industry Classifications...............................................................I, 2-4
               G.     Control Persons and Principal Holders of Securities....................................I, 2-6
               H.     Trustee Compensation...................................................................I, 2-7
               I.     Investment Advisory Fee................................................................I, 2-7
               J.     Portfolio Turnover.....................................................................I, 2-8
               K.     Brokerage Commissions..................................................................I, 2-8
               L.     Sales Charges on Shares................................................................I, 2-9
               M.     Rule 12b-1 Fees........................................................................I, 2-9
               N.     Performance...........................................................................I, 2-10


                                       (i)

        3.     STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND                                              I, 3-1
               A.     The Fund...............................................................................I, 3-1
               B.     Investment Objective...................................................................I, 3-1
               C.     Fundamental and Nonfundamental Restrictions............................................I, 3-1
               D.     Restricted Securities..................................................................I, 3-4
               E.     Foreign Investments....................................................................I, 3-4
               F.     Industry Classifications...............................................................I, 3-4
               G.     Control Persons and Principal Holders of Securities....................................I, 3-6
               H.     Trustee Compensation...................................................................I, 3-8
               I.     Investment Advisory Fee................................................................I, 3-8
               J.     Portfolio Turnover.....................................................................I, 3-9
               K.     Brokerage Commissions..................................................................I, 3-9
               L.     Sales Charges on Shares...............................................................I, 3-10
               M.     Rule 12b-1 Fees.......................................................................I, 3-10
               N.     Performance...........................................................................I, 3-11


        4.     STATE STREET RESEARCH INTERNATIONAL EQUITY FUND                                               I, 4-1
               A.     The Fund...............................................................................I, 4-1
               B.     Investment Objective...................................................................I, 4-1
               C.     Fundamental and Nonfundamental Restrictions............................................I, 4-1
               D.     Restricted Securities..................................................................I, 4-4
               E.     Foreign Investments....................................................................I, 4-4
               F.     Industry Classifications...............................................................I, 4-4
               G.     Control Persons and Principal Holders of Securities....................................I, 4-6
               H.     Trustee Compensation...................................................................I, 4-8
               I.     Investment Advisory Fee................................................................I, 4-9
               J.     Portfolio Turnover.....................................................................I, 4-9
               K.     Brokerage Commissions..................................................................I, 4-9
               L.     Sales Charges on Shares...............................................................I, 4-10
               M.     Rule 12b-1 Fees.......................................................................I, 4-11
               N.     Performance...........................................................................I, 4-12

                                      (ii)

                                   DEFINITIONS

         Each of the following terms used in this Statement of Additional Information has the meaning set forth below.

"1940 ACT" means the Investment Company Act of 1940, as amended.

"DISTRIBUTOR" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690.

"INVESTMENT MANAGER" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"METLIFE" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"VOTE OF THE MAJORITY OF THE OUTSTANDING VOTING SECURITIES" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or
(ii) of more than 50% of the outstanding voting securities, whichever is less.

                                     (iii)

                                   SECTION I
                                   ---------

1.       STATE STREET RESEARCH GOVERNMENT INCOME FUND

         The information in this part 1 of Section I relates only to State Street Research Government Income Fund (the "Government Income Fund" or the "Fund"). For information on other funds, see the Table of Contents.

         A.       THE FUND

         The Fund was organized in 1987 as a separate series of State Street Research Financial Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research International Equity Fund, State Street Research Health Sciences Fund and State Street Research Concentrated Growth Fund.


         The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.



         B.       INVESTMENT OBJECTIVE

         The investment objective of State Street Research Government Income Fund is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

         C.       FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

         The Government Income Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the Government Income Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

                                  I, 1-1

FUNDAMENTAL INVESTMENT RESTRICTIONS.

         It is the Government Income's policy:

         (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (2) not to issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of the Fund's net assets including the amounts borrowed (provided that reverse repurchase agreements shall be limited to 5% of the Fund's total assets);

         (3) not to underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations;

         (4) not to purchase or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate;

         (5) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;

         (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);


         (7)      not to sell securities short;




                                  I, 1-2

         (8) not to invest in oil, gas or other mineral exploration or development programs (provided that the Fund may invest in securities issued by or which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

         (9) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry (for purposes of this restriction, (a) utilities will be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies will each be deemed in a separate industry, (b) oil and oil related companies will be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies will each be deemed in a separate industry, (c) finance companies will be classified according to the industry of their parent companies, and (d) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including repurchase agreements collateralized by U.S. Government securities) shall be excluded);

         (10) not to borrow money (through reverse repurchase agreements or otherwise) except for temporary emergency purposes or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio accounts is determined to be inconvenient or disadvantageous, provided that borrowings are limited to one third of the Fund's net assets and that additional investments will be suspended during any period when borrowings are outstanding, and provided further that reverse repurchase agreements shall not exceed 5% of the Fund's total assets (during the period in which any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreement, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements);

         (11) not to purchase securities on margin other than in connection with the purchase of put options on financial futures contracts, but the Fund may obtain such short-term credits as are necessary for clearance of transactions; and

         (12) not to hypothecate, mortgage or pledge any of its assets except to secure permitted borrowings and then not in excess of 10% of such Fund's total assets, at the time of the borrowing [as a matter of interpretation which is not part of the fundamental policy, futures, options and forward commitments, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar



                                  I, 1-3
                  arrangements used in the industry in connection with the trading of such investments, are not deemed to involve a hypothecation, mortgage or pledge of assets].

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

         It is the Government Income Fund's policy:

         (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days); and

         (2) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.



                                  I, 1-4

         D.       RESTRICTED SECURITIES

         It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

                                  I, 1-5

         E.       FOREIGN INVESTMENTS

         The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs, to a maximum of 20% of its total assets.

         F.       INDUSTRY CLASSIFICATIONS

         In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.


ASSET BACKED SECURITIES         GOVERNMENT            MUNICIPAL
-----------------------         ----------            ---------
Auto                            Agency/GSE            Escrowed to Maturity
Auto Dealerships                Strip                 General Obligation Bonds
Credit Cards                    TIPS                  Notes
Equipment                       Treasury              Pre-Refunded Bonds
Home Equity                                           Revenue Bonds
Manufactured Housing            HIGH YIELD            Variable Rate Daily
Recreational Vehicles           ----------
Rate Reduction                  Commingled            NON DOLLAR
Other                           High Yield            ----------
                                                      Commingled Funds
CORPORATE                       MORTGAGE              Dollar Bloc
---------                       --------              Euro Bloc - EMU In
Financial                       CMO                   Euro Bloc - EMU Out
Industrial                      Commercial            Non Dollar
Utility                         Pass Thru             Yen Bloc
Yankee                          Project Loan
                                Whole Loan
EMERGING MARKETS
----------------
Asia
EAME
Latin America


                                  I, 1-6

         G.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

TRUSTEES AND OFFICERS

         The Trustees and principal officers of State Street Research Financial Trust as a group owned approximately 3.2% of the Government Income Fund's outstanding Class S shares and owned no shares of the Fund's outstanding
Class A, Class B(1), Class B, or Class C shares. All information is as of January 31, 2001.


OTHER PERSONS


         The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Government Income Fund's outstanding shares. All information is as of January 31, 2001.


           CLASS                       SHAREHOLDER                    % OF CLASS
           -----                       ----------                     ----------
            A                     Northwest Administrators              7.5
                                  Merrill Lynch                        39.4
            B(1)                  Merrill Lynch                         7.1
            B                     Merrill Lynch                        15.9
            C                     Merrill Lynch                        36.1
            S                     Chase Manhattan                      32.6
                                  Mac & Co.                            12.1
                                  State Street Bank, Trustee           21.9
                                  Metropolitan Life                     9.7
                                  Turtle & Co.                          8.4


The full name and address of each of the above persons or entities are as follows:


         Northwest Administrators (e)
         Supplemental Income 401(k) Plan
         1400 Fashion Island Boulevard
         San Mateo, CA  94404


         Merrill Lynch Pierce Fenner & Smith, Inc.
         for the sole benefit of its customers
         4800 Deerlake Drive East
         Jacksonville, FL  32246


         Chase Manhattan Bank, N.A. (a)(c)
         Pension Plans in MetLife Savings
         Plan Program Trust dtd 1-1-91
         4 New York Plaza
         New York, NY  10004


         Mac & Company (a)
         P.O. Box 3198
         Pittsburgh, PA  15230


                                  I, 1-7

         State Street Bank and Trust Company (a)(b)
         P.O. Box 351
         Boston, MA  02101


         Metropolitan Life Insurance Company
         303 Perimeter Center North, Suite 500
         Atlanta, GA  30346


         Turtle & Company (d)
         P.O. Box 9427
         Boston, MA  02209
-----------------------


(a) The Fund believes that each named record holder does not have beneficial ownership of such shares.
(b) State Street Bank and Trust Company holds such shares as custodian for various accounts.
(c) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by MetLife Securities, Inc.
(d) Turtle & Co. is a nominee name for shares held in private advisory accounts managed by the Investment Manager.


         Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders of that class, such as any Rule 12b-1 plan for a given class.


                                  I, 1-8

         H.       TRUSTEE COMPENSATION


         The Trustees of State Street Research Financial Trust were compensated as follows:


                                                                    Total                 Total Compensation
                                                                Compensation                From All State
                                      Aggregate                   From All               Street Research Funds
                                    Compensation                State Street               and Metropolitan
                               From Government Income          Research Funds              Series Fund, Inc.
Name of Trustee                        Fund(a)               Paid to Trustees (b)        Paid to Trustees (c)
---------------         ------------------------------    -------------------------     --------------------
Bruce R. Bond                     $       3,642              $       72,000               $         72,000
Richard S. Davis (d)              $         ---              $          ---               $            ---
Steve A. Garban                   $       3,887              $       76,800               $        118,300
Dean O. Morton                    $       4,140              $       81,800               $        118,800
Susan M. Phillips                 $       3,642              $       72,000               $         72,000
Toby Rosenblatt                   $       3,642              $       72,000               $         72,000
Michael S. Scott Morton           $       4,240              $       81,800               $        118,800

---------------


(a) For the Government Income Fund's fiscal year ended October 31, 2000. The Government Income Fund does not provide any pension or retirement benefits for the Trustees.


(b) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2000.


(c) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to the series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to all series of Metropolitan Series Fund, Inc., including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. The figure is for the 12 months ended December 31, 2000.


(d)      Richard S. Davis was elected a Trustee of the Trust on November 1,
         2000.

         For more information on the Trustees and officers of State Street Research Financial Trust, see Section II, C of this Statement of Additional Information.

         I.       INVESTMENT ADVISORY FEE

         The advisory fee payable monthly by the Government Income Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Government Income Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Government Income Fund.

                                  I, 1-9

         The annual advisory fee rate is 0.60% of the first $500 million of fund assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion.


         The advisory fees for investment management and the payments for other assistance and services paid by the Fund to the Investment Manager for the last three fiscal years were as follows:


                                                                            Payments for
                                                             Advisory     Other Assistance
                                                               Fees         and Services
                                                            ---------     ----------------
         Fiscal year ended October 31, 2000                $3,649,845         $ 21,800
         Fiscal year ended October 31, 1999                $4,029,916         $   0
         Fiscal year ended October 31, 1998                $4,226,796         $   0

         For more information on the investment advisory arrangements, see
Section II, D of this Statement of Additional Information.

         J.       PORTFOLIO TURNOVER

         The Government Income Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Government Income Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).


         The portfolio turnover rates for the last two fiscal years were as follows:


                                              Portfolio Turnover Rates
                                              ------------------------
         Fiscal year ended October 31, 2000          148.88%
         Fiscal year ended October 31, 1999          213.70%


         The Investment Manager believes the portfolio turnover rate for the fiscal year ending October 31, 2000, was significantly lower than the rate for the previous year because fewer adjustments were made in the duration of the portfolio in light of the interest rate environment during the fiscal year ended October 31, 2000, compared to the prior year.




         For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

                                  I, 1-10

         K.       BROKERAGE COMMISSIONS

         The Government Income Fund did not pay any brokerage commissions in secondary trading during the fiscal years ended October 31, 2000, 1999 and 1998.

         During and at the end of its most recent fiscal year, the Government Income Fund held the securities of no entity that might be deemed to be a regular broker-dealer of the Government Income Fund, as defined under the 1940 Act.

         For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

         L.       SALES CHARGES ON SHARES

         Total sales charges on Class A shares paid to the Distributor, and the amounts retained by the Distributor after reallowance of concessions to dealers, for the past three fiscal years were as follows:


FRONT-END SALES CHARGES (CLASS A)


                                                                                     Retained by Distributor
                                                                                      After Reallowance of
                                                       Total Sales Charges           Concessions to Dealers
                                                       -------------------           ----------------------
         Fiscal year ended October 31, 2000               $   565,713                        $  70,461
         Fiscal year ended October 31, 1999               $ 1,171,319                        $ 170,378
         Fiscal year ended October 31, 1998               $   532,039                        $  69,104


         For the past three fiscal years, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of such shares as follows:


CONTINGENT DEFERRED SALES CHARGES (CLASSES A, B(1), B AND C)


                 Fiscal Year Ended                      Fiscal Year Ended                       Fiscal Year Ended
                 October 31, 2000                       October 31, 1999                        October 31, 1998
                ------------------                     ------------------                      ------------------
           Contingent       Commissions          Contingent         Commissions          Contingent        Commissions
            Deferred          Paid to             Deferred            Paid to             Deferred           Paid to
          Sales Charges       Dealers           Sales Charges         Dealers           Sales Charges        Dealers
          -------------     -----------         -------------      -------------        -------------     -------------
Class A     $       0        $495,252              $      0         $1,000,941             $     0         $462,935
Class B(1)* $ 100,457        $860,442              $ 45,012         $  448,373             $    N/A        $    N/A
Class B     $ 166,464        $  2,110              $216,576         $  377,540             $210,962        $857,845
Class C     $  13,541        $ 35,879              $  8,266         $  121,715             $    563        $100,800

--------------
*Class B(1) was introduced January 1, 1999.

         For more information about sales charges, see Section II, J of this Statement of Additional Information.

                                  I, 1-11

         M.       RULE 12B-1 FEES

         The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

         Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

         Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan and none of the payments are returnable to the Fund.

         During the fiscal year ended October 31, 2000, the Government Income Fund paid fees under the distribution plan and the fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses.


                                  I, 1-12

                                                       Class A         Class B(1)          Class B        Class C
                                                       -------         ----------          -------        -------
Advertising                                       $     111,581        $   25,145    $           0      $    17,454

Printing and mailing of prospectuses to
  other than current shareholders                         6,767             1,553                0            1,093

Compensation to dealers                                 583,616           131,237          571,931          109,946

Compensation to sales personnel                         297,829            65,557                0           44,689

Interest                                                      0                 0                0                0

Carrying or other Financing charges                           0                 0                0                0


Other expenses: marketing; general                      269,512           63,001           24,732            40,624

Fees to offset carryforwards                                  0                 0          323,467                0
                                                  -------------       -----------    -------------      -----------

Total Fees                                        $   1,269,305       $   286,493    $     920,130      $   213,806
                                                  =============       ===========    =============      ===========

Unreimbursed expenses carried forward:
       Amount                                     $     731,801       $   475,871    $   2,566,580      $ 1,570,370
       % of net assets at year end                         0.15%             1.38%            3.04%            8.05%

---------------
*Net fees result from the timing of expenditures and are used against expense carry forwards.

         For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

         N.       PERFORMANCE

         All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Government Income Fund.

         Performance data for a specified class includes periods prior to the adoption of class designations in 1993. At that time, new share class designations were assigned based on the pricing applicable to shares sold thereafter and higher Rule 12b-1 fees were imposed.

         Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

STANDARD TOTAL RETURN

         The average annual total return ("standard total return") of each class of shares of the Government Income Fund was as follows:

                                  I, 1-13

                             Ten Years                       Five Years                       One Year
                               Ended                            Ended                           Ended
                         October 31, 2000                 October 31, 2000                October 31, 2000
                         ----------------                 ----------------                ----------------
    Class A                   7.18%                            4.81%                         1.62%
    Class B(1)                7.03%                            4.62%                         0.62%
    Class B                   7.06%                            4.68%                         0.68%
    Class C                   7.07%                            5.00%                         4.67%
    Class S                   7.87%                            6.05%                         6.71%


NONSTANDARD TOTAL RETURN


         The nonstandard total return of each class of shares of the Government Income Fund for the six months ended October 31, 2000, without taking sales charges into account, was as follows:


                               Class A                   4.97%
                               Class B(1)                4.56%
                               Class B                   4.63%
                               Class C                   4.62%
                               Class S                   5.14%


YIELD


         The annualized yield of each class of shares of the Government Income Fund, based on the month of October 2000, was as follows:


                               Class A                   5.25%
                               Class B(1)                4.84%
                               Class B                   4.82%
                               Class C                   4.82%
                               Class S                   5.82%


                                  I, 1-14

DISTRIBUTION RATES
------------------

         The distribution rate of each class of shares of the Government Income Fund, based on the month of October 2000, was as follows:


                               Class A                   5.93%
                               Class B(1)                5.54%
                               Class B                   5.52%
                               Class C                   5.51%
                               Class S                   6.52%

         For more information about performance, see Section II, K of this Statement of Additional Information.

                                    I, 1-15

         2.       STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

         The information in this part 2 of Section I relates only to State Street Research Strategic Portfolios: Aggressive ("Strategic Portfolios:
Aggressive" or the "Fund"). For information on other funds, see the Table of Contents.


         A.       THE FUND


         The Fund was organized in 1994 as a separate series of State Street Research Financial Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research International Equity Fund, State Street Research Health Sciences Fund and State Street Research Concentrated Growth Fund.


         The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.

         B.       INVESTMENT OBJECTIVE

         The investment objective of State Street Research Strategic Portfolios:
Aggressive is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

         C.       FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

         Strategic Portfolios: Aggressive has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

FUNDAMENTAL INVESTMENT RESTRICTIONS.

         The fundamental and nonfundamental policies of the Fund DO NOT apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation of a structure allowing the Fund to invest substantially all of its assets in a related collective investment vehicle for similar funds or allowing the Fund to serve as such a collective investment vehicle for other similar funds, to the extent permitted by law and regulatory authorities.

                                    I, 2-1

         It is the Strategic Portfolios:  Aggressive fund's policy:

         (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (2) not to issue senior securities as defined in the 1940 Act, except as permitted by Section 18(f)(2) of that Act and the rules thereunder or as permitted by an order of the Securities and Exchange Commission;

         (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and
                  (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be deemed to be an underwriter under certain federal securities laws:

         (4) not to purchase or sell fee simple interests in real estate, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which own or invest or deal in real estate;

         (5) not to invest in commodities or commodity contracts in excess of 10% of the Fund's total assets, except that investments in swap arrangements, currencies, futures contracts and options on futures contracts on securities, securities indices and currencies shall not be deemed an investment in commodities or commodities contracts;

         (6) not to make loans, except that the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

         (7) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry [for purposes of this restriction, (a) utilities may be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies may each be deemed in a separate industry, (b) oil and oil related companies may be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies may each be deemed in a separate industry,
                  (c) finance companies may be classified according to the industries of their parent companies, and (d) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or

                                    I, 2-2
                  instrumentalities (including repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations) may be excluded]; and

         (8) not to borrow money except for borrowings from banks for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

         It is the Strategic Portfolios: Aggressive fund's policy:

         (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

         (2) not to engage in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies;

         (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box" (for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts or similar arrangements used in the industry in connection with the trading of futures, options and ofrward commitments are not deemed to involve the use of margin);

         (4) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings (for the purpose of this restriction, futures, options and forward commitments, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of such investments, are not deemed to involve a hypothecation, mortgage or pledge of assets); and

         (5) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.


                                    I, 2-3

         D.       RESTRICTED SECURITIES

         It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

         E.       FOREIGN INVESTMENTS

         The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs, to a maximum of 35% of its total assets

         F.       INDUSTRY CLASSIFICATIONS

         In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.

                                    I, 2-4

Autos & Transportation            Real Estate Investment            Other Energy
----------------------              Trusts                          ------------
Air Transport                     Rental & Leasing                  Gas Pipelines
Auto Parts                          Services: Commercial            Miscellaneous Energy
Automobiles                       Securities Brokerage &            Offshore Drilling
Miscellaneous                       Services                        Oil and Gas Producers
  Transportation                                                    Oil Well Equipment &
Railroad Equipment                Health Care                          Services
Railroads                         -----------
Recreational Vehicles &           Drugs & Biotechnology             Producer Durables
  Boats                           Health Care Facilities            -----------------
Tires & Rubber                    Health Care Services              Aerospace
Truckers                          Hospital Supply                   Electrical Equipment &
                                  Service Miscellaneous               Components
Consumer Discretionary                                              Electronics: Industrial
----------------------            Integrated Oils                   Homebuilding
Advertising Agencies              ---------------                   Industrial Products
Casino/Gambling,                  Oil: Integrated Domestic          Machine Tools
  Hotel/Motel                     Oil: Integrated                   Machinery
Commercial Services                 International                   Miscellaneous Equipment
Communications, Media                                               Miscellaneous Producer
  & Entertainment                 Materials & Processing              Durables
Consumer Electronics              ----------------------            Office Furniture &
Consumer Products                 Agriculture                         Business Equipment
Consumer Services                 Building & Construction           Pollution Control and
Household Furnishings             Chemicals                           Environmental Services
Leisure Time                      Containers & Packaging            Production Technology
Photography                       Diversified Manufacturing           Equipment
Printing & Publishing             Engineering &                     Telecommunications
Restaurants                         Contracting Services              Equipment
Retail                            Fertilizers
Shoes                             Forest Products                   Technology
Textile Apparel                   Gold & Precious Metals            ----------
  Manufacturers                   Miscellaneous Materials &         Communications
Toys                                Processing                        Technology
                                  Non-Ferrous Metals                Computer Software
Consumer Staples                  Office Supplies                   Computer Technology
----------------                  Paper and Forest Products         Electronics
Beverages                         Real Estate &                     Electronics: Semi-
Drug & Grocery Store                Construction                      Conductors/Components
  Chains                          Steel                             Miscellaneous Technology
Foods                             Textile Products
Household Products                                                  Utilities
Tobacco                           Other                             ---------
                                  -----                             Miscellaneous Utilities
Financial Services                Trust Certificates--              Utilities: Cable TV &
------------------                  Government Related                Radio
Banks & Savings and               Lending                           Utilities: Electrical
  Loans                           Asset-backed--Mortgages           Utilities: Gas Distribution
Financial Data Processing         Asset-backed--Credit              Utilities:
  Services & Systems                Card Receivables                  Telecommunications
Insurance                         Miscellaneous                     Utilities: Water
Miscellaneous Financial           Multi-Sector Companies


                                    I, 2-5

         G.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

TRUSTEES AND OFFICERS

         The Trustees and principal officers of State Street Research Financial Trust as a group owned no shares of the Fund's outstanding Class A, Class B(1), Class B, Class C or Class S shares. All information is as of January 31, 2001.

OTHER PERSONS

         The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Fund's outstanding shares. All information is as of January 31, 2001.


      Class                        Shareholder                     % of Class
      -----                        -----------                     -----------
        S                    Chase Manhattan, Trustee                 30.5
                             Metropolitan Life                        69.5


The full name and address of each of the above persons or entities are as follows:


         Chase Manhattan Bank, N.A. Trustee (a)
         Pension Plans in MetLife Savings Plan Trust Program
         4 New York Plaza
         New York, NY  10004


         Metropolitan Life Insurance Company
         303 Perimeter Center North, Suite 500
         Atlanta, GA  30346
-----------------------


(a) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by MetLife Securities, Inc.


         Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders of that class, such as any Rule 12b-1 plan for a given class.


                                    I, 2-6

         H.       TRUSTEE COMPENSATION

         The Trustees of State Street Research Financial Trust were compensated as follows:


                                                                    Total                 Total Compensation
                                      Aggregate                 Compensation                From All State
                                    Compensation                  From All               Street Research Funds
                                   From Strategic               State Street               and Metropolitan
                                     Portfolios:               Research Funds              Series Fund, Inc.
Name of Trustee                     Aggressive (a)          Paid to Trustees (b)         Paid to Trustees (c)
---------------                -----------------------      --------------------         --------------------
Bruce R. Bond                        $    1,708                   $  72,000                     $   72,000
Richard S. Davis (d)                 $      ---                   $     ---                     $      ---
Steve A. Garban                      $    1,820                   $  76,800                     $  118,300
Dean O. Morton                       $    1,938                   $  81,800                     $  118,800
Susan M. Phillips                    $    1,708                   $  72,000                     $   72,000
Toby Rosenblatt                      $    1,708                   $  72,000                     $   72,000
Michael S. Scott Morton              $    2,052                   $  81,800                     $  118,800

---------------


(a) For Strategic Portfolios: Aggressive's fiscal year ended October 31, 2000. Strategic Portfolios: Aggressive does not provide any pension or retirement benefits for the Trustees.


(b) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2000.


(c) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to the series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to all series of Metropolitan Series Fund, Inc. including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. The figure is for the 12 months ended December 31, 2000.

(d)      Richard S. Davis was elected a Trustee of the Trust on November 1,
         2000.

         For more information in the Trustees and officers of State Street Research Financial Trust, see Section II, C of this Statement of Additional Information.

         I.       INVESTMENT ADVISORY FEE

         The advisory fee payable monthly by Strategic Portfolios: Aggressive to the Investment Manager is computed as a percentage of the average of the value of the net assets of Strategic Portfolios: Aggressive as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to Strategic Portfolios: Aggressive.

                                    I, 2-7

         The annual advisory fee rate is 0.75%.

         The advisory fees for investment management and the payments for other assistance and services paid by the Fund to the Investment Manager for the last three fiscal years were as follows:


                                                                      Payments for
                                                                    Other Assistance         Fees Waived
                                                   Advisory Fees      and Services       or Expenses Assumed
                                                   -------------    ----------------    -------------------
         Fiscal year ended October 31, 2000           $ 466,593         $ 21,800                 $205,539
         Fiscal year ended October 31, 1999           $ 442,704         $    0                   $126,663
         Fiscal Year ended October 31, 1998           $ 483,814         $    0                   $128,643


         For more information on the investment advisory arrangements, see
Section II, D of this Statement of Additional Information.


         J.       PORTFOLIO TURNOVER


         Strategic Portfolios: Aggressive's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).


         The portfolio turnover rates for the last two fiscal years were as follows:


                                                       Portfolio Turnover Rates
                                                       ------------------------
         Fiscal year ended October 31, 2000                   138.29%
         Fiscal year ended October 31, 1999                   108.44%


         The Investment Manager believes the portfolio turnover rate for the fiscal year ending October 31, 2000, was significantly higher than the rate for the previous year because of defensive measures taken to liquidate equity positions and move into fixed income securities given the downturn in the equity markets during the fiscal year ended October 31, 2000.


         For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.


         K.       BROKERAGE COMMISSIONS


         Brokerage commissions paid by Strategic Portfolios: Aggressive in secondary trading during the last three fiscal years were as follows:


         Fiscal year ended October 31, 2000                  $149,000
         Fiscal year ended October 31, 1999                  $ 78,000
         Fiscal year ended October 31, 1998                  $134,000


         During and at the end of its most recent fiscal year, Strategic
Portfolios: Aggressive held the securities of the no entity that might be deemed to be a regular broker-dealer of the Fund, as defined under the 1940 Act.


                                    I, 2-8

         For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

         L.       SALES CHARGES ON SHARES

         The Distributor received no sales charges on Class A shares for the fiscal years ended October 31, 2000, 1999 or 1998. For the same periods, the Distributor reallowed no concessions to dealers.

         For the fiscal years ended October 31, 2000, 1999 and 1998, the Distributor received no contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid no initial commissions to securities dealers for sales of such shares.

         For more information about sales charges, see Section II, J of this Statement of Additional Information.

         M.       RULE 12b-1 FEES

         The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

         Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

         Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

         During the fiscal year ended October 31, 2000, the Fund paid no fees under the Distribution Plans.


                                    I, 2-9

         N.       PERFORMANCE

         All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to Strategic Portfolios: Aggressive.

STANDARD TOTAL RETURN
---------------------

         The average annual total return ("standard total return") of the Fund's Class S shares was as follows:


                      Commercement
                      of Operations
                     (May 16, 1994)                     Five Years                     One Year
                           to                              Ended                         Ended
                    October 31, 2000                 October 31, 2000              October 31, 2000
                    ----------------                 ----------------              ----------------
 Class S                 14.08%                           14.77%                        16.27%


NONSTANDARD TOTAL RETURN
------------------------


         The nonstandard total return of the Fund's Class S shares for the six months ended October 31, 2000, without taking sales charges into account, was 1.55%.

         For more information about performance, see Section II, K of this Statement of Additional Information.

                                     I, 2-10

         3.       STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

         The information in this part 3 of Section I relates only to State Street Research Strategic Income Plus Fund (the "Strategic Income Plus Fund" or the "Fund"). For information on other Funds, see the Table of Contents.

         A.       THE FUND

         The Fund was organized in 1994 as a separate series of State Street Research Financial Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research International Equity Fund, State Street Research Health Sciences Fund and State Street Research Concentrated Growth Fund.


         The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.

         B.       INVESTMENT OBJECTIVE

         The investment objective of State Street Research Strategic Income Plus Fund is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

         C.       FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

         The Strategic Income Plus Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the Strategic Income Plus Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

FUNDAMENTAL INVESTMENT RESTRICTIONS.

         The fundamental and nonfundamental policies of the Fund DO NOT apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation of a structure allowing the Fund to invest substantially all of its assets in a related collective investment vehicle for similar funds or allowing the Fund to serve as such a collective investment vehicle for other similar funds, to the extent permitted by law and regulatory authorities.

                                     I, 3-1

         It is the Strategic Income Plus Fund's policy:

         (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer;

         (2) not to purchase a security of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (3) not to issue senior securities as defined in the 1940 Act, except as permitted by Section 18(f)(2) of that Act and the rules thereunder or as permitted by an order of the Securities and Exchange Commission;

         (4) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and
                  (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

         (5) not to purchase or sell fee simple interests in real estate, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which own or invest or deal in real estate;

         (6) not to invest in commodities or commodity contracts in excess of 10% of the Fund's total assets, except that investments in swap arrangements, currencies, futures contracts and options on futures contracts on securities, securities indices and currencies shall not be deemed an investment in commodities or commodities contracts;

         (7) not to make loans, except that the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);


         (8) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry [for purposes of this restriction, (a) utilities may be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies may each be deemed in a separate industry, (b) oil and oil related companies may be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies may each be deemed in a separate industry,
                  (c) finance companies may be classified

                                     I, 3-2
                  according to the industries of their parent companies, and
                  (d) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities (including repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations) may be excluded]; and

         (9) not to borrow money except for borrowings from banks for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

         It is the Strategic Income Plus Fund's policy:

         (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

         (2) not to engage in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies;

         (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box";

         (4) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings (for the purpose of this restriction, futures, options and forward commitments, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of such investments, are not deemed to involve a hypothecation, mortgage or pledge of assets); and

         (5) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.


                                     I, 3-3

         D.       RESTRICTED SECURITIES

         It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

         E.       FOREIGN INVESTMENTS

         The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs, to a maximum of 25% of its total assets

         F.       INDUSTRY CLASSIFICATIONS

         In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.



                                     I, 3-4

EQUITY SECURITIES              Real Estate Investment          Other Energy
  CLASSIFICATIONS:               Trusts                        ------------
Autos & Transportation         Rental & Leasing                Gas Pipelines
----------------------           Services: Commercial          Miscellaneous Energy
Air Transport                  Securities Brokerage &          Offshore Drilling
Auto Parts                       Services                      Oil and Gas Producers
Automobiles                                                    Oil Well Equipment &
Miscellaneous                  Health Care                        Services
  Transportation               -----------
Railroad Equipment             Drugs & Biotechnology           Producer Durables
Railroads                      Health Care Facilities          -----------------
Recreational Vehicles &        Health Care Services            Aerospace
  Boats                        Hospital Supply                 Electrical Equipment &
Tires & Rubber                 Service Miscellaneous             Components
Truckers                                                       Electronics:  Industrial
                               Integrated Oils                 Homebuilding
Consumer Discretionary         ---------------                 Industrial Products
----------------------         Oil: Integrated Domestic        Machine Tools
Advertising Agencies           Oil: Integrated                 Machinery
Casino/Gambling,                 International                 Miscellaneous Equipment
  Hotel/Motel                                                  Miscellaneous Producer
Commercial Services            Materials & Processing            Durables
Communications, Media          ----------------------          Office Furniture &
  & Entertainment              Agriculture                       Business Equipment
Consumer Electronics           Building & Construction         Pollution Control and
Consumer Products              Chemicals                         Environmental Services
Consumer Services              Containers & Packaging          Production Technology
Household Furnishings          Diversified Manufacturing         Equipment
Leisure Time                   Engineering &                   Telecommunications
Photography                      Contracting Services            Equipment
Printing & Publishing          Fertilizers
Restaurants                    Forest Products                 Technology
Retail                         Gold & Precious Metals          ----------
Shoes                          Miscellaneous Materials &       Communications
Textile Apparel                  Processing                      Technology
  Manufacturers                Non-Ferrous Metals              Computer Software
Toys                           Office Supplies                 Computer Technology
                               Paper and Forest Products       Electronics
Consumer Staples               Real Estate &                   Electronics: Semi-
----------------                 Construction                    Conductors/Components
Beverages                      Steel                           Miscellaneous Technology
Drug & Grocery Store           Textile Products
  Chains                                                       Utilities
Foods                          Other                           ---------
Household Products             -----                           Miscellaneous Utilities
Tobacco                        Trust Certificates--            Utilities: Cable TV &
                                 Government Related              Radio
Financial Services             Lending                         Utilities: Electrical
------------------             Asset-backed--Mortgages         Utilities: Gas Distribution
Banks & Savings and            Asset-backed--Credit            Utilities:
  Loans                          Card Receivables                Telecommunications
Financial Data Processing      Miscellaneous                   Utilities: Water
  Services & Systems           Multi-Sector Companies
Insurance
Miscellaneous Financial


                                     I, 3-5

FIXED INCOME SECURITIES CLASSIFICATIONS:

Collateralized Mortgage Obligations      Asset Backed Securities
-----------------------------------      -----------------------
Whole Loan                               Auto
Commercial Loan                          Auto Dealerships
Project Loan                             Credit Cards
                                         Equipment
CORPORATE                                Home Equity
---------                                Manufactured Housing
Industrial                               Recreational Vehicles
Utility                                  Rate Reduction
Financial                                Other
Yankee Bonds

         G.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

TRUSTEES AND OFFICERS

         The Trustees and principal officers of State Street Research Financial Trust as a group owned no shares of the Fund's outstanding Class A, Class B(1), Class B, Class C or Class S shares. All information is as of January 31, 2001.


OTHER PERSONS


         The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Strategic Income Plus Fund's outstanding shares. Except as otherwise stated, the Strategic Income Plus Fund believes that each named record holder does not have beneficial ownership of such shares. All information is as of January 31, 2001.


      Class                           Shareholder                    % of Class
      -----                           -----------                    ----------
       A                    Metropolitan Life                          66.4
       B(1)                 Metropolitan Life                          65.6
                            L. J. Whitney                               5.3
                            Donaldson Lufkin Jenrette                  16.6
       B                    Metropolitan Life                          93.9
       C                    Metropolitan Life                          96.3
       S                    Metropolitan Life                          79.8
                            Chase Manhattan                            20.2


The full name and address of each of the above persons or entities are as follows:


         Metropolitan Life Insurance Company
         303 Perimeter Center North, Suite 500
         Atlanta, GA  30346


         L.J. Whitney
         c/o State Street Research Service Center
         One Financial Center
         Boston, MA  02111


         Donaldson Lufkin Jenrette (a)
         Securities Corporation Inc.
         P.O. Box 2052
         Jersey City, NJ  07303


                                     I, 3-6

         Chase Manhattan Bank, N.A. (a)(b)
         Pension Plans in MetLife Savings
         4 New York Plaza
         New York, NY  10004

-----------------------

(a) The Fund believes that each named record holder does not have beneficial ownership of such shares.

(b) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by MetLife Securities, Inc.


         Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders of that class, such as any Rule 12b-1 plan for a given class.


                                     I, 3-7

         H.       TRUSTEE COMPENSATION

         The Trustees of State Street Research Financial Trust were compensated as follows:


                                                                   Total                  Total Compensation
                                     Aggregate                  Compensation                From All State
                                    Compensation                  From All               Street Research Funds
                                   From Strategic               State Street               and Metropolitan
                                    Income Plus:               Research Funds              Series Fund, Inc.
Name of Trustee                       Fund (a)               Paid to Trustees (b)         Paid to Trustees (c)
---------------                   ----------------          --------------------         --------------------
Bruce R. Bond                          $  1,603                   $  72,000                    $  72,000
Richard S. Davis (d)                   $    ---                   $     ---                    $     ---
Steve A. Garban                        $  1,710                   $  76,800                    $ 118,300
Dean O. Morton                         $  1,821                   $  81,800                    $ 118,800
Susan M. Phillips                      $  1,603                   $  72,000                    $  72,000
Toby Rosenblatt                        $  1,603                   $  72,000                    $  72,000
Michael S. Scott Morton                $  1,921                   $  81,800                    $ 118,800

---------------


(a) For the Strategic Income Plus Fund's fiscal year ended October 31, 2000. The Strategic Income Plus Fund does not provide any pension or retirement benefits for the Trustees.


(b) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2000.


(c) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to the series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to all series of Metropolitan Series Fund, Inc. including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. The figure is for the 12 months ended December 31, 2000.


(d)      Richard S. Davis was elected a Trustee of the Trust on November 1,
         2000.

         For more information in the Trustees and officers of State Street Research Financial Trust, see Section II, C of this Statement of Additional Information.

         I.       INVESTMENT ADVISORY FEE

         The advisory fee payable monthly by the Strategic Income Plus Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Strategic Income Plus Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Strategic Income Plus Fund.

                                     I, 3-8

         The annual advisory fee rate is 0.60%.

         The advisory fees for investment management and the payments for other assistance and services paid by the Fund to the Investment Manager for the last three fiscal years were as follows:


                                                                                Payments for
                                                                              Other Assistance         Fees Waived
                                                          Advisory Fees         and Services       or Expenses Assumed
                                                          -------------       ----------------    --------------------
         Fiscal year ended October 31, 2000                  $192,782             $ 21,800               $339,473
         Fiscal year ended October 31, 1999                  $215,818             $    0                 $132,124
         Fiscal year ended October 31, 1998                  $223,748             $    0                 $152,851


         For more information on the investment advisory arrangements, see
Section II, D of this Statement of Additional Information.


         J.       PORTFOLIO TURNOVER


         The Strategic Income Plus Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Strategic Income Plus Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).


                                                       Portfolio Turnover Rates
                                                       ------------------------
         Fiscal year ended October 31, 2000                   181.36%
         Fiscal year ended October 31, 1999                   209.77%


         For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.


         K.       BROKERAGE COMMISSIONS


         Brokerage commissions paid by the Strategic Income Plus in secondary trading during the last three fiscal years were as follows:


         Fiscal year ended October 31, 2000                  $32,000
         Fiscal year ended October 31, 1999                  $23,000
         Fiscal year ended October 31, 1998                  $29,000

         During and at the end of its most recent fiscal year, the Strategic Income Plus Fund held the securities of the no entity that might be deemed to be a regular broker-dealer of the Strategic Income Plus Fund, as defined under the 1940 Act.

         For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

                                     I, 3-9

         L.       SALES CHARGES ON SHARES

FRONT-END SALES CHARGES (CLASS A)

         The Distributor received no sales charges on Class A shares for the fiscal years ended October 31, 2000, 1999 or 1998. For the same periods, the Distributor reallowed no concessions to dealers.

CONTINGENT DEFERRED SALES CHARGES (CLASSES A, B(1), B AND C)

         For the fiscal years ended October 31, 2000, 1999 and 1998, the Distributor received no contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid no initial commissions to securities dealers for sales of such shares.

         For more information about sales charges, see Section II, J of this Statement of Additional Information.

         M.       RULE 12B-1 FEES

         The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

         Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

         Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

         During the fiscal year ended October 31, 2000, the Strategic Income Plus Fund paid the fees under the Distribution Plans and the fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses.


                                     I, 3-10

                                                  Class A          Class B(1)       Class B          Class C
                                                  -------          ----------       -------          -------
Advertising                                    $        250       $       930      $         0     $        871

Printing and mailing of prospectuses to                  16                59                0               55
  other than current shareholders

Compensation to dealers                                   7                 6            5,122                5

Compensation to sales personnel                         627             2,331                0            2,179

Interest                                                  0                 0                0                0

Carrying or other Financing charges                       0                 0                0                0

Other expenses: marketing; general                      571             2,125                0            1,986

Fees to offset carryforwards                              0                 0                0                0
                                               ------------       -----------      -----------     ------------

Total Fees                                     $      1,471       $     5,451      $     5,122     $      5,096
                                               ============       ===========      ===========     ============

Unreimbursed expenses carried forward:

     Amount                                    $     50,794       $   104,474      $   276,728     $    103,159
     % of net assets at year end                       7.82%            15.14%           52.06%           19.63%

---------------
*Net fees result from the timing of expenditures and are used against expense carry forwards.

         For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

         N.       PERFORMANCE

         All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Strategic Income Plus Fund.

         Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

                                     I, 3-11

STANDARD TOTAL RETURN

         The average annual total return ("standard total return") of each class of shares of the Strategic Income Plus Fund was as follows:


                                 Commencement
                                 of Operations
                                 (May 16, 1994)                    Five Years                     One Year
                                    through                           Ended                         Ended
                               October 31, 2000                 October 31, 2000              October 31, 2000
                               ----------------                 ----------------              ----------------
         Class A                     8.31%                            7.43%                         1.65%
         Class B(1)                  9.29%                            8.32%                         2.11%
         Class B                     9.30%                            8.33%                         2.16%
         Class C                     9.30%                            8.62%                         6.16%
         Class S                     9.48%                            8.86%                         8.22%


NONSTANDARD TOTAL RETURN


         The nonstandard total return of each class of shares of the Strategic Income Plus Fund for the six months ended October 31, 2000, without taking sales charges into account, was as follows:


                               Class A                   3.82%
                               Class B(1)                3.50%
                               Class B                   3.55%
                               Class C                   3.55%
                               Class S                   4.04%


YIELD


      The annualized yield of each class of shares of the Strategic Income Plus Fund, based on the month of October 2000, was as follows:


                               Class A                   4.21%
                               Class B(1)                3.78%
                               Class B                   3.78%
                               Class C                   3.79%
                               Class S                   4.77%

DISTRIBUTION RATES

         The distribution rate of each class of shares of the Strategic Income Plus Fund, based on the month ended October 2000, was as follows:


         Class A           3.40%
         Class B(1)        2.69%
         Class B           2.50%
         Class C           2.50%
         Class S           3.84%


                                     I, 3-12

         For more information about performance, see Section II, K of this Statement of Additional Information.


                                     I, 3-13

4.       STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

         The information in this part 4 of Section I relates only to State Street Research International Equity Fund (the "International Equity Fund" or the "Fund"). For information on other Funds, see the Table of Contents.


         A.       THE FUND


         The Fund is the successor to State Street Research International Equity Fund, originally organized in 1992 as a series of State Street Research Portfolios, Inc., a Maryland corporation. The Fund was organized in 1999 as a separate series of State Street Research Financial Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research International Equity Fund, State Street Research Health Sciences Fund and State Street Research Concentrated Growth Fund.


         The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.

         Under the Trust's Master Trust Agreement, the Trustees may reorganize, merge or liquidate the Fund without prior shareholder approval.

         B.       INVESTMENT OBJECTIVE

         The investment objective of State Street Research International Equity Fund is a nonfundamental policy and may be changed without shareholder approval.

         C.       FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

         The International Equity Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the International Equity Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

                                     I, 4-1

FUNDAMENTAL INVESTMENT RESTRICTIONS.

         It is the International Equity Fund's policy:

         (1) not to borrow money or purchase securities on margin, provided, however, that this restriction shall not prohibit the Fund from (a) obtaining such short-term credits as are necessary for the clearance of portfolio transactions, (b) temporarily borrowing up to 5% of the value of the Fund's total assets for extraordinary or emergency purposes, such as for permitting redemption requests to be honored which might otherwise require the sale of securities at a time when it is not in the Fund's best interests or (c) purchasing securities on a "when-issued" or "forward commitment" basis. Collateral arrangements entered into by the Fund to make margin deposits in connection with futures contracts, including options on futures contracts, are not for these purposes deemed to be the purchase of a security on margin. The aggregate amount of obligations identified in (a), (b) and (c) above, when incurred, will not exceed one-third of the amount by which the Fund's total assets exceed its total liabilities (excluding the liabilities represented by such obligations). If at any time the Fund's obligations of such type exceed the foregoing limitation, such obligations will be promptly reduced to the extent necessary to comply with the limitation. The Fund will not issue senior securities, other than those which represent obligations under (a), (b) and (c). For purposes hereof, writing covered call and put options and entering into futures contracts and options thereon to the extent permitted by the investment policies described in the Prospectus shall not be deemed to involve the issuance of senior securities or borrowings;


         (2) not to engage in the underwriting of securities of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933;


         (3) not to purchase or sell real estate or real estate interests (except that the Fund may invest up to 10% of its total assets in: (i) readily marketable securities of issuers which deal in real estate or mortgages; and (ii) readily marketable securities which are secured by real estate or interests therein, and the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of such securities;


         (4) not to acquire securities for the purpose of exercising control over the management of any company or if such acquisition would thereupon cause more than 25% of the value of the Fund's total assets to consist of (1) securities

                                     I, 4-2

                  (other than securities issued or guaranteed by the United States government, its agencies and instrumentalities) which, together with other securities of the same issuer, constitute more than 5% of the value of the Fund's total assets and (2) voting securities of issuers more than 10% of whose outstanding voting securities are owned by the Fund;


         (5) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry, as based on industry classifications as may be described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time;


         (6) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies, shall not be deemed investments in commodities or commodities contracts; and


         (7) not to lend money directly to natural persons; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt-related instruments or interests directly from the issuer thereof or in the open market and may enter into repurchase transactions collateralized by obligations of the U.S. Government and its agencies and instrumentalities or other high quality securities.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

         It is International Equity Fund's policy:

         (1) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange;

         (2) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days;

         (3) not to make any short sale or participate on a joint or joint and several basis in any trading account in securities. The latter policy, however, does not prohibit combining orders for portfolio securities; and

                                     I, 4-3

         (4) not to engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates.

         D.       RESTRICTED SECURITIES

         It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

         E.       FOREIGN INVESTMENTS

         The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

         F.       INDUSTRY CLASSIFICATIONS

         In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.



                                     I, 4-4

Autos & Transportation            Real Estate Investment            Other Energy
----------------------              Trusts                          ------------
Air Transport                     Rental & Leasing                  Gas Pipelines
Auto Parts                          Services: Commercial            Miscellaneous Energy
Automobiles                       Securities Brokerage &            Offshore Drilling
Miscellaneous                       Services                        Oil and Gas Producers
  Transportation                                                    Oil Well Equipment &
Railroad Equipment                Health Care                          Services
Railroads                         -----------
Recreational Vehicles &           Drugs & Biotechnology             Producer Durables
  Boats                           Health Care Facilities            -----------------
Tires & Rubber                    Health Care Services              Aerospace
Truckers                          Hospital Supply                   Electrical Equipment &
                                  Service Miscellaneous               Components
Consumer Discretionary                                              Electronics: Industrial
----------------------            Integrated Oils                   Homebuilding
Advertising Agencies              ---------------                   Industrial Products
Casino/Gambling,                  Oil: Integrated Domestic          Machine Tools
  Hotel/Motel                     Oil: Integrated                   Machinery
Commercial Services                 International                   Miscellaneous Equipment
Communications, Media                                               Miscellaneous Producer
  & Entertainment                 Materials & Processing              Durables
Consumer Electronics              ----------------------            Office Furniture &
Consumer Products                 Agriculture                         Business Equipment
Consumer Services                 Building & Construction           Pollution Control and
Household Furnishings             Chemicals                           Environmental Services
Leisure Time                      Containers & Packaging            Production Technology
Photography                       Diversified Manufacturing           Equipment
Printing & Publishing             Engineering &                     Telecommunications
Restaurants                         Contracting Services              Equipment
Retail                            Fertilizers
Shoes                             Forest Products                   Technology
Textile Apparel                   Gold & Precious Metals            ----------
  Manufacturers                   Miscellaneous Materials &         Communications
Toys                                Processing                        Technology
                                  Non-Ferrous Metals                Computer Software
Consumer Staples                  Office Supplies                   Computer Technology
----------------                  Paper and Forest Products         Electronics
Beverages                         Real Estate &                     Electronics: Semi-
Drug & Grocery Store                Construction                      Conductors/Components
  Chains                          Steel                             Miscellaneous Technology
Foods                             Textile Products
Household Products                                                  Utilities
Tobacco                           Other                             ---------
                                  -----                             Miscellaneous Utilities
Financial Services                Trust Certificates--              Utilities: Cable TV &
------------------                  Government Related                Radio
Banks & Savings and               Lending                           Utilities: Electrical
  Loans                           Asset-backed--Mortgages           Utilities: Gas Distribution
Financial Data Processing         Asset-backed--Credit              Utilities:
  Services & Systems                Card Receivables                  Telecommunications
Insurance                         Miscellaneous                     Utilities: Water
Miscellaneous Financial           Multi-Sector Companies


                                     I, 4-5

         G.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

TRUSTEES AND OFFICERS


         The Trustees and principal officers of State Street Research Financial Trust as a group owned no shares of the Fund's outstanding Class A, Class B(1), Class B, Class C or Class S shares. All information is as of January 31, 2001.


OTHER PERSONS


         The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the International Equity Fund's outstanding shares. Except as otherwise stated, the International Equity Fund believes that each named record holder does not have beneficial ownership of such shares. All information is as of January 31, 2001.


             Class                           Shareholder                        % of Class
             -----                           -----------                        ----------
               A                    Northwest Administrators                        7.2
               B(1)                 Metropolitan Life                               7.4
               B                    Merrill Lynch                                  10.0
               C                    Merrill Lynch                                  23.2
                                    Prudential Securities                          18.2
               S                    Chase Manhattan                                55.1


The full name and address of each of the above persons or entities are as follows:


         Northwest Administrators (a)
         Supplemental Income 401K Plan
         1400 Fashion Island Blvd.
         San Mateo, CA  94404


         Metropolitan Life Insurance Company
         4100 Boy Scout Blvd.
         Tampa, FL  33607


         Merrill Lynch Pierce Fenner & Smith, Inc.
         for the sole benefit of its customers
         4800 Deerlake Drive East
         Jacksonville, FL  32246


         Prudential Securities, Inc. FBO (b)
         American National Bank & Trust Company
         as Trustee for Lincoln Group LP
         500 Skokie Blvd., Ste. 310
         Northbrook, IL  60062


                                     I, 4-6

         Chase Manhattan Bank, N.A. (b)(c)
         Pension Plans in MetLife Savings
         4 New York Plaza
         New York, NY  10004

-----------------------

(a) Northwest Administrators Supplemental Income 401K Plan holds such shares under certain employee benefit plans for underlying participants.


(b) The Fund believes that each named record holder does not have beneficial ownership of such shares.


(c) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by MetLife Securities, Inc.


         Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders of that class, such as any Rule 12b-1 plan for a given class.


                                     I, 4-7

         H.       TRUSTEE COMPENSATION

         The Trustees of State Street Research Financial Trust were compensated as follows:


                                                                   Total                  Total Compensation
                                                                Compensation                From All State
                                     Aggregate                    From All               Street Research Funds
                                    Compensation                State Street               and Metropolitan
                                    International              Research Funds              Series Fund, Inc.
Name of Trustee                    Equity Fund (a)          Paid to Trustees (b)         Paid to Trustees (c)
---------------                    ---------------          --------------------         --------------------
Bruce R. Bond                          $1,790                     $72,000                      $ 72,000
Richard S. Davis (d)                   $  ---                     $   ---                      $    ---
Steve A. Garban                        $1,907                     $76,800                      $118,300
Dean O. Morton                         $2,032                     $81,800                      $118,800
Susan M. Phillips                      $1,790                     $72,000                      $ 72,000
Toby Rosenblatt                        $1,790                     $72,000                      $ 72,000
Michael S. Scott Morton                $2,133                     $81,800                      $118,800

---------------

(a) For the International Equity Fund's fiscal year ended October 31, 2000. The International Equity Fund does not provide any pension or retirement benefits for the Trustees.


(b) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2000.


(c) Includes compensation on behalf of all series of 10 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to the series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to all series of Metropolitan Series Fund, Inc. including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. The figure is for the 12 months ended December 31, 2000.


(d)      Richard S. Davis was elected a Trustee of the Trust on November 1,
         2000.

         For more information on the Trustees and officers of State Street Research Financial Trust, see Section II, C of this Statement of Additional Information.

                                     I, 4-8

         I.       INVESTMENT ADVISORY FEE

         The advisory fee payable monthly by the International Equity Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the International Equity Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the International Equity Fund.

         The annual advisory fee rate is 0.95%.


         The advisory fees for investment management and the payments for other assistance and services paid by the Fund to the Investment Manager for the last three fiscal years were as follows:


                                                                             PAYMENTS FOR
                                                                           OTHER ASSISTANCE        FEES WAIVED
                                                         ADVISORY FEES       AND SERVICES      OR EXPENSES ASSUMED
                                                         -------------     ----------------    -------------------
         Fiscal year ended October 31, 2000                 $833,055          $  21,800              $208,931
         Fiscal year ended October 31, 1999                 $505,018          $    0                 $224,693
         Fiscal year ended October 31, 1998                 $549,360          $    0                 $433,268


         For more information on investment advisory arrangements, see Section II, D of this Statement of Additional Information.


         J.       PORTFOLIO TURNOVER


         The International Equity Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the International Equity Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).


                            PORTFOLIO TURNOVER RATES


         Fiscal year ended October 31, 2000          77.61%
         Fiscal year ended October 31, 1999          78.04%


         For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.


         K.       BROKERAGE COMMISSIONS


         Brokerage commissions paid by the International Equity Fund in secondary trading during the last three fiscal years were as follows:


         Fiscal year ended October 31, 2000          $        355,292
         Fiscal year ended October 31, 1999          $        210,853
         Fiscal year ended October 31, 1998          $        409,066

         During and at the end of its most recent fiscal year, the International Equity Fund held the securities of the no entity that might be deemed to be a regular broker-dealer of the International Equity Fund, as defined under the 1940 Act.

                                     I, 4-9

         For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

         L.       SALES CHARGES ON SHARES

         Total sales charges on Class A shares paid to the Distributor, and the amounts retained by the Distributor after reallowance of concessions to dealers, for the past three fiscal years were as follows:


FRONT-END SALES CHARGES (CLASS A)


                                                                                    Retained by Distributor
                                                                                     After Reallowance of
                                                        Total Sales Charges         Concessions to Dealers
                                                        -------------------         ----------------------
     Fiscal year ended October 31, 2000                       $273,120                      $36,357
     Fiscal year ended October 31, 1999                       $ 47,622                      $ 5,862
     Fiscal year ended October 31, 1998                       $ 38,180                      $ 4,692


         For the past three fiscal years, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of such shares as follows:


                                     I, 4-10

CONTINGENT DEFERRED SALES CHARGES (CLASSES A, B(1), B AND C)


                   Fiscal Year Ended                     Fiscal Year Ended                        Fiscal Year Ended
                   October 31, 2000                      October 31, 1999                         October 31, 1998
                  ------------------                    ------------------                       ------------------
            Contingent         Commissions        Contingent          Commissions          Contingent         Commissions
             Deferred            Paid to           Deferred             Paid to             Deferred            Paid to
           Sales Charges         Dealers        Sales Charges           Dealers           Sales Charges         Dealers
          -------------       -----------      --------------       -------------        -------------      -------------
Class A      $      0           $236,763             $     0             $41,760             $     0           $33,488
Class B(1)*  $ 12,753           $278,764             $ 1,619             $24,649             $   N/A           $   N/A
Class B      $ 24,748           $  2,417             $47,332             $23,796             $63,293           $85,890
Class C      $    571           $ 12,816             $    29             $26,356             $   206           $ 2,746

--------------
*Class B(1) was introduced January 1, 1999.

         For more information on sales charges, see Section II, J of this Statement of Additional Information.

         M.       RULE 12B-1 FEES

         The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

         Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

         Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

         During the fiscal year ended October 31, 2000, the International Equity Fund paid fees under the Distribution Plan and fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses.


                                     I, 4-11

                                              Class A           Class B(1)        Class B        Class C
                                              -------           ----------        -------        -------
Advertising                                    $     11,396       $     8,443      $         0     $      3,922

Printing and mailing of prospectuses
  to other than current shareholders                    700               529                0              248

Compensation to dealers                              25,837             9,048          135,182            6,265

Compensation to sales personnel                      29,923            21,588                0            9,905

Interest                                                  0                 0                0                0

Carrying or other financing charges                       0                 0                0                0

Other expenses: marketing; general                   27,125            19,941            5,604            9,018

Fees to offset carryforwards                              0                 0          116,314                0
                                               ------------       -----------      -----------     ------------

Total Fees                                     $     94,981       $    59,549      $   257,100     $     29,358
                                               ============       ===========      ===========     ============

Unreimbursed expenses carried forward:

     Amount                                    $    182,076       $   206,753      $ 1,060,486     $    856,447
     % of net assets at year end                       0.41%             2.62%            4.74%           24.35%

         For more information in Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

         N.       PERFORMANCE


         All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the International Equity Fund.


         Performance data for a specified class includes periods prior to the adoption of class designations in 1994, when designations were assigned based on the pricing applicable to shares sold thereafter, and Rule 12b-1 fees were imposed for the first time. Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.


                                     I, 4-12

STANDARD TOTAL RETURN


         The average annual total return ("standard total return") of each class of shares of the Fund was as follows:


                          Commencement of
                            Operations                       Five Years                       One Year
                        (January 22, 1992)                      Ended                           Ended
                        to October 31, 2000               October 31, 2000                October 31, 2000
                        -------------------               ----------------                ----------------
    Class A                      9.09%                            8.50%                         7.26%
    Class B(1)                   9.22%                            8.72%                         7.89%
    Class B                      9.23%                            8.73%                         7.97%
    Class C                      9.22%                            9.01%                        12.03%
    Class S                     10.07%                           10.10%                        14.16%


NONSTANDARD TOTAL RETURN


         The nonstandard total return of each class of shares of the International Equity Fund for the six months ended October 31, 2000, without taking sales charges into account, was as follows:


                               Class A                 -12.52%
                               Class B(1)              -12.83%
                               Class B                 -12.76%
                               Class C                 -12.80%
                               Class S                 -12.33%

         For more information about performance, see Section II, K of this Statement of Additional Information.


                                     I, 4-13

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SECTION II

                               TABLE OF CONTENTS

                                                                                                      PAGE
         A.     Additional Information Concerning Investment Restrictions,
                Certain Risks and Investment Techniques...............................................II-1
         B.     Debt Instruments and Permitted Cash Investments.......................................II-13
         C.     The Trusts, the Trustees and Officers and Fund Shares.................................II-23
         D.     Investment Advisory Services..........................................................II-33
         E.     Purchase and Redemption of Shares.....................................................II-34
         F.     Shareholder Accounts..................................................................II-43
         G.     Net Asset Value.......................................................................II-47
         H.     Portfolio Transactions................................................................II-48
         I.     Certain Tax Matters...................................................................II-52
         J.     Distribution of Fund Shares...........................................................II-56
         K.     Calculation of Performance Data.......................................................II-59
         L.     Custodian.............................................................................II-62
         M.     Independent Accountants...............................................................II-63
         N.     Financial Reports.....................................................................II-63

         This Section II contains general information applicable to the fund(s) identified on the cover page of this Statement of Additional Information. (If more than one Fund is identified, each is referred to as "the Fund.")

                  A. ADDITIONAL INFORMATION CONCERNING INVESTMENT RESTRICTIONS, CERTAIN RISKS AND INVESTMENT TECHNIQUES

         The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund identified on the cover page of this Statement of Additional Information are included in Section I of this Statement of Additional Information.

         In addition, the Fund may invest in the following instruments, use the following investment techniques or be exposed to the following investment risks. PLEASE NOTE THAT NOT ALL OF THE INSTRUMENTS, TECHNIQUES AND RISKS DESCRIBED IN THIS PART APPLY UNIFORMLY TO THE FUNDS IDENTIFIED ON THE COVER PAGE OF THIS STATEMENT OF ADDITIONAL INFORMATION. THE EXTENT TO WHICH A FUND MAY ENGAGE IN THE FOLLOWING PRACTICES DEPENDS ON ITS INVESTMENT STRATEGY AND ANY LIMITATIONS SET FORTH IN ITS PROSPECTUS OR IN PART I OF ITS STATEMENT OF ADDITIONAL INFORMATION. Some practices are more applicable to equity investments and would be used more by Funds with substantial equity portions. For example, American Depository Receipts ("ADRs") generally involve the stocks of foreign issuers and are used more by Funds which invest in foreign securities. Similarly, some practices are more appliacble to debt securities and would be used more in Funds with substantial debt positions, for example, techniques to manage the interest rate volatility of bonds. However, since the Fund generally reserves the flexibility to invest to some degree in ways which are outside their primary focus, it is possible for the Fund to engage in all the described practices.

DERIVATIVES

         The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Investment Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

         The Investment Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS.

         Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

         At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

         In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund for the custodian to note as segregated on its books to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. If the Fund disposes of assets which have been noted as segregated, an equivalent amount of assets will be noted as segregated. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS.

         The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

         Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

         The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

         The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

         Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY.

         The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

         As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

         Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

         Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

SHORT SALES AGAINST THE BOX

         The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

SWAP ARRANGEMENTS

        The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

         The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

         Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

         These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either
(i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the limitations on the Fund's total assets which may be invested in one issuer or industry.

REVERSE REPURCHASE AGREEMENTS

         The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

         When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED SECURITIES

         The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs in the U.S. Treasury market when dealers begin to trade a new issue of bonds or notes shortly after a Treasury financing is announced, but prior to the actual sale of the securities. Similarly, securities to be created by a merger of companies may also be traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The custodian holding Fund assets will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

RESTRICTED SECURITIES

         The Fund may invest in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees for the Fund. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

MORTGAGE-RELATED SECURITIES

         The Fund may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans. Some mortgage-related securities provide the Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool. The Fund does not presently expect to invest in mortgage pool residuals.

         Mortgage-related securities also include stripped securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs.

         In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-related securities. When prepayments of mortgages occur during periods of declining interest rates, the Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

         In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. The market for IOs and POs is new and there is no assurance it will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.

ASSET-BACKED SECURITIES

         The Fund may invest in asset-backed, which are securities that represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments. These securities provide a flow-through of interest and principal payments as payments are received on the loans or leases and may be supported by letters of credit or similar guarantees of payment by a financial institution.

FOREIGN INVESTMENTS

         The Fund may invest in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

         ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued in one country which also evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S., and have been used to overcome local selling restrictions to foreign investors. In addition, many GDRs are eligible for book-entry settlement through Cedel, Euroclear and DTC. The underlying securities are not always denominated in the same currency as the ADRs, EDRs or GDRs. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

         ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

         The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

         These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economies that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies.

CURRENCY TRANSACTIONS

         The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

INDEXED SECURITIES

         The Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indications. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

SECURITIES LENDING

         The Fund may receive a lending fee and may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

         The Fund will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

SHORT-TERM TRADING

         The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

TEMPORARY AND DEFENSIVE INVESTMENTS

         The Fund may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which the Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

OTHER INVESTMENT COMPANIES

         The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

         The Fund may invest in investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the NASDAQ National Market System. Many exchange-traded securities represent ownership in a trust that has been established to accumulate and hold a portfolio of securities that is intended to track the performance of a securities market index. Certain indices tracked by exchange-traded funds are highly concentrated in one or a few industries or individual securities, and thus, may have higher price volatility than many broad-based stock indices. With most new exchange-traded funds, there is a risk that the overall liquidity of the secondary market for shares of those funds may fluctuate and the shares become illiquid.

         B.       DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

         The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.

MANAGING VOLATILITY

         In administering the Fund's investments, the Investment Manager attempts to manage the volatility of the Fund's portfolio of debt securities by managing the duration and weighted average maturity of those securities.

         Duration is an indicator of the expected volatility of a bond portfolio's net asset value in response to changes in interest rates. In calculating duration, the fund measures the average time required to receive all cash flows associated with those debt securities -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio debt security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

         The Investment Manager may use several methods to manage the duration of the Fund's portfolio of debt securities in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust duration by adjusting the mix of debt securities held by the Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of a Fund's portfolio of debt securities, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

         Weighted average maturity is another indicator of potential volatility used by the Investment Manager with respect to the Fund's portfolio of debt securities, although for certain types of debt securities, such as high quality debt securities, it is not as accurate as duration in quantifying potential volatility. Weighted average maturity is the average of all maturities of the individual debt securities held by the Fund, weighted by the market value of each security. Generally, the longer the weighted average maturity, the more Fund price will vary in response to changes in interest rates.

U.S. GOVERNMENT AND RELATED SECURITIES

         U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

1. direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

2. obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the
         Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

3. obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

         U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

         U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

         In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

         The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

FOREIGN GOVERNMENT DEBT

         The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. Each Fund may invest in foreign government securities of issuers considered stable by the Investment Manager, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property. The Investment Manager does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

SUPRANATIONAL DEBT

         Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

FOREIGN CURRENCY UNITS

         The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization that includes France, Germany, The Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Sub-Investment Manager does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

SYNTHETIC NON-U.S. MONEY MARKET POSITIONS

         Money market securities denominated in foreign currencies are permissible investments of the Fund. In addition to, or in lieu of direct investment in such securities, the Fund may construct a synthetic non-U.S. money market position by (i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.

BANK MONEY INVESTMENTS

         Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

         U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

SHORT-TERM CORPORATE DEBT INSTRUMENTS

         Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

LOWER RATED DEBT SECURITIES

         The Fund may invest in debt securities within the BB major rating category or lower by S&P or the Ba major rating category or lower by Moody's or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn; and (vii) the realization of taxable income for shareholders without the corresponding receipt of cash in connection with investments in "zero coupon" or "pay-in-kind" securities. Growth in the market for this type of security has paralleled a general expansion in certain sectors in the U.S. economy, and the effects of adverse economic changes (including a recession) are unclear. For further information concerning the ratings of debt securities, see "--Commercial Paper Ratings" and "--Rating Categories of Debt Securities," below. In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time.

ZERO AND STEP COUPON SECURITIES

         Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero and step coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The amount of the discount fluctuates with the market value of such securities, which may be more volatile than that of securities which pay interest at regular intervals.

MASTER LOAN PARTICIPATION AGREEMENTS

         The Fund may invest in loan participations. These investments represent interests in floating or variable rate loans to foreign countries, corporations and other entities. Loan participations will generally be acquired by the Fund from a lender, usually a bank or other similar financial services entity. The underlying loans may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London InterBank Offered Rate or other base rates used by commercial lenders.

         The Fund may invest in loans which are not secured by any collateral. Uncollateralized loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized loans. Interest and principal payments on these loan participations may be reduced, deferred, suspended or eliminated. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit standing.

         The loan participations generally are not rated by nationally recognized statistical rating organizations. Participation interests generally are not listed on any national securities exchange and no regular market has developed for such interests. The loans may be subject to restrictions on resale and any secondary purchases and sales generally are conducted in private transactions.

         When acquiring a loan participation, the Fund will have a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal and interest only from the lender selling the loan participation and only upon receipt by such lender of such payments from the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the loan participation.

CERTAIN RATINGS CATEGORIES

COMMERCIAL PAPER RATINGS.

         Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's.

         Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

         The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

RATING CATEGORIES OF DEBT SECURITIES.

         Set forth below is a description of S&P corporate bond and debenture rating categories:

         AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

         AA: An obligation rated within the AA category differs from the highest rated obligation only in small degree. Capacity to meet the financial obligation is very strong.

         A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

         BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

         Obligations rated within the BB, B, CCC, CC and C categories are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category, but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC: An obligation rated within the CCC category is vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to meet the financial commitment on the obligation. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to meet the financial commitment on the obligation.

         CC: An obligation rated within the CC category is currently highly vulnerable to nonpayment.

         C:   The C rating may be used to cover a situation where a
bankruptcy petition has been filed, but payments on this obligation are being continued.

         D: An obligation rated within the D category is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         S&P may attach the "r" symbol to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayments risks-such as interest only (IO) and principal only (PO) mortgage securities; and obligations with unusually risky terms, such as inverse floaters.

         Set forth below is a description of Moody's corporate bond and debenture rating categories:

         Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated within the Caa category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated within the Ca category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated within the C category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

SECURITIES RATINGS POLICIES.

         The Fund may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Fund may invest on the basis of the higher rating. Also, the Fund may invest in debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities.

RATINGS DOWNGRADES.

         In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

         C.       THE TRUSTS, THE TRUSTEES AND OFFICERS AND FUND SHARES

         The Trustees of a Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of each Fund to be issued in multiple classes.

         Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that Class A, Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

         Shareholder rights granted under the Master Trust Agreement may be modified, suspended or repealed, in whole or part, by the Trustees, except as provided by law or under the terms of the Master Trust Agreement. The Master Trust Agreement may not be amended by the Trustees if the amendment would (a) repeal the limitation on personal liability of any shareholder or Trustee, or repeal the prohibition of assessment upon shareholders, without the express consent of each shareholder or Trustee involved or (b) adversely modify any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

         Under each Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

         Under Massachusetts law, the shareholders of a Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, each Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

         The Trustees and principal officers of each Trust are identified below, together with biographical information.

   STATE STREET            CAPITAL            EQUITY             EXCHANGE           FINANCIAL          GROWTH
     RESEARCH:              TRUST             TRUST               TRUST               TRUST            TRUST

   TRUSTEES AND
     PRINCIPAL
     OFFICERS

Bruce R. Bond             Trustee            Trustee            Trustee            Trustee            Trustee

John R. Borzilleri                                                                 Vice President

Paul J. Clifford, Jr.

Richard S. Davis          Chairman of the    Chairman of the    Chairman of the    Chairman of the    Chairman of the
                          Board, President   Board, President   Board, President   Board, President   Board, President
                          and Chief          and Chief          and Chief          and Chief          and Chief
                          Executive Officer  Executive Officer  Executive Officer  Executive Officer  Executive Officer

Maureen Depp


Catherine Dudley          Vice President

Bruce A. Ebel                                                                      Vice President

Steve A. Garban           Trustee            Trustee            Trustee            Trustee            Trustee

Lawrence J. Haverty, Jr.  Vice President


F. Gardner Jackson, Jr.                      Vice President




                                                MASTER           MONEY
                           INCOME             INVESTMENT         MARKET             SECURITIES        TAX-EXEMPT
                           TRUST                TRUST            TRUST                TRUST              TRUST

Bruce R. Bond             Trustee            Trustee            Trustee            Trustee            Trustee

John R. Borzilleri

Paul J. Clifford, Jr.                                                                                 Vice President

Richard S. Davis          Chairman of the    Chairman of the    Chairman of the    Chairman of the    Chairman of the
                          Board, President   Board, President   Board, President   Board, President   Board, President
                          and Chief          and Chief          and Chief          and Chief          and Chief
                          Executive Officer  Executive Officer  Executive Officer  Executive Officer  Executive Officer

Maureen Depp                                                                       Vice President

Catherine Dudley

Bruce A. Ebel

Steve A. Garban           Trustee            Trustee            Trustee            Trustee            Trustee

Lawrence J. Haverty, Jr.


F. Gardner Jackson, Jr.


   STATE STREET            CAPITAL            EQUITY             EXCHANGE           FINANCIAL          GROWTH
     RESEARCH:              TRUST             TRUST               TRUST               TRUST            TRUST

   TRUSTEES AND
     PRINCIPAL
     OFFICERS

John H. Kallis                                                                      Vice President

Dyann H. Kiessling

Rudolph K. Kluiber         Vice President

Francis J. McNamara, III   Secretary          Secretary          Secretary          Secretary          Secretary

Gerard P. Maus             Treasurer          Treasurer          Treasurer          Treasurer          Treasurer

Thomas P. Moore, Jr.                          Vice President                        Vice President     Vice President

Dean O. Morton             Trustee            Trustee            Trustee            Trustee            Trustee

Kim M. Peters                                                                       Vice President

Susan M. Phillips          Trustee            Trustee            Trustee            Trustee            Trustee

E.K. Easton Ragsdale, Jr.                                                           Vice President


Daniel J. Rice III                            Vice President

Toby Rosenblatt            Trustee            Trustee            Trustee            Trustee            Trustee


                                                 MASTER           MONEY
                            INCOME             INVESTMENT         MARKET             SECURITIES         TAX-EXEMPT
                            TRUST                TRUST            TRUST                TRUST               TRUST
John H. Kallis             Vice President                        Vice President     Vice President     Vice President

Dyann H. Kiessling                                               Vice President

Rudolph K. Kluiber

Francis J. McNamara, III   Secretary          Secretary          Secretary          Secretary          Secretary

Gerard P. Maus             Treasurer          Treasurer          Treasurer          Treasurer          Treasurer

Thomas P. Moore, Jr.

Dean O. Morton             Trustee            Trustee            Trustee            Trustee            Trustee

Kim M. Peters                                                    Vice President

Susan M. Phillips          Trustee            Trustee            Trustee            Trustee            Trustee

E.K. Easton Ragsdale, Jr.

Daniel J. Rice III

Toby Rosenblatt            Trustee            Trustee            Trustee            Trustee            Trustee


   STATE STREET            CAPITAL            EQUITY             EXCHANGE           FINANCIAL          GROWTH
     RESEARCH:              TRUST             TRUST               TRUST               TRUST            TRUST

   TRUSTEES AND
     PRINCIPAL
     OFFICERS

Michael S. Scott Morton   Trustee            Trustee            Trustee            Trustee            Trustee

Thomas A. Shively                                                                  Vice President

Tucker Walsh              Vice President

James M. Weiss            Vice President     Vice President     Vice President     Vice President     Vice President

Elizabeth M. Westvold

John T. Wilson                               Vice President

Kennard Woodworth, Jr.                                          Vice President     Vice President     Vice President

Peter A. Zuger                               Vice President




                                                 MASTER           MONEY
                            INCOME             INVESTMENT         MARKET             SECURITIES         TAX-EXEMPT
                            TRUST                TRUST            TRUST                TRUST               TRUST


Michael S. Scott Morton    Trustee            Trustee            Trustee            Trustee            Trustee

Thomas A. Shively          Vice President                        Vice President     Vice President     Vice President

Tucker Walsh

James M. Weiss             Vice President     Vice President                        Vice President

Elizabeth M. Westvold                                                               Vice President

John T. Wilson                                Vice President

Kennard Woodworth, Jr.                                                              Vice President

Peter A. Zuger                                                                      Vice President

         Additional information on the Trustees, Directors and principal officers of the State Street Research Funds is provided below. The address for each person is One Financial Center, Boston, Massachusetts 02111.

         Bruce R. Bond: He is 54. During the past five years, Mr. Bond has also served as Chairman of the Board, Chief Executive Officer and President of PictureTel Corporation, Chief Executive Officer of ANS Communications (a communications networking company) and as managing director of British Telecommunications PLC.

         *John R. Borzilleri, MD: He is 42 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as a Vice President of Montgomery Securities and as an equity analyst at Dean Witter.

         *Paul J. Clifford, Jr.: He is 38 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

         *Richard S. Davis: He is 55 and his principal occupation is Chairman of the Board, President and Chief Executive Officer of the Investment Manager. During the past five years he has also served as Senior Vice President, Fixed Income Investments for Metropolitan Life Insurance Company and as Managing Director for J.P. Morgan Investment Management. Mr. Davis's other principal business affiliations include Chairman of the Board, President and Chief Executive Officer of State Street Research Investment Services, Inc.

         *Maureen Depp: She is 46 and her principal occupation is Vice President of State Street Research & Management Company. During the past five years she has also served as an analyst at Wellington Management.

         *Catherine Dudley: She is 40 and her principal occupation is senior Vice President of the Investment Manager. During the past five years she has also served as a senior portfolio manager at Chancellor Capital Management and as a portfolio manager at Phoenix Investment Counsel.

         *Bruce A. Ebel: He is 44 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President and portfolio manager at Loomis, Sayles & Company, L.P.

         +Steve A. Garban: He is 63 and he is retired and was formerly Senior Vice President for Finance and Operations and Treasurer of The Pennsylvania State University. Mr. Garban is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         *Lawrence J. Haverty, Jr.: He is 56 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *F. Gardner Jackson, Jr.: He is 58 and his principal occupation is currently, and during the past five years has been Senior Vice President of the Investment Manager.

         *John H. Kallis: He is 60 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Dyann H. Kiessling: She is 37 and her principal occupation is Vice President of the Investment Manager. During the past five years she has also served as a fixed income trader for the Investment Manager.

         *Rudolph K. Kluiber: He is 41 and his principal occupation currently is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager.

         *Gerard P. Maus: He is 49 and his principal occupation is currently, and during the past five years has been, Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer and Director of the Investment Manager. He also served as Interim Chief Operating Officer of the Investment Manager for the period May 2000 through October 2000. Mr. Maus's other principal business affiliations include Executive Vice President, Chief Financial Officer, Chief Administrative Officer, Treasurer and Director of State Street Research Investment Services, Inc.; Treasurer and Chief Financial Officer of SSRM Holdings, Inc.; and Director of SSR Realty Advisors, Inc.

         *Francis J. McNamara, III: He is 45 and his principal occupation is Executive Vice President, General Counsel and Secretary of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager. Mr. McNamara's other principal business affiliations include Executive Vice President, General Counsel and Clerk of State Street Research Investment Services, Inc.; and Secretary and General Counsel of SSRM Holdings, Inc.

          *Thomas P. Moore, Jr.: He is 62 and his principal occupation is
currently, and during the past five years has   been, Senior Vice President
of the Investment Manager.

          +Dean O. Morton: He is 68 and he is retired and was formerly Executive Vice President, Chief Operating Officer and Director of
Hewlett-Packard Company. Mr. Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

          *Kim M. Peters: He is 48 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         Susan M. Phillips: She is 56 and her principal occupation is currently Dean of the School of Business and Public Management at George Washington University and Professor of Finance. Previously, she was a member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission.

         *E.K. Easton Ragsdale, Jr.: He is 49 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

         *Daniel J. Rice III: He is 49 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         +Toby Rosenblatt: He is 62 and his principal occupations during the past five years have been President of Founders Investments Ltd. and President of The Glen Ellen Company, a private investment company. Mr. Rosenblatt is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         +Michael S. Scott Morton: He is 63 and his principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology. Dr. Scott Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         *Thomas A. Shively: He is 46 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Shively is also a Director of the Investment Manager. Mr. Shively's other principal business affiliations include Director of State Street Research Investment Services, Inc.

         *Tucker Walsh: He is 31 and his principal occupation is Vice President of the Investment Manager. During the past five years he has also served as an analyst for the Investment Manager and for Chilton Investment Partners and Cowen Asset Management.

         *James M. Weiss: He is 54 and his principal occupation is Executive Vice President and Director of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as President and Chief Investment Officer of IDS Equity Advisors.

         *Elizabeth M. Westvold: She is 40 and her principal occupation is Senior Vice President of the Investment Manager. During the past five years she has also served as Vice President for the Investment Manager.

         *John T. Wilson: He is 37 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as an analyst and portfolio manager at Phoenix Home Life Mutual Insurance Company and as a Vice President of Phoenix Investment Counsel Inc.

         *Kennard Woodworth, Jr.: He is 62 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Peter A. Zuger: He is 52. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of American Century Investment Management Company.

-----------------

* These Trustees and/or Officers are deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Director of Metropolitan Series Fund, Inc., which has an advisory relationship with the Investment Manager or its parent, MetLife.

D.       INVESTMENT ADVISORY SERVICES

         Under the provisions of each Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

         State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

         The Investment Manager has overall responsibility for managing the investments and business affairs of each Fund, subject to the authority of the Board of Trustees. Each Advisory Agreement provides that the Investment Manager shall furnish the applicable Funds with an investment program and investment administrative services as may be required from time to time. Under the Advisory Agreement, the Investment Manager also provides other assistance and services in connection with a number of business matters for a fund, for example the registration of a fund's shares, subject to reimbursement of related costs. The Investment Manager compensates all personnel and Trustees of each Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of MetLife.

         Each Advisory Agreement provides that it shall continue in effect with respect to a Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

         Information about rates at which fees are calculated under the Advisory Agreement with respect to the Funds identified on the cover page of the Statement of Additional Information, as well as the fees paid to the Investment Manager in previous years, if applicable, is included in Section I of this Statement of Additional Information.

         The Fund, the Investment Manager, and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code
of   Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         E.       PURCHASE AND REDEMPTION OF SHARES

         Shares of each Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

         PUBLIC OFFERING PRICE. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE, but not later than 4 p.m. eastern time, on the day the purchase order is received by State Street Research Service Center (the "Service Center"), provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a broker-dealer, that broker-dealer is responsible for transmitting the order promptly to the Service Center in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a broker-dealer's failure to transmit an order promptly is a matter for settlement between the investor and the broker-dealer. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

         ALTERNATIVE PURCHASE PROGRAM. Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.

         As described in greater detail below, financial professionals are paid differing amounts of compensation depending on which class of shares they sell.

         The major differences among the various classes of shares are as follows:

                         CLASS A            CLASS B(1)           CLASS B             CLASS C            CLASS S

SALES CHARGES PAID BY    Initial sales      Contingent           Contingent          Contingent         None
INVESTOR TO DISTRIBUTOR  charge at time     deferred sales       deferred sales      deferred sales
                         of investment of   charge of 5% to 1%   charge of 5% to     charge of 1%
                         up to 5.75%*       applies to any       2% applies to any   applies to any
                         depending on       shares redeemed      shares redeemed     shares redeemed
                         amount of          within first six     within first five   within one year
                         investment         years following      years following     following their
                                            their purchase; no   their purchase;     purchase
                                            contingent           no contingent
                                            deferred sales       deferred sales
                                            charge after six     charge after five
                                            years                years

                         On investments
                         of $1 million
                         or more, no
                         initial sales
                         charge; but
                         contingent
                         deferred sales
                         charge of
                         up to 1% may
                         apply to any
                         shares redeemed
                         within one year
                         following
                         their purchase

INITIAL COMMISSION       Above described    4%                   4%                  1%                 None
PAID BY DISTRIBUTOR TO   initial sales
FINANCIAL PROFESSIONAL   charge less
                         0.25% to 0.75%
                         retained by
                         distributor

                         On investments
                         of $1 million or
                         more, 0.25% to
                         1% paid to
                         dealer by
                         Distributor

RULE 12B-1 SERVICE FEE

     PAID BY FUND TO     0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
     DISTRIBUTOR

     PAID BY             0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
     DISTRIBUTOR TO                         commencing after     commencing after    commencing after
     FINANCIAL                              one year following   one year            one year
     PROFESSIONAL                           purchase             following purchase  following
                                                                                     purchase

RULE 12B-1
DISTRIBUTION FEE

     PAID BY FUND TO     Up to 0.15% each   0.75% for first      0.75% for first     0.75% each year    None
     DISTRIBUTOR         year               eight years; Class   eight years;
                                            B(1) shares          Class B shares
                                            convert              convert
                                            automatically to     automatically to
                                            Class A shares       Class A shares
                                            after eight years    after eight years

     PAID BY             Up to 0.15% each   None                 None                0.75% each year    None
     DISTRIBUTOR TO      year                                                        commencing after
     FINANCIAL                                                                       one year
     PROFESSIONAL                                                                    following
                                                                                     purchase

-----------------

* or up to 4.50% for State Street Research Government Income Fund, State Street Research High Income Fund, State Street Research Strategic Income Fund, State Street Research Tax-Exempt Fund and State Street Research New York Tax Free Fund.

          CLASS A SHARES--REDUCED SALES CHARGES. The reduced sales charges set forth under "Your Investment--Choosing a Share Class" in the Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code);
(iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

         Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

         An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances.

         A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

         Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

         OTHER PROGRAMS RELATED TO CLASS A SHARES. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

         The entire sales charge on Class A shares may be reallowed to financial professionals who sell shares during certain special promotional periods which may be instituted from time to time. The Fund reserves the right to have such promotions without further supplement to the Prospectus or Statement of Additional Information. The financial professionals who receive the entire sales charge may be deemed to be underwriters of the Fund's shares under the Securities Act of 1933 during such promotions.

         In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them; and (D) others who because of their business relationship with the Fund, the Distributor or its affiliates, and because of their knowledge of the Fund, do not require any significant sales effort or expense to educate them about the Fund. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers, minimum investments by various groups and any other matters, as may be adopted by the Distributor from time to time.

          CONVERSION OF CLASS B(1) AND CLASS B SHARES TO CLASS A SHARES. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B(1) or Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B(1) or Class B shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

         CONTINGENT DEFERRED SALES CHARGES. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and which do not involve an initial sales charge) or on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1%, with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

         In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

         CONTINGENT DEFERRED SALES CHARGE WAIVERS. With respect to Class A shares (on sales of $1 million or more and which do not involve an initial sales charge), and Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70 1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and
(iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The Fund may waive the contingent deferred sales charge on any class, or modify or terminate any waivers, at any time. The Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria. No contingent deferred sales charges apply to shares held by MetLife, the Investment Manager or the Distributor.

         CLASS S SHARES. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by MetLife, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. For information on different conditions that may apply to certain Funds, see Section I for the relevant Fund.

         In the discretion of the Distributor, Class S shares may be made available to (a) current and former employees, officers and directors of the Investment Manager and Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class A shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

          REORGANIZATIONS. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

         IN-KIND PURCHASE OPTION. In the discretion of the Investment Manager, shares of the Fund may be offered for purchase partly or entirely in exchange for securities. This option is available only in very limited circumstances. The Investment Manager will not approve the acceptance of any securities in exchange for Fund shares unless it believes the securities are appropriate investments for the Fund.

         REDEMPTIONS. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

         SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

         In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or
(b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

         Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

          REQUEST TO DEALER TO REPURCHASE. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from broker-dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the broker-dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

         SIGNATURE GUARANTEES. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000;
(2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; (4) requests to transfer the registration of shares to another owner; and (5) if checkwriting is available for the account, authorizations to establish the checkwriting privilege. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

         DISHONORED CHECKS. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

         PROCESSING CHARGES. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

         F.       SHAREHOLDER ACCOUNTS

         General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

         MAINTENANCE FEES AND INVOLUNTARY REDEMPTION. BECAUSE OF THE RELATIVELY HIGH COST OF MAINTAINING SMALL SHAREHOLDER ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM AT ITS OPTION ANY SHAREHOLDER ACCOUNT WHICH REMAINS BELOW $1,500 FOR A PERIOD OF 60 DAYS AFTER NOTICE IS MAILED TO THE APPLICABLE SHAREHOLDER, OR TO IMPOSE A MAINTENANCE FEE ON SUCH ACCOUNT AFTER 60 DAYS' NOTICE. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. CURRENTLY, THE MAINTENANCE FEE IS $18 ANNUALLY, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

         To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

         The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that
(a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         THE OPEN ACCOUNT SYSTEM. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Share certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

         The Fund's Open Account System provides the following options:

         1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

                  (a)      All income dividends and capital gains
                           distributions reinvested in additional shares of the Fund.

                  (b)      All income dividends and capital gains
                           distributions in cash.

                  (c)      All income dividends and capital gains
                           distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

         Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

         EXCHANGE PRIVILEGES. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds on the basis of the relative net asset values of the respective shares to be exchanged, and subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. Class A shares acquired through a new investment after January 1, 1999, are subject to an incremental sales charge if exchanged within 30 days of acquisition for Class A shares of a Fund with a higher applicable sales charge. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

         Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B(1), Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

          The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone Requests" in the Fund's Prospectus and "--Telephone Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

         THE EXCHANGE PRIVILEGE IS NOT DESIGNED FOR USE IN CONNECTION WITH SHORT-TERM TRADING OR MARKET TIMING STRATEGIES. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. The exchange limit may also be modified under certain exchange arrangements for selected brokers with substantial asset allocation programs. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

         REINVESTMENT PRIVILEGE. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

         Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

         DIVIDEND ALLOCATION PLAN. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

         TELEPHONE AND INTERNET PRIVILEGES. The following privileges are available:

         -        TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGE

                  - Shareholders automatically receive this privilege unless declined.

                  - This privilege allows a shareholder or any person claiming to act as the shareholder's representative to request exchanges into other State Street Research funds or make redemptions.

         -        INTERNET PRIVILEGE FOR SHAREHOLDER

                  - Shareholders may access the Fund's Web site to enter
                    transactions and for other purposes, subject to acceptance of the important conditions set forth on the Web site.

         A shareholder with the above privileges is deemed to authorize the Fund's agents to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; (2) act upon the Internet instructions of any person purporting to be any of the shareholders of an account; and (3) honor any telephone or Internet instructions for a change of address. All telephone calls will be recorded. Neither the Fund, any other State Street Research Fund, the Investment Manager, the Distributor, nor any of their agents will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone or Internet requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone or Internet are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

         ALTERNATIVE MEANS OF CONTACTING A FUND. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

         G.       NET ASSET VALUE

         The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 P.M. eastern time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

         In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

         In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services, methodologies or procedures, as may be deemed appropriate. The Trustees also reserve the right to adopt other valuations based on fair value in pricing in unusual circumstances where use of other methods as discussed in part above, could otherwise have a material adverse effect on the Fund as a whole.

         The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

         H.       PORTFOLIO TRANSACTIONS

         The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

BROKERAGE ALLOCATION

         The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

         When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

         In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

         The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel seek to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.

         Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

         The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

         It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of Section 28(e) of the Securities Exchange Act of 1934.

         In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

         In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

         When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the relative sizes of the accounts, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time.

         In addition, when the Investment Manager is seeking to buy or sell the same security on behalf of more than one client at approximately the same time, the Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. Although sharing large transactions may sometimes affect price or volume of shares acquired or sold, the Investment Manager believes that grouping orders generally provide an advantage in execution. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating account's proportionate share of such order will reflect the average price paid or received with respect to the total order. The Investment Manager may decide not to group orders, however, based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interest of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable overall execution (including transactions costs) relative to other clients.

         The Investment Manager has developed certain internal policies governing its short sale trading activities, including prior notification in certain circumstances to portfolio managers of accounts holding long positions in the same security. Generally, however, sales of long positions will take precedence over short sales, regardless of the order in which the trade orders are received.

         Subject to the policy of seeking best overall price and execution as stated above, sales of shares of investment companies under the Investment Manager's management may be considered by the Investment Manager in the selection of broker or dealer firms to execute portfolio transactions for investment companies under its management.

         I.       CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF THE FUND--IN GENERAL

         The Fund intends to qualify and elects to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

         If in any year the Fund derives more than 10% of its gross income (as defined in the Code, which disregards losses for that purpose) from investments made directly in commodities, including precious metal investments, or commodity-related options, futures or indices, the Fund in such year may fail to qualify as a regulated investment company under the Code. The Investment Manager intends to manage the Fund's portfolio so as to minimize the risk of such a disqualification.

         If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

         The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

         ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

         Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

         OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for the purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

         Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time the Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

         If the Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), the income of such companies may become taxable to the Fund prior to its distribution to the Fund or, alternatively, ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. Alternatively, if the stock of a PFIC is marketable, the Fund may elect to mark the stock of the PFIC to market annually, and to recognize gain or loss of the appreciation or depreciation in the stock. Any gain so recognized would be treated as ordinary income, and a loss would be recognized and treated as an ordinary deduction to the extent of any prior, unreversed amounts of gain recognized with respect to that stock. The Fund does not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Fund can avoid doing so.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

         Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

         Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

         The Fund may be subject to foreign taxes, including foreign income taxes. If so, the Fund intends to meet the requirements of the Code for passing through to its shareholders the tax benefit of foreign income taxes paid, although there is no assurance that it will be able to do so. Under this provision, if more than half of the value of the total assets of the Fund at the close of its taxable year consists of stock or securities of foreign corporations, the fund will be eligible and intends to elect to pass through to its shareholders the amount of foreign taxes it paid if such amounts are material. Pursuant to this election, a United States shareholder will, in general, be required to (i) include in gross income, in addition to taxable distributions actually received, his or her pro rata share of the foreign taxes paid by the Fund, (ii) treat that share of taxes as having been paid directly by him or her, and (iii) either deduct such share of taxes or treat such share of taxes as a credit against United State income tax liability. A tax-exempt shareholder will ordinarily not benefit from this election.

         Generally, a credit for foreign taxes paid by the Fund may not exceed a shareholder's United States income tax attributable to the shareholder's foreign source income. This limitation applies separately to different categories of income, one of which is a foreign-source passive income, which is likely to include all of the foreign-source income of the Fund. As a result of these limitations, some shareholders may not be able to utilize fully any foreign tax credits generated by an investment in the Fund. In addition, holding period requirements apply so that, generally, the shareholder will be unable to take a tax credit for any foreign withholding tax on a dividend payment unless (a) the Fund held the stock in the foreign corporation for more than 15 days during the 30-day period beginning on the date that the stock becomes ex-dividend with respect to the dividend on which the withholding tax is paid and (b) the shareholder held his or her shares in the Fund during the same period. In the case of certain preference dividends on foreign stock, the 15-day and 30-day periods are extended to 45 days and 90 days, respectively. Shareholders also will be unable to claim a credit for foreign withholding taxes on dividends if the Fund has entered into certain hedging transactions with respect to the stock of the foreign corporation. Shareholders may take a deduction to the extent of any tax credits disallowed under the holding period and hedging rules. The Fund will provide its shareholders with information about the source of its income and the foreign taxes it has paid for use in preparing the shareholder's United States income tax returns, including information about withholding taxes for which a tax credit could be denied to the Fund under the holding period and hedging rules described above.

         The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding tax at a rate of up to 30% (or at a lower rate under applicable treaty) on distributions from the Fund.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

         J.       DISTRIBUTION OF FUND SHARES

         The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through broker-dealers who have entered into sales agreements with the Distributor. The Fund has authorized certain broker-dealers to receive on its behalf purchase and redemption orders, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when such broker-dealer, or, if applicable, the broker-dealer's designee, receives the order. In such case, orders will be priced at the Fund's net asset value next computed after the orders are received by an authorized broker-dealer or its designee. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (Class B(1), Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to broker-dealers. The Distributor may also pay its affiliate MetLife Securities, Inc. additional sales compensation of up to 0.25% of certain sales or assets.

         The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, or Class S shares are offered, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale, among other factors. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other special programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.

         On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission may also be paid to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of up to 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

PLAN(S) OF DISTRIBUTION PURSUANT TO RULE 12b-1

         The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section I of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments by the Fund under the Distribution Plan may be discontinued at any time. The Distributor may also voluntarily waive receipt of payments from the Fund from time to time.

         A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

         Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

         The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

         The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

         The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

         No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

         K.       CALCULATION OF PERFORMANCE DATA

         From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B(1), Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

         The average annual total return ("standard total return") of the Class A, Class B(1), Class B, Class C and Class S shares of each Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund.

TOTAL RETURN

         Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                          n
                                    P(1+T)  = ERV

Where:            P        =        a hypothetical initial payment of $1,000

                           T        =       average annual total return

                           n        =       number of years

                           ERV      =       ending redeemable value at the
                                            end of the designated period
                                            assuming a hypothetical $1,000
                                            payment made at the beginning of
                                            the designated period

         The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

YIELD

         Yield for each class of the Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                                               a-b     6
                                    YIELD = 2[(--- + 1)  -1]
                                               cd

Where             a=       dividends and interest earned during the period

                  b= expenses accrued for the period (net of voluntary expense reductions by the Investment Manager)

                  c= the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d= the maximum offering price per share on the last day of the period

         To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

         Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes the maximum applicable sales charge.

         All accrued expenses are taken into account as described later herein.

         Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

ACCRUED EXPENSES AND RECURRING CHARGES

         Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

         Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. Subsidization can include the Investment Manager's waiver of a portion of its advisory fee, the Distributor's waiver of a portion of its Rule 12b-1 fee, or the assumption of a portion of the Fund's expenses by either of them or their affiliates. In the absence of such subsidization, the performance of the Fund would have been lower.

NONSTANDARDIZED TOTAL RETURN

         Each Fund may provide the above described standard total return results for Class A, Class B(1), Class B, Class C and Class S shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before (or the commencement of the Fund's operations, whichever is earlier). In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

DISTRIBUTION RATES

         Each Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

         Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

         L.       CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for Fund assets. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

         M.       INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trusts' independent accountants, providing professional services including (1) audits of each Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of each Fund.

         N.       FINANCIAL REPORTS

         In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Service Center.

                      STATE STREET RESEARCH FINANCIAL TRUST

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits*

      (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 and Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

      (1)(b) Amendment No. 3 to First Amended and Restated Master Trust Agreement(10)

      (1)(c) Amendment No. 4 to First Amended and Restated Master Trust Agreement(12)

      (1)(d) Amendment No. 5 to the First Amended and Restated Master Trust Agreement(12)


      (1)(e) Amendment No. 6 to the First Amended and Restated Master Trust Agreement(18)


      (1)(f) Amendment No. 7 to the First Amended and Restated Master Trust Agreement(18)


      (1)(g) Amendment No. 8 to the First Amended and Restated Master Trust Agreement(22)


      (1)(h) Amendment No. 9 to the First Amended and Restated Master Trust Agreement(22)


      (2)(a)     By-Laws of the Registrant(1)**

      (2)(b)     Amendment No. 1 to By-Laws effective September 30, 1992(4)**


      (2)(c)     Amendment No. 2 to By-Laws(16)


      (3)        Not applicable

      (4)        Deleted

      (5)(a) Advisory Agreement with MetLife - State Street Investment Services, Inc.(2)**

      (5)(c) Transfer and Assumption of Responsibilities and Rights relating to the Advisory Agreement between State Street Financial Services, Inc. and State Street Research & Management Company(4)**

      (5)(d) Letter Agreement with respect to the Advisory Agreement relating to MetLife - State Street Research Balanced Fund(6)**

      (5)(e) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Strategic Portfolios:
                 Conservative and State Street Research Strategic Portfolios:
                 Aggressive(8)**


      (5)(f)     Deleted


      (5)(g) Letter Agreement with respect to the Advisory Agreement relating to State Street Research International Equity Fund(22)


      (5)(h) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Health Sciences Fund(18)


      (5)(i) Form of Letter Agreement with respect to the Advisory Agreement relating to State Street Research Concentrated Growth Fund(22)


      (6)(a) First Amended and Restated Distribution Agreement with State Street Research Investment Services, Inc.(10)

      (6)(b)     Form of Selected Dealer Agreement(9)

      (6)(c)     Form of Bank and Bank-Affiliated Broker-Dealer Agreement(8)**

      (6)(d)     Form of Revised Supplement No. 1 to Selected Dealer
                 Agreement(10)


      (6)(e)     Deleted


      (6)(f) Letter Agreement with respect to the Distribution Agreement relating to State Street Research International Equity Fund(16)


      (6)(g) Letter Agreement with respect to the expenses relating to State Street Research Health Sciences Fund(18)


      (6)(h) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Health Sciences Fund(18)


      (6)(i) Letter Agreement with respect to the expenses relating to State Street Research Concentrated Growth Fund(24)


      (6)(j) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Concentrated Growth Fund(24)


      (7)        Not applicable

      (8)(a)     Custodian Contract with State Street Bank and Trust
                 Company(2)**

      (8)(b) Letter Agreement with respect to Custodian Contract relating to MetLife - State Street Research Balanced Fund(6)**

      (8)(c) Letter Agreement with respect to the Custodian Contract relating to State Street Research Strategic Portfolios:
                 Conservative and State Street Research Strategic Portfolios:
                 Aggressive(8)**

      (8)(d) Amendment to the Custodian Contract with State Street Bank and Trust Company(3)**

      (8)(e)     Deleted


      (8)(f)     Data Access Services Addendum to Custodian Agreement(15)



      (8)(g) Letter Agreement with respect to the Custodian Contract relating to State Street Research International Equity Fund(24)


      (8)(h) Letter Agreement with respect to the Custodian Contract relating to State Street Research Health Sciences Fund(24)


      (8)(i) Form of Letter Agreement with respect to the Custodian Contract relating to State Street Research Concentrated Growth Fund(22)


      (8)(j)     Amendment dated November 17, 2000 to Custodian Contract


      (9)        Not applicable

      (10)(a)    Opinion and consent of Goodwin, Procter & Hoar LLP(7)**


      (10)(b)    Deleted


      (10)(c) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research International Equity Fund(16)


      (10)(d) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Health Sciences Fund(18)


      (10)(e) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Concentrated Growth Fund(22)


      (11)(a)    Consent of PricewaterhouseCoopers LLP dated 2/3/00(19)


      (11)(b)    Consent of PricewaterhouseCoopers LLP dated 2/11/00(20)


      (11)(c)    Consent of PricewaterhouseCoopers LLP dated 2/27/01


      (11)(d)    Consent of PricewaterhouseCoopers LLP dated 2/28/00(22)


      (11)(e)    Consent of PricewaterhouseCoopers LLP dated 6/29/00(24)


      (12)       Not applicable

      (13)(a)    Purchase Agreement and Investment Letter(1)**

      (13)(b)    Purchase Agreement and Investment Letter(2)**

      (13)(c) Subscription and Investment Letter -- MetLife - State Street Research Balanced Fund(6)**

      (13)(d) Subscription and Investment Letters -- Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive(8)**


      (13)(e) Subscription and Investment Letters -- State Street Research Health Sciences Fund(18)


      (13)(f) Subscription and Investment Letter -- State Street Research Concentrated Growth Fund(24)


      (14)(a)    Deleted

      (14)(b)    Deleted

      (14)(c)    Deleted

      (15)(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1(5)**

      (15)(b) Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to MetLife State Street Research Balanced Fund(6)**

      (15)(c) Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive(8)**


      (15)(d)    Rule 12b-1 Plan dated November 27, 1998(16)


      (15)(e) State Street Research Financial Trust Rule 12b-1 Plan for Distribution of Shares(19)


      (15)(f) Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research International Equity Fund(16)


      (15)(g) Letter Agreement with respect to Rule 12b-1 Plan for Class B(1) shares relating to State Street Research International Equity Fund(16)


      (15)(h) Letter Agreement with respect to Rule 12b-1 Plan dated November 27, 1998 relating to State Street Research Health Sciences Fund(18)


      (15)(i) Form of Letter Agreement with respect to Rule 12b-1 Plan for Class J shares of State Street Research Government Income Fund(19)


      (15)(j) Letter Agreement with respect to Rule 12b-1 Plan dated November 27, 1998 relating to State Street Research Concentrated Growth Fund(24)


      (16)(a)    Deleted

      (16)(b)    Deleted

      (16)(c)    Deleted

      (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-2(10)


      (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3(16)


      (17)(c)    Code of Ethics (revised March 1, 2000)(24)


      (18)(a)    Powers of Attorney(11)

      (18)(b)    Power of Attorney for Susan M. Phillips(13)

      (18)(c)    Power of Attorney for Bruce R. Bond(17)

      (18)(d)    Power of Attorney for Gerard P. Maus

      (18)(e)    Power of Attorney for Richard S. Davis

      (19)       Certificate of Board Resolution Respecting Powers of
                 Attorney(17)


      (20)(a)    New Account Application(14)

      (20)(b)    Additional Services Application(14)

      (20)(c)    MetLife Securities, Inc. New Account Application(14)


      (27)(a)    Deleted

      (27)(b)    Deleted

----------------

* MetLife - State Street Investment Services, Inc. changed its name to State Street Financial Services, Inc. effective as of June 18, 1992, and subsequently changed its name to State Street Research Investment Services, Inc. effective October 28, 1992. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to MetLife - State Street Investment Services, Inc. or State Street Financial Services, Inc. The Series of the Registrant have changed their names at various times. Documents in this listing of Exhibits which were immediately effective prior to the most recent name change accordingly refer to a prior name of a series.

** Restated in electronic format in Post-Effective Amendment No. 17 filed on December 31, 1997.

Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote            Securities Act of 1933
Reference           Registration/Amendment              Date Filed
    1             Initial Registration                November 21, 1986
    2             Pre-Effective Amendment No. 1       February 13, 1987
    3             Post-Effective Amendment No. 3      February 22, 1989
    4             Post-Effective Amendment No. 7      February 26, 1993
    5             Post-Effective Amendment No. 9      July 8, 1993
    6             Post-Effective Amendment No. 10     February 9, 1994
    7             Post-Effective Amendment No. 11     February 18, 1994
    8             Post-Effective Amendment No. 13     November 30, 1994
    9             Post-Effective Amendment No. 15     December 28, 1995
   10             Post-Effective Amendment No. 16     February 27, 1997
   11             Post-Effective Amendment No. 17     December 31, 1997
   12             Post-Effective Amendment No. 19     August 19, 1998
   13             Post-Effective Amendment No. 20     November 17, 1998
   14             Post-Effective Amendment No. 21     November 27, 1998
   15             Post-Effective Amendment No. 22     December 29, 1998
   16             Post-Effective Amendment No. 24     May 3, 1999
   17             Post-Effective Amendment No. 25     June 29, 1999
   18             Post-Effective Amendment No. 28     September 28, 1999
   19             Post-Effective Amendment No. 31     February 4, 2000
   20             Post-Effective Amendment No. 32     February 11, 2000
   21             Post-Effective Amendment No. 33     February 29, 2000
   22             Post-Effective Amendment No. 34     February 29, 2000
   23             Post-Effective Amendment No. 35     June 29, 2000





Item 24.  Persons Controlled by or Under Common Control with Registrant


As of January 31, 2001, Metropolitan Life Insurance Company ("MetLife") was the beneficial owner of a greater than 25% interest of the outstanding shares of the following series of the Registrant:


Series
------


State Street Research Strategic Income Plus Fund
State Street Research Strategic Portfolios:  Aggressive
State Street Research Health Sciences Fund


MetLife may be deemed to be in control of such Funds as "control" is defined in the 1940 Act. MetLife is the indirect parent company of State Street Research & Management Company, the Investment Manager to the Funds. State Street Research & Management Company (a Delaware corporation) is a wholly-owned subsidiary of SSRM Holdings, Inc. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Tower Corp. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Life Insurance Company (a New York stock life insurance company), which is in turn a wholly-owned subsidiary of MetLife, Inc. (a Delaware corporation). As a result, the Funds could be deemed to be under common control with the subsidiaries of MetLife listed above, as well as the other subsidiaries in which MetLife owns a greater than 25% interest. A complete list of the subsidiaries of MetLife, Inc. and MetLife is filed as
Exhibit 21.1 of the Registration Statement on Form S-1 (Registration No. 333-91517) of MetLife, Inc. and is incorporated herein by reference.

Item 25.  Indemnification

      Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person, in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
State Street Research &      Investment Adviser            Various investment advisory                       Boston, MA
 Management Company                                        clients

Abbott, Christopher C.       Senior Managing Director      Pioneer Investment Mgmt.                          Boston, MA
 Executive Vice President    (until 10/99)

Bangs, Linda L.              None
 Vice President

Barghaan, Dennis C.          Senior Vice President         State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President

Barnwell, Amy F.             Senior Vice President         State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President
 (Vice President
 until 10/00)

Beatty, T. Kevin             Vice President                 Fleet Investment Advisors                        Boston, MA
 Vice President              (until 9/99)

Bigley, Gary M.              None
 Vice President

Bochman, Kathleen M.         None
 Senior Vice President
 (Vice President
  until 10/00)

Borzilleri, John             Vice President                State Street Research Financial Trust             Boston, MA
 Senior Vice President

Bray, Michael J.             None
 Senior Vice President

Brezinski, Karen             None
 Vice President

Brown, Susan H.              None
 Vice President

Bruno, Thomas                Vice President                 State Street Research Investment Service, Inc.   Boston, MA
 Vice President              Assistant Vice President       Phoenix Investment Partners                      Hartford, CT

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Buffum, Andrea L.            None
 Vice President

Burbank, John F.             None
 Senior Vice President

Calame, Mara D.              Vice President, Assistant     State Street Research Investment Services, Inc.   Boston, MA
 Vice President,             Clerk and Counsel
 Assistant Secretary,        Assistant Secretary           State Street Research Institutional Funds         Boston, MA
 and Counsel

Callahan, Michael            None
 Vice President

Carley, Linda C.             Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President              Assistant Secretary           State Street Research Institutional Funds         Boston, MA

Carstens, Linda C.           Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Clifford, Jr., Paul J.       Vice President                State Street Research Tax-Exempt Trust            Boston, MA
 Senior Vice President

Coleman, Thomas J.           None
 Senior Vice President
 (Vice President
 until 10/00)

Cullen, Terrence J.          Vice President, Assistant     State Street Research Investment Services, Inc.   Boston, MA
 Vice President, Assistant   Clerk and Counsel
 Secretary and Counsel

Davis, Richard S.            Chairman, President and       State Street Research Equity Trust                Boston, MA
 Director, Chairman of        Chief Executive Officer
 the Board, President        Chairman, President and       State Street Research Income Trust                Boston, MA
 and Chief Executive          Chief Executive Officer
 Officer                     Chairman, President and       State Street Research Tax-Exempt Trust            Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Capital Trust               Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Exchange Trust              Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Growth Trust                Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Master Investment Trust     Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Institutional Funds         Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Securities Trust            Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Money Market Trust          Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Financial Trust             Boston, MA
                              Chief Executive Officer
                             Chairman, President and       State Street Research Investment Services, Inc.   Boston, MA
                              Chief Executive Officer
                             President and Chief           SSRM Holdings, Inc.                               Boston, MA
                              Executive Officer
                             Senior Vice President          Metropolitan Life Insurance Company              New York, NY
                              (until 10/00)

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
D'Vari, Ronald               None
 Senior Vice President

Depp, Maureen G.             None
 Vice President

DeVeuve, Donald              None
 Vice President

DiVasta, Vincent             None
 Vice President

Dudley, Catherine            Vice President                State Street Research Capital Trust               Boston, MA
 Senior Vice President       Vice President                State Street Research Institutional Funds         Boston, MA

Duggan, Peter J.             None
 Senior Vice President

Ebel, Bruce A.
 Senior Vice President       Vice President                Loomis, Sayles & Company, L.P.                    Chicago, IL
                             (since 3/99)
                             Vice President                State Street Research Institutional Funds         Boston, MA
                             Vice President                State Street Research Financial Trust             Boston, MA

Even, Karen L.               None
 Vice President

Fazo, Steven A.              None
 Vice President

Federoff, Alex G.            None
 Senior Vice President
 (Vice President
 until 4/00)

Feliciano, Rosalina          None
 Vice President

Feeney, Kimberley            Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Ficco, Bonnie A.             None
 Vice President

Fochtman, Jr., Leo           None
 Vice President

Forcione, Anthony F.         None

Frey, Kenneth                Analyst                       The Boston Company                                Boston, MA
 Vice President              (until 10/99)

Frank, Christopher           Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President              Vice President                State Street Global Advisors                      Boston, MA

Gallivan Jr., Edward T.      Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Gardner, Michael D.          None
 Senior Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Goodman, Stephanie B.        Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Govoni, Electra              None
 Vice President

Grace, Evan S.               None
 Vice President

Granger, Allison             None
 Vice President

Gray, Nancy Spalding         Vice President                Scudder-Kemper Investments                        Boston, MA
 Vice President              (until 8/00)

Hadelman, Peter J.           Vice President                Pioneer Investment Management                     Boston, MA
 Vice President              (until 5/00)

Haggerty, Bryan D.           None
 Vice President

Hamilton, Jr., William A.    Treasurer and Director        Ellis Memorial and Eldredge House                 Boston, MA
 Senior Vice President       Treasurer and Director        Nautical and Aviation Publishing Company, Inc.    Baltimore, MD
                             Treasurer and Director        North Conway Institute                            Boston, MA

Hasson, Ira P.               Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Haverty, Jr., Lawrence J.    Vice President                State Street Research Capital Trust               Boston, MA
 Senior Vice President

Heineke, George R.           None
 Vice President

Hickman, Joanne              Senior Vice President         State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President

Holland, Thomas              Senior Vice President         Putnam Investments                                Boston, MA
 Vice President              (until 6/99)
                             Senior Vice President         State Street Research Investment Services, Inc.   Boston, MA

Holmes, Robert J.            Director Key Account Mktg.    American Skandia Marketing, Inc.                  Shelton, CT
 Vice President              (until 10/00)
                             Vice President                Evergreen Investment Services                     Boston, MA
                             (until 3/00)
                             Vice President                State Street Research Investment Services, Inc.   Boston, MA

Jackson, Jr., F. Gardner     Vice President                State Street Research Equity Trust                Boston, MA
 Senior Vice President       Trustee                       Certain trusts of related and
                                                           non-related individuals
                             Trustee and Chairman of the   Vincent Memorial Hospital                         Boston, MA
                             Board

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Joseph, Robert I.            None
 Vice President

Kallis, John H.              Vice President                State Street Research Financial Trust             Boston, MA
 Senior Vice President       Vice President                State Street Research Income Trust                Boston, MA
                             Vice President                State Street Research Institutional Funds         Boston, MA
                             Vice President                State Street Research Money Market Trust          Boston, MA
                             Vice President                State Street Research Tax-Exempt Trust            Boston, MA
                             Vice President                State Street Research Securities Trust            Boston, MA
                             Trustee                       705 Realty Trust                                  Washington, D.C.

Kasper, M. Katherine         Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Kayajanian, Jeffrey D.       Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President              Regional Vice President       ReliaStar Retirement Plans                        Minneapolis, MN

Keelan, David E.
 Vice President

Kiessling, Dyann H.          Vice President                State Street Research Money Market Trust          Boston, MA
 Vice President

Kluiber, Rudolph K.          Vice President                State Street Research Capital Trust               Boston, MA
 Senior Vice President

Krauss, Clifford             Managing Director             Trust Company of the West                         Los Angeles, CA
 Senior Vice President       (until 8/00)

Langholm, Knut               Director                      SSR Pegasus Funds                                 Luxembourg
 Senior Vice President
 (Vice President
 until 4/99)

Leary, Eileen M.             None
 Vice President

Ledbury, Richard D.          Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Leese, Reginald              Portfolio Manager             Citizens Bank                                     Boston, MA
 Vice President              (until 6/00)

Lomasney, Mary T.            None
 Vice President

Lord, Peter D.               Vice President                New England Financial                             Boston, MA
 Vice President              Vice President                State Street Research Investment Services, Inc.   Boston, MA

Lubas, Amy C.                Director                      SG Cowen Securities Corporation                   Boston, MA
 Vice President              (until 4/00)

Marinella, Mark A.           Vice President                State Street Research Institutional Funds         Boston, MA
 Senior Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Markel, Gregory S.           None
 Vice President

Marsh, Eleanor H.            Portfolio Manager             Evergreen Investment Management Company           Boston, MA
 Vice President              (Until 3/00)

Maus, Gerard P.              Treasurer                      State Street Research Equity Trust               Boston, MA
 Executive Vice              Treasurer                      State Street Research Income Trust               Boston, MA
 President,                  Treasurer                      State Street Research Capital Trust              Boston, MA
 Treasurer,                  Treasurer                      State Street Research Tax-Exempt Trust           Boston, MA
 Chief Financial             Treasurer                      State Street Research Exchange Trust             Boston, MA
 Officer, Chief              Treasurer                      State Street Research Growth Trust               Boston, MA
 Administrative              Treasurer                      State Street Research Master Investment Trust    Boston, MA
 Officer and                 Treasurer                      State Street Research Institutional Funds        Boston, MA
 Director                    Treasurer                      State Street Research Securities Trust           Boston, MA
 (Interim Chief              Treasurer                      State Street Research Money Market Trust         Boston, MA
 Operating Officer,          Treasurer                      State Street Research Financial Trust            Boston, MA
 5/00-10/00)                 Director, Chief Financial      State Street Research Investment Services, Inc.  Boston, MA
                              Officer, Chief Administrative
                              Officer and Treasurer
                             Director                       Metric Holdings, Inc.                            San Francisco, CA
                             Director                       Certain wholly-owned subsidiaries
                                                              of Metric Holdings, Inc.
                             Treasurer and Chief            SSRM Holdings, Inc.                              Boston, MA
                             Financial Officer
                             Director                       SSR Pegasus Funds                                Luxembourg

McGrath, Ann E.              None
 Vice President

McKown, Elizabeth G.         Senior Vice President          State Street Research Investment Services, Inc.  Boston, MA
 Senior Vice President
 (Vice President
 until 10/00)

McNamara, III, Francis J.    Executive Vice President,      State Street Research Investment Services, Inc.  Boston, MA
 Executive Vice              Clerk and General Counsel
 President, Secretary        Secretary and General Counsel  State Street Research Master Investment Trust    Boston, MA
 and General Counsel         Secretary and General Counsel  State Street Research Capital Trust              Boston, MA
                             Secretary and General Counsel  State Street Research Exchange Trust             Boston, MA
                             Secretary and General Counsel  State Street Research Growth Trust               Boston, MA
                             Secretary and General Counsel  State Street Research Securities Trust           Boston, MA
                             Secretary and General Counsel  State Street Research Equity Trust               Boston, MA
                             Secretary and General Counsel  State Street Research Financial Trust            Boston, MA
                             Secretary and General Counsel  State Street Research Income Trust               Boston, MA
                             Secretary and General Counsel  State Street Research Money Market Trust         Boston, MA
                             Secretary and General Counsel  State Street Research Tax-Exempt Trust           Boston, MA
                             Secretary and General Counsel  SSRM Holdings, Inc.                              Boston, MA
                             Secretary and General Counsel  State Street Research Institutional Funds        Boston, MA
                             Director                       SSR Pegasus Funds                                Luxembourg

Moore, James                 Director                       1838 Investment Advisors, Inc.                   Boston, MA
 Vice President              (until 4/00)

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Moore, Jr., Thomas P.       Vice President                 State Street Research Financial Trust             Boston, MA
 Senior Vice                Vice President                 State Street Research Equity Trust                Boston, MA
 President                  Director                       Hibernia Savings Bank                             Quincy, MA
                            Governor on the Board          Association for Investment Management             Charlottesville, VA
                            of Governors                   and Research

Morey, Andrew F.            None
 Vice President

Mulligan, JoAnne C.         None
 Senior Vice President

Paddon, Steven W.           Vice President                 State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Pannell, James C.           Vice President                 State Street Research Institutional Funds         Boston, MA
 Executive Vice President

Peters, Kim M.              Vice President                 State Street Research Securities Trust            Boston, MA
 Senior Vice President      Vice President                 State Street Research Institutional Funds         Boston, MA
                            Vice President                 State Street Research Income Trust                Boston, MA

Pierce, James D.            None
 Vice President

Poritzky, Dean E.           None
 Senior Vice President
 (Vice President
 until 4/00)

Ragsdale, Jr., E.K. Easton  Vice President                 State Street Research Financial Trust             Boston, MA
 Senior Vice President

Ransom, Clifford F.         None
 Vice President

Rawlins, Jeffrey A.         Vice President                 State Street Research Institutional Funds         Boston, MA
 Senior Vice President

Refojo, Michael F.          Senior Vice President          Scudder Kemper Investments                        Boston, MA
 Senior Vice President

Rice III, Daniel Joseph     Vice President                 State Street Research Equity Trust                Boston, MA
 Senior Vice President

Rolnick, Michael A.         None
 Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Romich, Douglas A.           Assistant Treasurer            State Street Research Equity Trust               Boston, MA
 Senior Vice President       Assistant Treasurer            State Street Research Financial Trust            Boston, MA
 and Assistant               Assistant Treasurer            State Street Research Income Trust               Boston, MA
 Treasurer                   Assistant Treasurer            State Street Research Money Market Trust         Boston, MA
                             Assistant Treasurer            State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant Treasurer            State Street Research Capital Trust              Boston, MA
                             Assistant Treasurer            State Street Research Exchange Trust             Boston, MA
                             Assistant Treasurer            State Street Research Growth Trust               Boston, MA
                             Assistant Treasurer            State Street Research Institutional Funds        Boston, MA
                             Assistant Treasurer            State Street Research Master Investment Trust    Boston, MA
                             Assistant Treasurer            State Street Research Securities Trust           Boston, MA
                             Vice President and             SSRM Holdings, Inc.                              Boston, MA
                             Assistant Treasurer
                             Senior Vice President and      State Street Research Investment Services, Inc.  Boston, MA
                             Assistant Treasurer

Ryan, Michael J.             None
 Senior Vice President

Sanderson, Derek             None
 Senior Vice President

Schrage, Michael M.          None
 Senior Vice President
 (Vice President
 until 4/00)

Shean, William G.            None
 Senior Vice President
 (Vice President
 until 4/00)

Sheldon, Michael A.          None
  Vice President

Shively, Thomas A.           Vice President                 State Street Research Financial Trust            Boston, MA
 Executive Vice              Vice President                 State Street Research Income Trust               Boston, MA
 President                   Vice President                 State Street Research Money Market Trust         Boston, MA
 (Director until             Vice President                 State Street Research Tax-Exempt Trust           Boston, MA
 (7/00)                      Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA

Shoemaker, Richard D.        None
 Senior Vice President

Silverstein, Jill            None
 Vice President

Simi, Susan                  None
 Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Simmons, Amy L.              Vice President                 State Street Research Investment Services, Inc.  Boston, MA
 Vice President              Assistant Secretary            State Street Research Capital Trust              Boston, MA
                             Assistant Secretary            State Street Research Exchange Trust             Boston, MA
                             Assistant Secretary            State Street Research Growth Trust               Boston, MA
                             Assistant Secretary            State Street Research Master Investment Trust    Boston, MA
                             Assistant Secretary            State Street Research Securities Trust           Boston, MA
                             Assistant Secretary            State Street Research Equity Trust               Boston, MA
                             Assistant Secretary            State Street Research Financial Trust            Boston, MA
                             Assistant Secretary            State Street Research Income Trust               Boston, MA
                             Assistant Secretary            State Street Research Money Market Trust         Boston, MA
                             Assistant Secretary            State Street Research Tax-Exempt Trust           Boston, MA

Smith, James                 Director of Customer Service   Brown and Company Securities Corporation         Boston, MA
 Vice President              (until 11/17/00)
                             Assistant Vice President       Putnam Investments                               Andover, MA
                             (until 4/1/99)
                             Vice President                 State Street Research Investment Services, Inc.  Boston, MA

Stambaugh, Kenneth D.        None
 Vice President

Stolberg, Thomas B.          None
 Vice President

Strelow, Daniel R.           None
 Senior Vice President

Swanson, Amy McDermott       Vice President                 State Street Research Institutional Funds        Boston, MA
 Senior Vice President

Thorndike, Benjamin W.       Managing Director              Scudder-Kemper Investments                       Boston, MA
 Senior Vice President       (until 7/00)

Tice, Robyn S.               None
 Senior Vice President
 (Vice President
 until 10/00)

Trebino, Anne M.             Vice President                  SSRM Holdings, Inc.                             Boston, MA
 Senior Vice President

Truesdale, Anne Tucher       Senior Analyst                  J.P. Morgan & Co.                               New York, NY
 Vice President              (until 6/00)

Wallace, Julie K.            None
 Vice President

Walsh III, Denis J.          None
 Vice President

Walsh, Tucker                Vice President                 State Street Research Capital Trust              Boston, MA
 Vice President

Wardwell, Samuel             Vice President                 Wellington Management Company                    Boston, MA
 Senior Vice President       (until 8/00)

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Weiss, James M.              Vice President                 State Street Research Exchange Trust             Boston, MA
 Director and Executive      Vice President                 State Street Research Financial Trust            Boston, MA
 Vice President              Vice President                 State Street Research Growth Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA
                             Vice President                 State Street Research Capital Trust              Boston, MA
                             Vice President                 State Street Research Equity Trust               Boston, MA
                             Vice President                 State Street Research Income Trust               Boston, MA
                             Vice President                 State Street Research Master Investment Trust    Boston, MA
                             Director                       State Street Research Investment Services, Inc.  Boston, MA

Welch, Timothy M.            None
 Vice President

Westvold,                    Vice President                 State Street Research Institutional Funds        Boston, MA
 Elizabeth McCombs           Vice President                 State Street Research Securities Trust           Boston, MA
   Senior Vice President

Wilkins, Kevin               Executive Vice President       State Street Research Investment Services, Inc.  Boston, MA
 Executive Vice President    (Senior Vice President
 (Senior Vice President       until 4/00)
 until 4/00)

Wilson, John T.              Vice President                 State Street Research Master Investment Trust    Boston, MA
 Senior Vice President       Vice President                  State Street Research Institutional Funds       Boston, MA

Winandy, Angela              Vice President                  State Street Research Investment Services,Inc.  Boston, MA
 Vice President

Wing, Darman A.              Senior Vice President,         State Street Research Investment Services, Inc.  Boston, MA
 Senior Vice President,      Assistant Clerk & Assistant
 Assistant Secretary         General Counsel
 and Assistant               Assistant Secretary and        State Street Research Capital Trust              Boston, MA
 General Counsel             Assistant General Counsel
                             Assistant Secretary and        State Street Research Exchange Trust             Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Growth Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Master Investment Trust    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Securities Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Equity Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Financial Trust            Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Income Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Money Market Trust         Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        SSRM Holdings, Inc.                              Boston, MA
                             Assistant General Counsel

                                                                                                             Principal business
Name                         Connection                    Organization                                      Address of Organization
----                         ----------                    ------------                                      ---------------------
Woodbury, Robert S.          Vice President                 State Street Research Investment Services, Inc.  Boston, MA
 Vice President

Woodworth, Jr., Kennard      Vice President                 State Street Research Exchange Trust             Boston, MA
 Senior Vice                 Vice President                 State Street Research Financial Trust            Boston, MA
 President                   Vice President                 State Street Research Growth Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA

Yalamanchili, Kishore K.     None
 Vice President

Yu, Mandy                    Vice President                 State Street Research Investment Services, Inc.  Boston, MA
 Vice President

Zuger, Peter A.              Vice President                 State Street Research Equity Trust               Boston, MA
 Senior Vice
 President

Item 27.  Principal Underwriters

      (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, and State Street Research Institutional Funds.

      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:


     (1)                            (2)                               (3)
                                 Positions                         Positions
Name and Principal              and Offices                       and Offices
 Business Address             with Underwriter                   with Registrant

Richard S. Davis              Chairman of the Board,             Chairman of the Board,
One Financial Center          President and Chief Executive      President and Chief Executive
Boston, MA 02111              Officer                            Officer

Gerard P. Maus                Executive Vice President,          Treasurer
One Financial Center          Chief Financial
Boston, MA 02111              Officer, Chief
                              Administrative Officer,
                              Treasurer and Director


James M. Weiss                Director                           Vice President
One Financial Center
Boston, MA  02111

Francis J. McNamara, III      Executive Vice                     Secretary
One Financial Center          President, General Counsel
Boston, MA 02111              and Clerk

Kevin Wilkins                 Executive Vice President           None
One Financial Center
Boston, MA 02111

Dennis C. Barghaan            Senior Vice President              None
One Financial Center
Boston, MA 02111

Amy F. Barnwell               Senior Vice President              None
One Financial Center
Boston, MA 02111

Peter Borghi                  Senior Vice President              None
One Financial Center
Boston, MA 02111


Joanne Hickman                Senior Vice President              None
One Financial Center
Boston, MA 02111

Thomas Holland                Senior Vice President              None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown           Senior Vice President              None
One Financial Center
Boston, MA 02111

Douglas A. Romich             Senior Vice President              Assistant Treasurer
One Financial Center          and Assistant Treasurer
Boston, MA 02111

Darman A. Wing                Senior Vice President,             Assistant
One Financial Center          Assistant Clerk                    Secretary
Boston, MA 02111              and Assistant General
                              Counsel

Thomas Bruno                  Vice President                     None
One Financial Center
Boston, MA 02111

Mara D. Calame                Vice President,                    None
One Financial Center          Assistant Clerk
Boston, MA 02111              and Counsel

Linda C. Carley               Vice President                     None
One Financial Center
Boston, MA 02111

Linda C. Carstens             Vice President                     None
One Financial Center
Boston, MA 02111

Terrence J. Cullen            Vice President,                    None
One Financial Center          Assistant Clerk
Boston, MA 02111              and Counsel

Kimberley Feeney              Vice President                     None
One Financial Center
Boston, MA 02111

Christopher Frank             Vice President                     None
One Financial Center
Boston, MA 02111

Edward T. Gallivan, Jr.       Vice President                     None
One Financial Center
Boston, MA 02111

Stephanie B. Goodman          Vice President                     None
One Financial Center
Boston, MA 02111

Nancy Spalding Gray          Vice President                      None
One Financial Center
Boston, MA 02111

Ira P. Hasson                 Vice President                     None
One Financial Center
Boston, MA 02111

Robert J. Holmes              Vice President                     None
One Financial Center
Boston, MA 02111

M. Katherine Kasper           Vice President                     None
One Financial Center
Boston, MA 02111

Jeffrey K. Kayajanian        Vice President                      None
One Financial Center
Boston, MA 02111

Richard C. Ledbury            Vice President                     None
One Financial Center
Boston, MA 02111

Peter Lord                    Vice President                     None
One Financial Center
Boston, MA 02111

Stephen W. Paddon             Vice President                     None
One Financial Center
Boston, MA 02111

Amy L. Simmons                Vice President                     Assistant
One Financial Center                                             Secretary
Boston, MA 02111

James Smith                   Vice President                     None
One Financial Center
Boston, MA 02111

Angela L. Winandy             Vice President                     None
One Financial Center
Boston, MA 02111

Robert S. Woodbury            Vice President                     None
One Financial Center
Boston, MA 02111

Item 28.  Location of Accounts and Records

Gerard P. Maus
State Street Research & Management Company
One Financial Center
Boston, MA 02111

Item 29.  Management Services

       Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:


                          Year-end         Year-end      Year-end
Fund                      10/31/98         10/31/99      10/31/00*
----                      --------         --------      --------
Government Income         $227,478         $351,931      $407,384
  Fund

Stategic Portfolios:      $ 31,613         $ 33,300      $ 33,043
  Aggressive

Strategic Income          $ 18,633         $ 30,445      $  9,070
  Plus Fund

International             $ 72,004         $ 82,691      $123,567
  Equity Fund



-----------------------
* Estimate



                                                          Year-end    Year-end
                                                           2/28/99     2/29/00
                                                          --------    --------
Health Sciences                                           $     --    $     0


Item 30.  Undertakings

      (a) Inapplicable.

      (b) Deleted.

      (c) The Registrant undertakes to hold a special meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (d) Deleted.

                                     NOTICE

         A copy of the Master Trust Agreement of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this Registration Statement and Amendment, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the series of the Registrant, as provided in the Master Trust Agreement. Each series of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other series shall be responsible for the same.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of February, 2000.


                      STATE STREET RESEARCH FINANCIAL TRUST

                             By:                  *
                                 -------------------------------------
                                 Gerard P. Maus
                                 Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

                   * Trustee, Chairman of the Board and ------------------------------------ Chief Executive Officer
Richard S. Davis                      (principal executive officer)
                   *


                   *
------------------------------------  Treasurer (principal financial
Gerard P. Maus                         and accounting officer)

                   *
------------------------------------  Trustee
Bruce R. Bond

                   *
------------------------------------  Trustee
Steve A. Garban

                   *                  Trustee
------------------------------------
Dean O. Morton

                   *                  Trustee
------------------------------------
Susan M. Phillips

                   *
------------------------------------  Trustee
Toby Rosenblatt

                   *                  Trustee
------------------------------------
Michael S. Scott Morton

*By: /s/ Francis J. McNamara, III
     ----------------------------
         Francis J. McNamara, III,
         Attorney-in-Fact under Powers of
         Attorney incorporated by
         reference from Post-Effective
         Amendments Nos. 17, 20, 25 and under
         Powers of Attorney filed herein.

                                              1933 Act Registration No. 33-10327
                                                      1940 Act File No. 811-4911
================================================================================

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                         --------------------

                               FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                      Pre-Effective Amendment No. ____                     [ ]


                     Post-Effective Amendment No. 36                       [X]


                                and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]


                           Amendment No. 37                                [X]


                         --------------------

                      STATE STREET RESEARCH FINANCIAL TRUST
    (Exact Name of Registrant as Specified in Declaration of Trust)

                         --------------------


                               EXHIBITS

                           INDEX TO EXHIBITS

(8)(j)      Amendment dated November 17, 2000 to Custodian Contract


(11)(c)     Consent of PricewaterhouseCoopers LLP dated 2/27/01


(18)(d)     Power of Attorney for Gerard P. Maus


(18)(e)     Power of Attorney for Richard S. Davis